UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,124.30	$ 1.18
Hypothetical A		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,124.90	$ .43
Hypothetical A		$ 1,000.00	$ 1,024.80	$ .41
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,125.70	$ .32
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,125.80	$ .21
Hypothetical A		$ 1,000.00	$ 1,025.00	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,169.10	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,024.05	$ 1.17
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,169.60	$ .49
Hypothetical A		$ 1,000.00	$ 1,024.75	$ .46
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,169.70	$ .38
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,169.80	$ .27
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Pioneer Natural Resources Co.	0.5	0.3
Noble Energy, Inc.	0.5	0.4
Actavis PLC	0.5	0.3
Crown Castle International Corp.	0.4	0.5
Aon PLC	0.4	0.4
Alexion Pharmaceuticals, Inc.	0.4	0.4
Whole Foods Market, Inc.	0.4	0.3
Delta Air Lines, Inc.	0.4	0.3
Kroger Co.	0.4	0.4
Sempra Energy	0.4	0.4
	4.3
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	20.5
Consumer Discretionary	17.2	16.6
Information Technology	13.1	12.6
Industrials	12.9	12.7
Health Care	10.6	9.8
Energy	6.7	7.3
Utilities	6.1	6.1
Consumer Staples	5.7	6.3
Materials	5.5	5.8
Telecommunication Services	1.1	1.6

Semiannual Report

Spartan Mid Cap Index Fund

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 1.0%
Allison Transmission Holdings, Inc.	2,581	$ 62,847
BorgWarner, Inc.	8,674	894,550
Delphi Automotive PLC	23,453	1,341,512
Gentex Corp.	10,872	320,072
Lear Corp.	6,045	467,823
The Goodyear Tire & Rubber Co.	18,249	382,864
TRW Automotive Holdings Corp. (a)	8,078	606,739
Visteon Corp. (a)	3,721	286,852
		4,363,259
Automobiles - 0.6%
Harley-Davidson, Inc.	16,821	1,077,217
Tesla Motors, Inc. (a)	6,273	1,003,304
Thor Industries, Inc.	3,304	191,665
		2,272,186
Distributors - 0.4%
Genuine Parts Co.	11,629	916,714
LKQ Corp. (a)	22,404	740,004
		1,656,718
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	7,249	193,476
DeVry, Inc.	4,844	173,900
H&R Block, Inc.	20,418	580,688
Service Corp. International	15,995	288,070
Weight Watchers International, Inc. (d)	1,967	63,160
		1,299,294
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	2,852	208,595
Brinker International, Inc.	5,082	225,742
Burger King Worldwide, Inc.	7,391	156,541
Chipotle Mexican Grill, Inc. (a)(d)	2,319	1,222,043
Choice Hotels International, Inc.	2,007	93,506
Darden Restaurants, Inc.	9,752	502,521
Domino's Pizza, Inc.	4,263	285,877
Dunkin' Brands Group, Inc.	7,992	381,059
Hyatt Hotels Corp. Class A (a)	3,426	163,078
International Game Technology	19,704	370,435
Marriott International, Inc. Class A	17,481	788,043
MGM Mirage, Inc. (a)	27,890	531,026
Norwegian Cruise Line Holdings Ltd.	1,978	63,336
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	2,110	$ 333,211
Penn National Gaming, Inc. (a)	5,114	299,220
Royal Caribbean Cruises Ltd.	12,279	516,209
SeaWorld Entertainment, Inc.	2,187	65,676
Six Flags Entertainment Corp.	5,014	188,577
Starwood Hotels & Resorts Worldwide, Inc.	14,590	1,074,116
Wendy's Co.	21,022	182,681
Wyndham Worldwide Corp.	10,193	676,815
Wynn Resorts Ltd.	6,044	1,004,815
		9,333,122
Household Durables - 1.5%
D.R. Horton, Inc.	20,951	397,021
Garmin Ltd. (d)	9,113	426,033
Harman International Industries, Inc.	5,055	409,556
Jarden Corp. (a)	9,541	528,190
Leggett & Platt, Inc.	10,788	320,835
Lennar Corp. Class A	12,279	436,518
Mohawk Industries, Inc. (a)	4,568	604,895
Newell Rubbermaid, Inc.	21,651	641,519
NVR, Inc. (a)	358	328,401
PulteGroup, Inc.	29,117	513,915
Taylor Morrison Home Corp.	2,558	56,890
Tempur Sealy International, Inc. (a)	4,464	171,194
Toll Brothers, Inc. (a)	12,579	413,598
Tupperware Brands Corp.	3,967	355,642
Whirlpool Corp.	5,939	867,153
		6,471,360
Internet & Catalog Retail - 1.0%
Expedia, Inc.	7,919	466,271
Groupon, Inc. Class A (a)	31,276	285,550
HomeAway, Inc. (a)	4,256	126,190
Liberty Media Corp.:
Interactive Series A (a)	39,791	1,072,765
Series A (a)	2,723	292,369
Netflix, Inc. (a)	3,770	1,215,750
TripAdvisor, Inc. (a)	8,413	695,839
		4,154,734
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	8,538	440,988
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	25,950	$ 1,151,402
Polaris Industries, Inc.	4,864	636,941
		2,229,331
Media - 2.4%
AMC Networks, Inc. Class A (a)	4,554	319,190
Cablevision Systems Corp. - NY Group Class A	14,390	223,765
Charter Communications, Inc. Class A (a)	4,969	667,039
Cinemark Holdings, Inc.	8,722	286,169
Clear Channel Outdoor Holding, Inc. Class A	2,758	23,443
Discovery Communications, Inc. Class A (a)	18,362	1,632,749
DISH Network Corp. Class A	15,651	754,378
DreamWorks Animation SKG, Inc. Class A (a)	5,492	188,046
Gannett Co., Inc.	17,202	475,979
Interpublic Group of Companies, Inc.	32,169	540,439
John Wiley & Sons, Inc. Class A	3,409	171,439
Lamar Advertising Co. Class A (a)	5,974	273,072
Liberty Media Corp. Class A (a)	7,573	1,157,987
Lions Gate Entertainment Corp. (a)	6,168	213,289
Morningstar, Inc.	1,547	124,209
Omnicom Group, Inc.	19,400	1,321,334
Regal Entertainment Group Class A	6,202	117,900
Scripps Networks Interactive, Inc. Class A	8,230	662,515
Starz - Liberty Capital Series A (a)	8,621	259,923
The Madison Square Garden Co. Class A (a)	4,523	273,732
Washington Post Co. Class B	328	211,009
		9,897,606
Multiline Retail - 1.5%
Big Lots, Inc. (a)	4,322	157,148
Dillard's, Inc. Class A	2,010	164,780
Dollar General Corp. (a)	24,549	1,418,441
Dollar Tree, Inc. (a)	16,791	980,594
Family Dollar Stores, Inc.	7,235	498,347
J.C. Penney Co., Inc. (a)(d)	17,615	132,113
Kohl's Corp.	16,664	946,515
Macy's, Inc.	28,798	1,327,876
Nordstrom, Inc.	10,890	658,518
Sears Holdings Corp. (a)(d)	3,302	191,780
		6,476,112
Specialty Retail - 4.1%
Aarons, Inc. Class A	5,658	160,517
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Abercrombie & Fitch Co. Class A	5,782	$ 216,709
Advance Auto Parts, Inc.	5,486	544,101
American Eagle Outfitters, Inc.	14,750	228,478
Ascena Retail Group, Inc. (a)	9,564	189,272
AutoNation, Inc. (a)	3,849	185,637
AutoZone, Inc. (a)	2,663	1,157,579
Bed Bath & Beyond, Inc. (a)	16,400	1,268,048
Best Buy Co., Inc.	20,487	876,844
Cabela's, Inc. Class A (a)(d)	3,513	208,391
CarMax, Inc. (a)	16,851	791,828
Chico's FAS, Inc.	11,956	205,045
CST Brands, Inc.	4,553	146,789
Dick's Sporting Goods, Inc.	7,416	394,605
DSW, Inc. Class A	2,643	231,712
Foot Locker, Inc.	11,275	391,243
GameStop Corp. Class A	8,933	489,707
Gap, Inc.	20,951	774,977
GNC Holdings, Inc.	7,323	430,739
Guess?, Inc.	4,507	140,844
L Brands, Inc.	18,008	1,127,481
Murphy U.S.A., Inc.	3,557	144,343
O'Reilly Automotive, Inc. (a)	8,282	1,025,394
PetSmart, Inc.	7,752	564,036
Ross Stores, Inc.	16,486	1,275,192
Sally Beauty Holdings, Inc. (a)	12,801	336,922
Signet Jewelers Ltd.	6,065	452,813
Staples, Inc.	49,809	802,921
Tiffany & Co., Inc.	8,382	663,603
Tractor Supply Co.	10,471	747,106
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,777	615,516
Urban Outfitters, Inc. (a)	8,120	307,586
Williams-Sonoma, Inc.	7,394	387,741
		17,483,719
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	4,412	305,090
Coach, Inc.	21,077	1,068,182
Deckers Outdoor Corp. (a)	2,647	182,193
Fossil Group, Inc. (a)	3,864	490,496
Hanesbrands, Inc.	7,414	505,042
Michael Kors Holdings Ltd. (a)	15,110	1,162,715
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	6,080	$ 757,386
Ralph Lauren Corp.	4,498	745,049
Under Armour, Inc. Class A (sub. vtg.) (a)	6,315	512,462
VF Corp.	6,563	1,411,045
		7,139,660
TOTAL CONSUMER DISCRETIONARY		72,777,101
CONSUMER STAPLES - 5.7%
Beverages - 1.2%
Beam, Inc.	12,067	812,109
Brown-Forman Corp. Class B (non-vtg.)	11,349	828,250
Coca-Cola Enterprises, Inc.	20,548	857,468
Constellation Brands, Inc. Class A (sub. vtg.) (a)	11,530	752,909
Dr. Pepper Snapple Group, Inc.	15,315	725,165
Molson Coors Brewing Co. Class B	10,482	566,028
Monster Beverage Corp. (a)	10,067	576,134
		5,118,063
Food & Staples Retailing - 1.0%
Fresh Market, Inc. (a)	3,072	156,396
Kroger Co.	39,008	1,671,103
Safeway, Inc.	18,082	631,062
Sprouts Farmers Market LLC	1,480	68,169
Whole Foods Market, Inc.	27,826	1,756,655
		4,283,385
Food Products - 2.3%
Bunge Ltd.	11,037	906,469
Campbell Soup Co.	13,148	559,710
ConAgra Foods, Inc.	31,268	994,635
Dean Foods Co. (a)	6,966	135,837
Flowers Foods, Inc.	12,956	328,305
Green Mountain Coffee Roasters, Inc. (a)(d)	11,193	703,032
Hillshire Brands Co.	9,356	307,157
Hormel Foods Corp.	10,120	439,815
Ingredion, Inc.	5,812	382,197
McCormick & Co., Inc. (non-vtg.)	9,888	683,755
Mead Johnson Nutrition Co. Class A	15,187	1,240,170
Pinnacle Foods, Inc.	2,468	66,858
The Hershey Co.	11,229	1,114,366
The J.M. Smucker Co.	8,041	894,240
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	21,002	$ 581,125
WhiteWave Foods Co.	10,388	207,864
		9,545,535
Household Products - 0.5%
Church & Dwight Co., Inc.	10,366	675,345
Clorox Co.	9,883	891,348
Energizer Holdings, Inc.	4,669	458,076
		2,024,769
Personal Products - 0.4%
Avon Products, Inc.	32,474	568,295
Coty, Inc. Class A	4,164	64,042
Herbalife Ltd. (d)	6,431	416,857
Nu Skin Enterprises, Inc. Class A	4,418	516,597
		1,565,791
Tobacco - 0.3%
Lorillard, Inc.	28,352	1,446,236
TOTAL CONSUMER STAPLES		23,983,779
ENERGY - 6.7%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	4,316	229,309
Cameron International Corp. (a)	18,605	1,020,670
Diamond Offshore Drilling, Inc.	5,202	322,160
Dresser-Rand Group, Inc. (a)	5,720	347,604
Dril-Quip, Inc. (a)	3,018	354,374
FMC Technologies, Inc. (a)	17,783	898,931
Frank's International NV	2,528	77,332
Helmerich & Payne, Inc.	7,154	554,793
McDermott International, Inc. (a)	17,449	123,364
Nabors Industries Ltd.	22,109	386,465
Oceaneering International, Inc.	8,109	696,401
Oil States International, Inc. (a)	4,164	452,335
Patterson-UTI Energy, Inc.	10,890	264,191
Rowan Companies PLC (a)	9,374	338,214
RPC, Inc.	4,679	85,813
Seadrill Ltd.	26,509	1,235,850
Superior Energy Services, Inc. (a)	12,047	323,221
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	3,712	$ 223,537
Unit Corp. (a)	3,604	185,282
		8,119,846
Oil, Gas & Consumable Fuels - 4.8%
Cabot Oil & Gas Corp.	31,616	1,116,677
Cheniere Energy, Inc. (a)	18,098	720,300
Chesapeake Energy Corp.	43,463	1,215,225
Cimarex Energy Co.	6,481	682,773
Cobalt International Energy, Inc. (a)	20,707	480,609
Concho Resources, Inc. (a)	7,856	868,952
CONSOL Energy, Inc.	17,150	625,975
Continental Resources, Inc. (a)	3,206	365,163
CVR Energy, Inc.	1,256	49,888
Denbury Resources, Inc. (a)	28,074	533,125
Energen Corp.	5,442	426,217
EQT Corp.	11,283	965,938
Golar LNG Ltd. (NASDAQ)	3,249	120,635
Gulfport Energy Corp. (a)	5,816	341,341
HollyFrontier Corp.	15,232	701,586
Kosmos Energy Ltd. (a)	7,287	77,679
Laredo Petroleum Holdings, Inc. (a)	3,304	104,968
Murphy Oil Corp.	14,324	864,024
Newfield Exploration Co. (a)	10,061	306,357
Noble Energy, Inc.	26,894	2,015,167
Oasis Petroleum, Inc. (a)(d)	7,063	376,105
PBF Energy, Inc. Class A (d)	1,934	50,922
Peabody Energy Corp.	20,028	390,145
Pioneer Natural Resources Co.	10,246	2,098,173
QEP Resources, Inc.	13,448	444,591
Range Resources Corp.	12,236	926,388
SandRidge Energy, Inc. (a)(d)	36,669	232,481
SM Energy Co.	4,968	440,214
Southwestern Energy Co. (a)	26,373	981,603
Teekay Corp.	2,874	124,818
Tesoro Corp.	10,265	501,856
Ultra Petroleum Corp. (a)(d)	11,267	206,862
Whiting Petroleum Corp. (a)	8,835	590,973
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	5,435	$ 207,345
WPX Energy, Inc. (a)	15,165	335,753
		20,490,828
TOTAL ENERGY		28,610,674
FINANCIALS - 19.6%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	3,953	780,480
American Capital Ltd. (a)	22,824	319,764
Ameriprise Financial, Inc.	15,106	1,518,757
Ares Capital Corp.	20,145	349,919
Artisan Partners Asset Management, Inc.	1,005	60,169
E*TRADE Financial Corp. (a)	21,385	361,620
Eaton Vance Corp. (non-vtg.)	9,076	379,468
Federated Investors, Inc. Class B (non-vtg.) (d)	6,878	186,531
Invesco Ltd.	33,358	1,125,833
Lazard Ltd. Class A	9,616	371,658
Legg Mason, Inc. (d)	8,236	316,839
LPL Financial	4,212	171,597
Northern Trust Corp.	17,961	1,013,360
Raymond James Financial, Inc.	9,085	414,730
SEI Investments Co.	10,800	358,452
T. Rowe Price Group, Inc.	19,448	1,505,470
TD Ameritrade Holding Corp.	17,498	476,995
Waddell & Reed Financial, Inc. Class A	6,410	395,818
		10,107,460
Commercial Banks - 3.0%
Associated Banc-Corp.	12,854	209,006
Bank of Hawaii Corp.	3,365	195,103
BankUnited, Inc.	4,730	145,542
BOK Financial Corp.	1,938	118,664
CapitalSource, Inc.	14,593	190,876
CIT Group, Inc.	15,112	727,794
City National Corp.	3,461	249,573
Comerica, Inc.	14,023	607,196
Commerce Bancshares, Inc.	5,806	267,134
Cullen/Frost Bankers, Inc.	3,930	278,205
East West Bancorp, Inc.	10,223	344,413
Fifth Third Bancorp	65,610	1,248,558
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	572	$ 121,110
First Horizon National Corp.	17,995	191,647
First Niagara Financial Group, Inc.	26,730	294,832
First Republic Bank	8,660	442,266
Fulton Financial Corp.	14,879	181,673
Huntington Bancshares, Inc.	63,067	554,990
KeyCorp	69,084	865,623
M&T Bank Corp. (d)	9,688	1,090,191
Popular, Inc. (a)	7,636	192,809
Regions Financial Corp.	106,082	1,021,570
Signature Bank (a)	3,550	361,461
SunTrust Banks, Inc.	40,559	1,364,405
SVB Financial Group (a)	3,423	327,855
Synovus Financial Corp.	74,322	241,547
TCF Financial Corp.	12,053	182,965
Valley National Bancorp (d)	14,943	145,694
Zions Bancorporation	13,729	389,492
		12,552,194
Consumer Finance - 0.2%
SLM Corp.	33,333	845,658
Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	6,552	317,772
ING U.S., Inc.	5,724	177,558
Interactive Brokers Group, Inc.	3,642	75,134
IntercontinentalExchange, Inc. (a)	5,455	1,051,342
Leucadia National Corp.	22,198	629,091
McGraw-Hill Companies, Inc.	20,555	1,432,272
Moody's Corp.	14,583	1,030,435
MSCI, Inc. Class A (a)	9,055	369,172
NYSE Euronext	18,212	801,692
The NASDAQ Stock Market, Inc.	8,422	298,391
		6,182,859
Insurance - 4.4%
Alleghany Corp. (a)	1,265	512,856
Allied World Assurance Co. Holdings Ltd.	2,613	282,962
American Financial Group, Inc.	5,774	324,845
American National Insurance Co.	534	53,971
Aon PLC	23,190	1,834,097
Arch Capital Group Ltd. (a)	9,997	579,426
Arthur J. Gallagher & Co.	9,424	447,169
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	4,858	$ 189,511
Assurant, Inc.	5,785	338,307
Assured Guaranty Ltd.	12,785	262,093
Axis Capital Holdings Ltd.	8,883	421,232
Brown & Brown, Inc.	8,961	286,125
Cincinnati Financial Corp.	12,279	613,950
CNA Financial Corp.	1,926	78,176
Endurance Specialty Holdings Ltd.	3,209	177,426
Erie Indemnity Co. Class A	1,861	133,657
Everest Re Group Ltd.	3,750	576,525
Fidelity National Financial, Inc. Class A	17,223	484,827
Genworth Financial, Inc. Class A (a)	37,039	538,177
Hanover Insurance Group, Inc.	3,305	193,475
Hartford Financial Services Group, Inc.	34,212	1,152,944
HCC Insurance Holdings, Inc.	7,605	347,168
Kemper Corp.	3,575	132,347
Lincoln National Corp.	20,147	914,875
Markel Corp. (a)	1,036	548,738
MBIA, Inc. (a)	10,556	120,022
Mercury General Corp.	1,973	91,863
Old Republic International Corp.	19,271	323,560
PartnerRe Ltd.	4,018	402,644
Principal Financial Group, Inc.	22,013	1,044,737
ProAssurance Corp.	4,586	207,838
Progressive Corp.	45,279	1,175,896
Protective Life Corp.	5,942	273,807
Reinsurance Group of America, Inc.	5,448	387,789
RenaissanceRe Holdings Ltd.	3,323	311,398
StanCorp Financial Group, Inc.	3,256	191,778
Torchmark Corp.	6,954	506,668
Unum Group	20,046	636,260
Validus Holdings Ltd.	7,850	309,918
W.R. Berkley Corp.	8,162	358,393
White Mountains Insurance Group Ltd.	468	273,345
XL Group PLC Class A	21,912	669,850
		18,710,645
Real Estate Investment Trusts - 7.2%
Alexandria Real Estate Equities, Inc.	5,374	353,502
American Campus Communities, Inc.	7,895	272,851
American Capital Agency Corp.	29,734	645,822
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Homes 4 Rent Class A	3,727	$ 57,694
Annaly Capital Management, Inc.	71,045	837,621
Apartment Investment & Management Co. Class A	11,078	309,962
AvalonBay Communities, Inc.	9,696	1,212,485
BioMed Realty Trust, Inc.	14,117	281,211
Boston Properties, Inc.	11,372	1,177,002
Brandywine Realty Trust (SBI)	11,996	170,703
BRE Properties, Inc.	5,856	319,796
Camden Property Trust (SBI)	6,316	405,487
CBL & Associates Properties, Inc.	12,021	238,136
Chimera Investment Corp.	75,816	229,722
CommonWealth REIT	8,809	214,675
Corporate Office Properties Trust (SBI)	6,457	158,842
Corrections Corp. of America	8,680	321,160
DDR Corp.	22,204	376,358
Digital Realty Trust, Inc. (d)	9,633	459,109
Douglas Emmett, Inc.	10,863	270,815
Duke Realty LP	24,074	398,906
Equity Lifestyle Properties, Inc.	6,169	234,360
Essex Property Trust, Inc.	2,877	463,197
Extra Space Storage, Inc.	8,304	381,901
Federal Realty Investment Trust (SBI)	4,910	508,676
General Growth Properties, Inc.	44,538	945,542
Hatteras Financial Corp.	7,417	134,989
HCP, Inc.	34,081	1,414,362
Health Care REIT, Inc.	21,322	1,382,732
Healthcare Trust of America, Inc.	8,716	101,280
Home Properties, Inc.	4,197	253,121
Hospitality Properties Trust (SBI)	10,599	311,399
Host Hotels & Resorts, Inc.	55,812	1,035,313
Kilroy Realty Corp.	6,057	321,990
Kimco Realty Corp.	30,601	657,309
Liberty Property Trust (SBI)	9,722	361,561
Mack-Cali Realty Corp.	6,640	136,518
MFA Financial, Inc.	27,430	203,256
Mid-America Apartment Communities, Inc.	5,548	368,387
National Retail Properties, Inc.	9,009	309,910
Omega Healthcare Investors, Inc. (d)	8,799	292,479
Piedmont Office Realty Trust, Inc. Class A	12,807	236,673
Plum Creek Timber Co., Inc.	12,200	553,880
Post Properties, Inc.	4,042	184,881
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.	37,326	$ 1,491,174
Rayonier, Inc.	9,462	444,903
Realty Income Corp.	14,697	612,130
Regency Centers Corp.	6,897	356,299
Retail Properties America, Inc.	10,090	144,388
Senior Housing Properties Trust (SBI)	13,954	343,827
SL Green Realty Corp.	6,853	648,088
Spirit Realty Capital, Inc.	28,055	293,455
Starwood Property Trust, Inc.	14,496	372,402
Tanger Factory Outlet Centers, Inc.	6,965	242,730
Taubman Centers, Inc.	4,814	316,713
The Macerich Co.	10,299	609,804
Two Harbors Investment Corp.	27,655	258,021
UDR, Inc.	18,936	469,802
Ventas, Inc.	21,976	1,433,714
Vornado Realty Trust	13,999	1,246,751
Weingarten Realty Investors (SBI)	9,222	292,614
Weyerhaeuser Co.	43,667	1,327,477
WP Carey, Inc.	4,362	290,553
		30,700,420
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	21,107	490,316
Forest City Enterprises, Inc. Class A (a)	11,803	239,129
Howard Hughes Corp. (a)	2,972	347,873
Jones Lang LaSalle, Inc.	3,320	316,064
Realogy Holdings Corp.	8,986	369,684
The St. Joe Co. (a)	5,166	96,449
		1,859,515
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	39,799	357,395
Nationstar Mortgage Holdings, Inc. (a)	1,558	79,957
New York Community Bancorp, Inc. (d)	33,142	537,232
Ocwen Financial Corp. (a)	7,848	441,293
People's United Financial, Inc.	23,008	332,005
TFS Financial Corp. (a)	5,639	68,457
Washington Federal, Inc.	7,892	179,780
		1,996,119
TOTAL FINANCIALS		82,954,870
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.6%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	14,648	$ 1,800,972
Alkermes PLC (a)	9,495	334,129
ARIAD Pharmaceuticals, Inc. (a)	13,606	29,933
BioMarin Pharmaceutical, Inc. (a)	10,438	655,715
Cubist Pharmaceuticals, Inc. (a)	4,902	303,924
Incyte Corp. (a)	7,776	303,264
Medivation, Inc. (a)	5,601	335,276
Myriad Genetics, Inc. (a)(d)	5,840	142,379
Pharmacyclics, Inc. (a)	4,386	520,355
Seattle Genetics, Inc. (a)	7,551	291,695
Theravance, Inc. (a)	5,784	211,926
United Therapeutics Corp. (a)	3,525	312,033
Vertex Pharmaceuticals, Inc. (a)	17,476	1,246,738
		6,488,339
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	6,010	202,717
Boston Scientific Corp. (a)	101,200	1,183,028
C.R. Bard, Inc.	6,035	822,088
CareFusion Corp. (a)	16,486	639,162
DENTSPLY International, Inc.	10,783	507,879
Edwards Lifesciences Corp. (a)	8,472	552,290
Hill-Rom Holdings, Inc. (d)	4,421	182,543
Hologic, Inc. (a)	20,281	454,092
IDEXX Laboratories, Inc. (a)	4,027	434,352
ResMed, Inc. (d)	10,687	552,945
Sirona Dental Systems, Inc. (a)	4,137	298,898
St. Jude Medical, Inc.	21,251	1,219,595
Teleflex, Inc.	3,123	287,878
The Cooper Companies, Inc.	3,659	472,779
Varian Medical Systems, Inc. (a)	8,128	589,930
Zimmer Holdings, Inc.	12,620	1,103,871
		9,504,047
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	17,305	1,130,536
Brookdale Senior Living, Inc. (a)	7,408	200,609
Cardinal Health, Inc.	25,630	1,503,456
Catamaran Corp. (a)	15,448	724,803
CIGNA Corp.	21,406	1,647,834
Community Health Systems, Inc.	7,160	312,391
DaVita, Inc. (a)	13,818	776,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Envision Healthcare Holdings, Inc.	3,495	$ 101,530
HCA Holdings, Inc.	20,072	946,194
Health Management Associates, Inc. Class A (a)	19,744	253,118
Health Net, Inc. (a)	5,871	178,478
Henry Schein, Inc. (a)	6,524	733,493
Humana, Inc.	11,817	1,088,937
Laboratory Corp. of America Holdings (a)	6,966	702,869
LifePoint Hospitals, Inc. (a)	3,573	184,510
MEDNAX, Inc. (a)	3,760	409,915
Omnicare, Inc.	7,902	435,795
Patterson Companies, Inc.	6,617	281,289
Quest Diagnostics, Inc.	11,856	710,293
Tenet Healthcare Corp. (a)	7,764	366,383
Universal Health Services, Inc. Class B	6,836	550,708
VCA Antech, Inc. (a)	6,544	186,177
		13,426,028
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	13,222	182,860
Cerner Corp. (a)	22,253	1,246,836
		1,429,696
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	26,042	1,321,892
Bio-Rad Laboratories, Inc. Class A (a)	1,510	186,515
Bruker BioSciences Corp. (a)	8,262	168,958
Charles River Laboratories International, Inc. (a)	3,600	177,156
Covance, Inc. (a)	4,201	374,981
Illumina, Inc. (a)	9,331	872,542
Life Technologies Corp. (a)	12,895	971,122
Mettler-Toledo International, Inc. (a)	2,266	560,744
PerkinElmer, Inc.	8,402	319,612
QIAGEN NV (a)(d)	17,719	410,372
Quintiles Transnational Holdings, Inc.	2,136	89,691
Techne Corp.	2,751	240,410
Waters Corp. (a)	6,428	648,714
		6,342,709
Pharmaceuticals - 1.8%
Actavis PLC (a)	13,013	2,011,550
Endo Health Solutions, Inc. (a)	8,425	368,425
Forest Laboratories, Inc. (a)	20,001	940,647
Hospira, Inc. (a)	12,468	505,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	3,909	$ 354,703
Mylan, Inc. (a)	28,587	1,082,590
Perrigo Co.	7,054	972,676
Salix Pharmaceuticals Ltd. (a)	4,649	333,566
Zoetis, Inc. Class A	37,513	1,187,662
		7,757,022
TOTAL HEALTH CARE		44,947,841
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	2,390	260,199
BE Aerospace, Inc. (a)	7,423	602,451
Exelis, Inc.	14,044	231,586
Hexcel Corp. (a)	7,546	319,271
Huntington Ingalls Industries, Inc.	3,714	265,737
L-3 Communications Holdings, Inc.	6,771	680,147
Rockwell Collins, Inc.	10,174	710,450
Spirit AeroSystems Holdings, Inc. Class A (a)	8,904	237,648
Textron, Inc.	20,855	600,415
TransDigm Group, Inc.	3,934	572,043
Triumph Group, Inc.	3,922	281,011
		4,760,958
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	12,050	719,867
Expeditors International of Washington, Inc.	15,507	702,312
		1,422,179
Airlines - 1.0%
Alaska Air Group, Inc.	5,325	376,265
Copa Holdings SA Class A	2,493	372,803
Delta Air Lines, Inc.	64,240	1,694,651
Southwest Airlines Co.	54,094	931,499
United Continental Holdings, Inc. (a)	26,702	906,533
		4,281,751
Building Products - 0.5%
A.O. Smith Corp.	5,877	303,547
Armstrong World Industries, Inc. (a)	1,951	104,242
Fortune Brands Home & Security, Inc.	12,385	533,546
Lennox International, Inc.	3,795	296,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	26,718	$ 564,551
Owens Corning (a)	8,972	322,364
		2,124,488
Commercial Services & Supplies - 1.1%
ADT Corp.	16,417	712,005
Cintas Corp.	7,670	412,416
Clean Harbors, Inc. (a)	4,584	283,062
Copart, Inc. (a)	8,421	271,409
Covanta Holding Corp.	7,870	135,128
Iron Mountain, Inc.	12,817	340,163
KAR Auction Services, Inc.	5,801	172,406
Pitney Bowes, Inc. (d)	15,208	324,539
R.R. Donnelley & Sons Co.	13,483	250,379
Republic Services, Inc.	20,292	679,173
Rollins, Inc.	4,913	135,795
Stericycle, Inc. (a)	6,468	751,582
Waste Connections, Inc.	9,341	399,234
		4,867,291
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	7,603	241,623
Chicago Bridge & Iron Co. NV	7,543	558,861
Fluor Corp.	12,219	906,894
Jacobs Engineering Group, Inc. (a)	9,819	597,192
KBR, Inc.	11,116	383,947
Quanta Services, Inc. (a)	15,545	469,614
URS Corp.	5,736	311,006
		3,469,137
Electrical Equipment - 1.0%
AMETEK, Inc.	18,283	874,476
Babcock & Wilcox Co.	8,482	273,205
Hubbell, Inc. Class B	4,411	474,359
Regal-Beloit Corp.	3,345	245,289
Rockwell Automation, Inc.	10,477	1,156,766
Roper Industries, Inc.	7,439	943,340
SolarCity Corp. (d)	1,652	88,019
		4,055,454
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	4,806	349,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 4.1%
AGCO Corp.	7,240	$ 422,671
Colfax Corp. (a)	6,434	360,047
Crane Co.	3,592	228,092
Donaldson Co., Inc.	10,910	432,145
Dover Corp.	12,839	1,178,492
Flowserve Corp.	10,740	746,108
Graco, Inc.	4,571	353,155
Harsco Corp.	6,163	171,824
IDEX Corp.	6,211	429,491
Ingersoll-Rand PLC	22,427	1,514,495
ITT Corp.	6,635	263,609
Joy Global, Inc. (d)	7,896	448,098
Kennametal, Inc.	5,930	272,780
Lincoln Electric Holdings, Inc.	6,257	433,235
Manitowoc Co., Inc.	9,845	191,584
Navistar International Corp. (a)(d)	4,150	150,064
Nordson Corp.	4,775	344,230
Oshkosh Truck Corp.	6,623	315,189
PACCAR, Inc.	26,550	1,476,180
Pall Corp.	8,359	673,067
Parker Hannifin Corp.	11,200	1,307,264
Pentair Ltd.	15,338	1,029,026
Snap-On, Inc.	4,404	458,324
SPX Corp.	3,526	319,843
Stanley Black & Decker, Inc.	12,149	960,864
Terex Corp. (a)	8,400	293,580
Timken Co.	6,408	338,406
Toro Co.	4,395	259,041
Trinity Industries, Inc.	6,025	305,046
Valmont Industries, Inc.	2,034	285,777
WABCO Holdings, Inc. (a)	4,383	375,535
Wabtec Corp.	7,226	471,063
Xylem, Inc.	13,914	480,033
		17,288,358
Marine - 0.1%
Kirby Corp. (a)	4,262	377,144
Professional Services - 1.0%
Dun & Bradstreet Corp.	3,021	328,655
Equifax, Inc.	9,049	585,199
IHS, Inc. Class A (a)	4,933	537,944
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	5,831	$ 455,401
Nielsen Holdings B.V.	16,392	646,500
Robert Half International, Inc.	10,382	400,018
Towers Watson & Co.	4,890	561,421
Verisk Analytics, Inc. (a)	11,346	777,428
		4,292,566
Road & Rail - 0.9%
AMERCO	560	113,081
Avis Budget Group, Inc. (a)	7,949	249,042
Con-way, Inc.	4,253	175,224
Genesee & Wyoming, Inc. Class A (a)	3,223	321,784
Hertz Global Holdings, Inc. (a)	26,018	597,373
J.B. Hunt Transport Services, Inc.	6,904	518,007
Kansas City Southern	8,266	1,004,484
Landstar System, Inc.	3,490	192,962
Old Dominion Freight Lines, Inc. (a)	5,256	246,506
Ryder System, Inc.	3,916	257,790
		3,676,253
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	5,173	152,086
Fastenal Co.	22,277	1,109,395
GATX Corp.	3,515	181,198
HD Supply Holdings, Inc. (a)	4,440	89,644
MRC Global, Inc. (a)	6,172	172,507
MSC Industrial Direct Co., Inc. Class A	3,495	266,913
United Rentals, Inc. (a)	7,013	452,970
W.W. Grainger, Inc.	4,435	1,192,882
WESCO International, Inc. (a)	3,253	278,001
		3,895,596
TOTAL INDUSTRIALS		54,860,475
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	33,642	269,809
EchoStar Holding Corp. Class A (a)	2,954	141,674
F5 Networks, Inc. (a)	5,913	481,969
Harris Corp.	8,273	512,595
JDS Uniphase Corp. (a)	17,640	230,908
Juniper Networks, Inc. (a)	37,995	708,227
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	18,169	$ 1,135,926
Palo Alto Networks, Inc. (a)	2,512	105,906
Polycom, Inc. (a)(d)	12,905	134,212
Riverbed Technology, Inc. (a)	12,074	178,937
		3,900,163
Computers & Peripherals - 1.1%
3D Systems Corp. (a)(d)	7,488	466,053
Diebold, Inc.	4,634	138,835
Lexmark International, Inc. Class A	4,769	169,538
NCR Corp. (a)	12,348	451,319
NetApp, Inc.	25,534	990,975
SanDisk Corp.	16,940	1,177,330
Stratasys Ltd. (a)	2,341	265,071
Western Digital Corp.	15,852	1,103,775
		4,762,896
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	11,993	962,918
Arrow Electronics, Inc. (a)	7,871	377,965
Avnet, Inc.	10,307	409,188
AVX Corp.	3,215	42,599
CDW Corp.	1,937	42,595
Dolby Laboratories, Inc. Class A	3,414	122,016
FLIR Systems, Inc.	10,717	305,220
Ingram Micro, Inc. Class A (a)	11,539	267,359
IPG Photonics Corp. (d)	2,368	156,927
Jabil Circuit, Inc.	15,258	318,282
Molex, Inc.	10,440	402,984
National Instruments Corp.	7,150	207,708
Tech Data Corp. (a)	2,795	145,508
Trimble Navigation Ltd. (a)	19,203	548,630
Vishay Intertechnology, Inc. (a)(d)	9,850	120,860
		4,430,759
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	13,337	596,697
AOL, Inc.	5,794	209,975
Equinix, Inc. (a)(d)	3,704	598,122
IAC/InterActiveCorp	5,612	299,625
LinkedIn Corp. (a)	7,263	1,624,515
Pandora Media, Inc. (a)(d)	10,602	266,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	8,548	$ 437,914
VeriSign, Inc. (a)	10,723	582,044
		4,615,320
IT Services - 2.5%
Alliance Data Systems Corp. (a)	3,688	874,277
Amdocs Ltd.	12,101	465,283
Booz Allen Hamilton Holding Corp. Class A	2,323	45,995
Broadridge Financial Solutions, Inc.	9,189	323,085
Computer Sciences Corp.	11,290	556,145
CoreLogic, Inc. (a)	7,178	238,812
DST Systems, Inc.	2,495	211,501
Fidelity National Information Services, Inc.	21,997	1,072,354
Fiserv, Inc. (a)	9,994	1,046,672
FleetCor Technologies, Inc. (a)	5,091	587,247
Gartner, Inc. Class A (a)	6,975	411,176
Genpact Ltd. (a)	12,387	245,634
Global Payments, Inc.	5,720	340,226
Jack Henry & Associates, Inc.	6,406	349,832
Leidos Holdings, Inc.	5,404	254,474
Lender Processing Services, Inc.	6,494	224,173
NeuStar, Inc. Class A (a)	5,021	230,564
Paychex, Inc.	24,410	1,031,567
Science Applications International Corp.	3,254	114,704
Teradata Corp. (a)	12,261	540,342
The Western Union Co.	41,786	711,198
Total System Services, Inc.	12,277	366,223
Vantiv, Inc. (a)	6,553	180,208
VeriFone Systems, Inc. (a)	8,177	185,291
		10,606,983
Office Electronics - 0.3%
Xerox Corp.	92,188	916,349
Zebra Technologies Corp. Class A (a)	3,920	189,375
		1,105,724
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(d)	44,981	150,237
Altera Corp.	24,048	808,013
Analog Devices, Inc.	23,179	1,142,725
Applied Materials, Inc.	90,160	1,609,356
Atmel Corp. (a)	31,549	229,677
Avago Technologies Ltd.	18,468	839,001
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	8,848	$ 537,516
Fairchild Semiconductor International, Inc. (a)	9,568	121,227
First Solar, Inc. (a)	5,032	252,959
Freescale Semiconductor Holdings I Ltd. (a)	4,258	65,744
KLA-Tencor Corp.	12,455	817,048
Lam Research Corp. (a)	12,217	662,528
Linear Technology Corp.	17,545	721,801
LSI Corp.	40,789	345,891
Marvell Technology Group Ltd.	29,617	355,404
Maxim Integrated Products, Inc.	21,861	649,272
Microchip Technology, Inc. (d)	14,826	636,925
Micron Technology, Inc. (a)	77,284	1,366,381
NVIDIA Corp.	43,401	658,827
ON Semiconductor Corp. (a)	34,426	243,048
Silicon Laboratories, Inc. (a)	3,173	127,618
Skyworks Solutions, Inc. (a)	14,370	370,459
Teradyne, Inc. (a)	14,118	246,924
Xilinx, Inc.	19,810	899,770
		13,858,351
Software - 2.9%
Activision Blizzard, Inc.	19,993	332,684
ANSYS, Inc. (a)	6,994	611,625
Autodesk, Inc. (a)	16,833	671,805
CA Technologies, Inc.	24,599	781,264
Cadence Design Systems, Inc. (a)	21,435	278,012
Citrix Systems, Inc. (a)	14,040	797,191
Compuware Corp.	16,078	171,713
Concur Technologies, Inc. (a)	3,501	366,205
Electronic Arts, Inc. (a)	22,705	596,006
FactSet Research Systems, Inc.	3,305	360,047
Fortinet, Inc. (a)	10,131	203,734
Informatica Corp. (a)	8,169	315,323
Intuit, Inc.	22,271	1,590,372
MICROS Systems, Inc. (a)	5,815	315,464
NetSuite, Inc. (a)	2,646	266,928
Nuance Communications, Inc. (a)	19,638	305,567
Red Hat, Inc. (a)	14,228	615,646
Rovi Corp. (a)	7,992	133,946
ServiceNow, Inc. (a)	5,944	324,602
SolarWinds, Inc. (a)	4,931	178,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	5,097	$ 286,553
Splunk, Inc. (a)	7,714	483,745
Symantec Corp.	52,262	1,188,438
Synopsys, Inc. (a)	11,553	421,107
Tableau Software, Inc.	691	42,469
TIBCO Software, Inc. (a)	12,327	302,751
Workday, Inc. Class A	2,830	211,882
Zynga, Inc. (a)	42,769	153,541
		12,307,073
TOTAL INFORMATION TECHNOLOGY		55,587,269
MATERIALS - 5.5%
Chemicals - 2.4%
Airgas, Inc.	4,912	535,752
Albemarle Corp.	6,101	403,825
Ashland, Inc.	5,929	548,729
Cabot Corp.	4,710	219,533
Celanese Corp. Class A	11,972	670,552
CF Industries Holdings, Inc.	4,447	958,773
Cytec Industries, Inc.	2,779	230,907
Eastman Chemical Co.	11,616	915,225
FMC Corp.	10,205	742,516
Huntsman Corp.	14,503	336,760
International Flavors & Fragrances, Inc.	6,132	506,810
Kronos Worldwide, Inc.	1,457	22,598
NewMarket Corp.	702	218,575
Rockwood Holdings, Inc.	5,886	372,290
RPM International, Inc.	9,834	380,772
Sherwin-Williams Co.	6,643	1,248,884
Sigma Aldrich Corp.	9,023	779,858
The Scotts Miracle-Gro Co. Class A	3,180	186,730
Valspar Corp.	6,729	470,828
W.R. Grace & Co. (a)	5,717	524,020
Westlake Chemical Corp.	1,510	162,204
		10,436,141
Construction Materials - 0.3%
Eagle Materials, Inc.	3,756	281,738
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	3,472	$ 340,568
Vulcan Materials Co.	9,819	525,807
		1,148,113
Containers & Packaging - 1.2%
Aptargroup, Inc.	5,024	322,340
Avery Dennison Corp.	7,523	354,484
Ball Corp.	11,189	547,030
Bemis Co., Inc.	7,800	311,220
Crown Holdings, Inc. (a)	10,895	475,022
Greif, Inc. Class A	2,369	126,718
MeadWestvaco Corp.	13,327	464,446
Owens-Illinois, Inc. (a)	12,314	391,462
Packaging Corp. of America	7,286	453,772
Rock-Tenn Co. Class A	5,394	577,212
Sealed Air Corp.	14,768	445,698
Silgan Holdings, Inc.	3,280	147,830
Sonoco Products Co.	7,575	307,848
		4,925,082
Metals & Mining - 1.2%
Alcoa, Inc.	80,209	743,537
Allegheny Technologies, Inc.	8,017	265,363
Carpenter Technology Corp.	3,412	202,434
Cliffs Natural Resources, Inc. (d)	11,637	298,838
Compass Minerals International, Inc.	2,463	183,420
Newmont Mining Corp.	36,936	1,006,875
Nucor Corp.	23,828	1,233,576
Reliance Steel & Aluminum Co.	5,692	417,167
Royal Gold, Inc.	4,884	234,627
Steel Dynamics, Inc.	16,751	301,015
Tahoe Resources, Inc. (a)	6,481	124,442
United States Steel Corp. (d)	10,789	268,538
		5,279,832
Paper & Forest Products - 0.4%
Domtar Corp.	2,436	206,354
International Paper Co.	33,379	1,489,037
		1,695,391
TOTAL MATERIALS		23,484,559
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. (d)	75,058	$ 331,006
Intelsat SA	1,656	33,766
Level 3 Communications, Inc. (a)	12,114	370,083
tw telecom, Inc. (a)	11,308	356,428
Windstream Holdings, Inc. (d)	44,608	381,398
		1,472,681
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (a)	25,054	1,904,605
SBA Communications Corp. Class A (a)	9,594	839,187
T-Mobile U.S., Inc. (a)	12,826	355,665
Telephone & Data Systems, Inc.	7,071	220,474
U.S. Cellular Corp.	869	42,060
		3,361,991
TOTAL TELECOMMUNICATION SERVICES		4,834,672
UTILITIES - 6.1%
Electric Utilities - 2.3%
Edison International	24,437	1,198,146
Entergy Corp.	13,373	865,501
FirstEnergy Corp.	31,386	1,188,588
Great Plains Energy, Inc.	11,685	273,896
Hawaiian Electric Industries, Inc. (d)	7,311	194,253
ITC Holdings Corp.	3,927	395,017
Northeast Utilities	23,596	1,012,032
NV Energy, Inc.	17,669	419,462
OGE Energy Corp.	14,886	549,293
Pepco Holdings, Inc.	18,763	361,751
Pinnacle West Capital Corp.	8,314	465,833
PPL Corp.	47,397	1,451,770
Westar Energy, Inc.	10,131	320,241
Xcel Energy, Inc.	37,315	1,076,911
		9,772,694
Gas Utilities - 0.6%
AGL Resources, Inc.	8,808	421,551
Atmos Energy Corp.	6,851	303,294
National Fuel Gas Co.	5,529	395,600
ONEOK, Inc.	15,459	873,434
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	13,300	$ 314,678
UGI Corp.	8,622	356,692
		2,665,249
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	29,613	597,294
NRG Energy, Inc.	24,189	690,112
The AES Corp.	46,588	656,425
		1,943,831
Multi-Utilities - 2.5%
Alliant Energy Corp.	8,320	434,470
Ameren Corp.	18,200	658,476
CenterPoint Energy, Inc.	32,142	790,693
CMS Energy Corp.	20,003	549,282
Consolidated Edison, Inc.	21,960	1,278,511
DTE Energy Co.	13,031	900,963
Integrys Energy Group, Inc.	5,955	349,439
MDU Resources Group, Inc.	14,068	418,945
NiSource, Inc.	23,391	737,284
Public Service Enterprise Group, Inc.	37,926	1,270,521
SCANA Corp.	10,506	489,895
Sempra Energy	18,264	1,664,581
TECO Energy, Inc.	16,416	281,863
Vectren Corp.	6,073	212,069
Wisconsin Energy Corp.	17,127	721,218
		10,758,210
Water Utilities - 0.2%
American Water Works Co., Inc.	13,337	571,757
Aqua America, Inc.	13,283	334,466
		906,223
TOTAL UTILITIES		26,046,207
TOTAL COMMON STOCKS (Cost $355,020,989)		418,087,447
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $299,812)	$ 300,000	299,840
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	4,970,319	$ 4,970,319
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	11,019,900	11,019,900
TOTAL MONEY MARKET FUNDS (Cost $15,990,219)		15,990,219
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $371,311,020)		434,377,506
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(10,012,353)
NET ASSETS - 100%		$ 424,365,153
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 5,917,440	$ 97,075

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,840.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,772
Fidelity Securities Lending Cash Central Fund	38,131
Total	$ 40,903
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 72,777,101	$ 72,777,101	$ -	$ -
Consumer Staples	23,983,779	23,983,779	-	-
Energy	28,610,674	28,610,674	-	-
Financials	82,954,870	82,954,870	-	-
Health Care	44,947,841	44,947,841	-	-
Industrials	54,860,475	54,860,475	-	-
Information Technology	55,587,269	55,587,269	-	-
Materials	23,484,559	23,484,559	-	-
Telecommunication Services	4,834,672	4,834,672	-	-
Utilities	26,046,207	26,046,207	-	-
U.S. Government and Government Agency Obligations	299,840	-	299,840	-
Money Market Funds	15,990,219	15,990,219	-	-
Total Investments in Securities:	$ 434,377,506	$ 434,077,666	$ 299,840	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 97,075	$ 97,075	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 97,075	$ -
Total Value of Derivatives	$ 97,075	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,752,464) - See accompanying schedule: Unaffiliated issuers (cost $355,320,801)	$ 418,387,287
Fidelity Central Funds (cost $15,990,219)	15,990,219
Total Investments (cost $371,311,020)		$ 434,377,506
Receivable for investments sold		293,086
Receivable for fund shares sold		1,108,701
Dividends receivable		199,368
Distributions receivable from Fidelity Central Funds		9,025
Receivable from investment adviser for expense reductions		38,975
Other receivables		2
Total assets		436,026,663

Liabilities
Payable for investments purchased	$ 333,767
Payable for fund shares redeemed	223,235
Accrued management fee	40,984
Payable for daily variation margin for derivative instruments	18,349
Other affiliated payables	25,275
Collateral on securities loaned, at value	11,019,900
Total liabilities		11,661,510

Net Assets		$ 424,365,153
Net Assets consist of:
Paid in capital		$ 356,178,768
Undistributed net investment income		2,427,431
Accumulated undistributed net realized gain (loss) on investments		2,595,393
Net unrealized appreciation (depreciation) on investments		63,163,561
Net Assets		$ 424,365,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($6,866,311 ÷ 448,494 shares)	$ 15.31

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($362,398,771 ÷ 23,637,136 shares)	$ 15.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,417,002 ÷ 3,352,846 shares)	$ 15.34

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,683,069 ÷ 240,170 shares)	$ 15.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,547,682
Interest		124
Income from Fidelity Central Funds (including $38,131 from security lending)		40,903
Total income		2,588,709

Expenses
Management fee	$ 208,559
Transfer agent fees	127,803
Independent trustees' compensation	601
Miscellaneous	279
Total expenses before reductions	337,242
Expense reductions	(199,352)	137,890
Net investment income (loss)		2,450,819
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,381,802
Futures contracts	312,728
Total net realized gain (loss)		2,694,530
Change in net unrealized appreciation (depreciation) on: Investment securities	35,478,676
Futures contracts	57,098
Total change in net unrealized appreciation (depreciation)		35,535,774
Net gain (loss)		38,230,304
Net increase (decrease) in net assets resulting from operations		$ 40,681,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,450,819	$ 1,831,291
Net realized gain (loss)	2,694,530	620,580
Change in net unrealized appreciation (depreciation)	35,535,774	23,986,390
Net increase (decrease) in net assets resulting from operations	40,681,123	26,438,261
Distributions to shareholders from net investment income	(722,402)	(1,249,909)
Distributions to shareholders from net realized gain	(436,621)	(309,278)
Total distributions	(1,159,023)	(1,559,187)
Share transactions - net increase (decrease)	136,976,034	176,854,037
Redemption fees	11,207	11,506
Total increase (decrease) in net assets	176,509,341	201,744,617

Net Assets
Beginning of period	247,855,812	46,111,195
End of period (including undistributed net investment income of $2,427,431 and undistributed net investment income of $699,014, respectively)	$ 424,365,153	$ 247,855,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.09
Net realized and unrealized gain (loss)	1.60	1.99	1.64
Total from investment operations	1.69	2.17	1.73
Distributions from net investment income	(.02)	(.15)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.04)	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 15.31	$ 13.66	$ 11.68
Total Return B, C	12.43%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33% A	.33%	.33% A
Expenses net of fee waivers, if any	.22% A	.25%	.26% A
Expenses net of all reductions	.22% A	.25%	.26% A
Net investment income (loss)	1.27% A	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,866	$ 5,140	$ 7,794
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.21	.10
Net realized and unrealized gain (loss)	1.60	1.98	1.64
Total from investment operations	1.70	2.19	1.74
Distributions from net investment income	(.03)	(.16)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.05)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 15.33	$ 13.68	$ 11.69
Total Return B, C	12.49%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.20% A
Expenses net of fee waivers, if any	.08% A	.09%	.12% A
Expenses net of all reductions	.08% A	.09%	.12% A
Net investment income (loss)	1.41% A	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,399	$ 198,767	$ 18,896
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.21	.10
Net realized and unrealized gain (loss)	1.61	1.98	1.65
Total from investment operations	1.71	2.19	1.75
Distributions from net investment income	(.03)	(.16)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.05)	(.21) J	(.05)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 15.34	$ 13.68	$ 11.70
Total Return B, C	12.57%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14% A	.14%	.14% A
Expenses net of fee waivers, if any	.06% A	.07%	.08% A
Expenses net of all reductions	.06% A	.07%	.08% A
Net investment income (loss)	1.43% A	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,417	$ 42,952	$ 19,312
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.22	.10
Net realized and unrealized gain (loss)	1.62	1.97	1.65
Total from investment operations	1.72	2.19	1.75
Distributions from net investment income	(.04)	(.17)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.06)	(.21)	(.05)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 15.34	$ 13.68	$ 11.70
Total Return B, C	12.58%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12% A	.12%	.12% A
Expenses net of fee waivers, if any	.04% A	.05%	.06% A
Expenses net of all reductions	.04% A	.05%	.06% A
Net investment income (loss)	1.45% A	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,683	$ 996	$ 109
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
CoStar Group, Inc.	0.3	0.2
athenahealth, Inc.	0.3	0.3
Acuity Brands, Inc.	0.3	0.2
Middleby Corp.	0.3	0.2
Ultimate Software Group, Inc.	0.3	0.2
U.S. Airways Group, Inc.	0.3	0.2
Align Technology, Inc.	0.3	0.2
Brunswick Corp.	0.3	0.2
Rite Aid Corp.	0.3	0.1
Prosperity Bancshares, Inc.	0.3	0.2
	3.0
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	23.7
Information Technology	17.6	16.0
Industrials	14.5	14.6
Consumer Discretionary	13.7	14.0
Health Care	12.5	12.3
Energy	5.9	5.8
Materials	4.8	5.1
Consumer Staples	4.0	3.6
Utilities	3.1	3.4
Telecommunication Services	0.7	0.7

Semiannual Report

Spartan Small Cap Index Fund

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	26,628	$ 495,547
Cooper Tire & Rubber Co.	24,219	629,936
Dana Holding Corp.	56,766	1,112,614
Dorman Products, Inc.	9,960	484,156
Drew Industries, Inc.	8,739	439,222
Federal-Mogul Corp. Class A (a)	7,342	150,438
Fox Factory Holding Corp.	3,480	60,622
Fuel Systems Solutions, Inc. (a)	5,014	90,051
Gentherm, Inc. (a)	13,131	306,609
Modine Manufacturing Co. (a)	18,254	243,143
Remy International, Inc.	5,939	130,836
Shiloh Industries, Inc.	2,047	33,612
Spartan Motors, Inc.	12,050	81,820
Standard Motor Products, Inc.	7,750	280,240
Stoneridge, Inc. (a)	10,528	134,337
Superior Industries International, Inc.	8,510	159,563
Tenneco, Inc. (a)	23,634	1,254,256
Tower International, Inc. (a)	2,076	44,053
		6,131,055
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	10,582	313,862
Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,502	318,426
Pool Corp.	17,986	978,079
Stock Building Supply Holdings, Inc.	2,916	44,906
VOXX International Corp. (a)	6,795	105,390
Weyco Group, Inc.	2,303	66,165
		1,512,966
Diversified Consumer Services - 1.3%
American Public Education, Inc. (a)	6,991	279,850
Ascent Capital Group, Inc. (a)	5,494	463,803
Bridgepoint Education, Inc. (a)	7,393	144,903
Bright Horizons Family Solutions, Inc.	4,333	161,404
Capella Education Co. (a)	4,317	262,992
Career Education Corp. (a)	20,167	110,515
Carriage Services, Inc.	6,409	128,757
Corinthian Colleges, Inc. (a)	28,607	61,219
Education Management Corp. (a)	9,060	138,618
Grand Canyon Education, Inc. (a)	17,370	821,080
Hillenbrand, Inc.	20,935	590,786
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ITT Educational Services, Inc. (a)	8,991	$ 360,719
JTH Holding, Inc. Class A (a)	1,528	30,178
K12, Inc. (a)	10,515	192,214
LifeLock, Inc.	23,736	381,912
Lincoln Educational Services Corp.	9,232	44,129
Mac-Gray Corp.	4,571	96,357
Matthews International Corp. Class A	10,669	433,161
Outerwall, Inc. (a)(d)	10,741	697,950
Regis Corp.	18,964	274,978
Sotheby's Class A (Ltd. vtg.)	26,379	1,369,070
Steiner Leisure Ltd. (a)	5,970	334,439
Stewart Enterprises, Inc. Class A	27,584	364,385
Strayer Education, Inc. (d)	4,216	166,658
Universal Technical Institute, Inc.	7,639	101,522
		8,011,599
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	9,333	416,065
Biglari Holdings, Inc.	590	257,252
BJ's Restaurants, Inc. (a)	9,381	253,850
Bloomin' Brands, Inc. (a)	21,386	535,292
Bob Evans Farms, Inc.	10,820	617,714
Boyd Gaming Corp. (a)	27,306	288,351
Bravo Brio Restaurant Group, Inc. (a)	7,120	106,302
Buffalo Wild Wings, Inc. (a)	7,228	1,030,568
Caesars Entertainment Corp. (a)	15,808	275,375
Caesars Entertainment Corp. rights (a)	13,062	0
Carrols Restaurant Group, Inc. (a)	8,730	50,634
CEC Entertainment, Inc.	6,910	320,279
Churchill Downs, Inc.	5,397	463,656
Chuys Holdings, Inc. (a)	6,267	235,639
Cracker Barrel Old Country Store, Inc.	7,540	828,420
Del Frisco's Restaurant Group, Inc. (a)	3,738	67,658
Denny's Corp. (a)	38,720	245,872
Diamond Resorts International, Inc.	6,529	124,573
DineEquity, Inc.	6,297	516,795
Diversified Restaurant Holdings, Inc. (a)	3,880	26,811
Einstein Noah Restaurant Group, Inc.	2,323	41,442
Fiesta Restaurant Group, Inc. (a)	7,779	329,752
Ignite Restaurant Group, Inc. (a)	2,474	39,732
International Speedway Corp. Class A	10,743	351,404
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Interval Leisure Group, Inc.	15,187	$ 368,588
Isle of Capri Casinos, Inc. (a)	7,970	64,637
Jack in the Box, Inc. (a)	17,356	706,042
Jamba, Inc. (a)	6,149	70,222
Krispy Kreme Doughnuts, Inc. (a)	25,059	607,931
Life Time Fitness, Inc. (a)	16,847	765,191
Luby's, Inc. (a)	7,197	55,129
Marcus Corp.	6,743	96,829
Marriott Vacations Worldwide Corp. (a)	11,298	565,804
Monarch Casino & Resort, Inc. (a)	3,099	52,404
Morgans Hotel Group Co. (a)	10,140	72,602
Multimedia Games Holding Co., Inc. (a)	10,975	356,797
Nathan's Famous, Inc. (a)	949	48,703
Noodles & Co. (d)	2,293	100,410
Orient Express Hotels Ltd. Class A (a)	37,947	505,075
Papa John's International, Inc.	6,208	469,759
Pinnacle Entertainment, Inc. (a)	22,364	523,318
Red Robin Gourmet Burgers, Inc. (a)	5,394	410,915
Ruby Tuesday, Inc. (a)	24,409	144,745
Ruth's Hospitality Group, Inc.	14,538	177,218
Scientific Games Corp. Class A (a)	18,131	331,435
SHFL Entertainment, Inc. (a)	21,162	490,535
Sonic Corp. (a)	21,610	417,073
Speedway Motorsports, Inc.	4,116	75,158
Texas Roadhouse, Inc. Class A	23,852	654,022
The Cheesecake Factory, Inc.	20,393	963,569
Town Sports International Holdings, Inc.	8,775	113,373
Vail Resorts, Inc.	13,899	979,185
		17,610,105
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	3,975	55,650
Beazer Homes U.S.A., Inc. (a)(d)	10,086	183,263
Blyth, Inc. (d)	3,267	45,117
Cavco Industries, Inc. (a)	2,508	146,894
CSS Industries, Inc.	2,978	77,100
Ethan Allen Interiors, Inc.	10,005	266,533
EveryWare Global, Inc. (a)	3,681	35,411
Flexsteel Industries, Inc.	1,831	50,279
Helen of Troy Ltd. (a)	12,264	572,974
Hooker Furniture Corp.	3,878	61,272
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hovnanian Enterprises, Inc. Class A (a)(d)	44,657	$ 225,964
iRobot Corp. (a)	11,048	374,196
KB Home	32,333	548,691
La-Z-Boy, Inc.	20,067	463,146
Libbey, Inc. (a)	7,782	166,146
Lifetime Brands, Inc.	3,768	59,007
M.D.C. Holdings, Inc.	15,240	444,856
M/I Homes, Inc. (a)	9,967	204,024
Meritage Homes Corp. (a)	13,978	634,461
NACCO Industries, Inc. Class A	2,071	117,985
Ryland Group, Inc.	17,695	711,339
Skullcandy, Inc. (a)	6,138	38,547
Standard Pacific Corp. (a)	57,112	452,898
TRI Pointe Homes, Inc.	5,637	89,741
UCP, Inc.	2,837	40,002
Universal Electronics, Inc. (a)	5,872	228,480
WCI Communities, Inc.	2,510	45,280
William Lyon Homes, Inc.	5,628	130,401
Zagg, Inc. (a)(d)	11,423	54,145
		6,523,802
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	9,914	53,833
Blue Nile, Inc. (a)	5,095	209,252
HSN, Inc.	13,089	685,864
NutriSystem, Inc.	11,601	218,099
Orbitz Worldwide, Inc. (a)	8,907	82,301
Overstock.com, Inc. (a)	3,989	93,462
PetMed Express, Inc.	7,390	109,668
RetailMeNot, Inc.	3,467	113,094
Shutterfly, Inc. (a)	14,697	722,211
ValueVision Media, Inc. Class A (a)	13,677	73,035
Vitacost.com, Inc. (a)	8,129	64,300
		2,425,119
Leisure Equipment & Products - 0.6%
Arctic Cat, Inc.	5,242	274,681
Black Diamond, Inc. (a)(d)	9,150	136,427
Brunswick Corp.	34,869	1,573,638
Callaway Golf Co.	27,769	234,093
JAKKS Pacific, Inc. (d)	6,626	42,671
Johnson Outdoors, Inc. Class A	1,689	46,329
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Leapfrog Enterprises, Inc. Class A (a)(d)	25,210	$ 215,798
Marine Products Corp.	3,768	35,306
Nautilus, Inc. (a)	11,460	91,222
Smith & Wesson Holding Corp. (a)(d)	24,359	262,590
Sturm, Ruger & Co., Inc. (d)	7,524	492,145
		3,404,900
Media - 1.4%
A.H. Belo Corp. Class A	7,012	56,376
Beasley Broadcast Group, Inc. Class A	1,578	13,681
Belo Corp. Series A	39,499	542,321
Carmike Cinemas, Inc. (a)	9,238	211,458
Central European Media Enterprises Ltd. Class A (a)(d)	29,858	91,664
Crown Media Holdings, Inc. Class A (a)	12,169	40,401
Cumulus Media, Inc. Class A (a)	34,312	205,186
Daily Journal Corp. (a)	317	46,897
Dex Media, Inc. (a)(d)	6,056	40,878
Digital Generation, Inc. (a)	9,559	120,921
E.W. Scripps Co. Class A (a)	12,020	238,236
Entercom Communications Corp. Class A (a)	8,393	73,607
Entravision Communication Corp. Class A	21,086	142,120
Global Sources Ltd. (a)	6,678	50,018
Gray Television, Inc. (a)	20,079	169,668
Harte-Hanks, Inc.	15,987	127,416
Hemisphere Media Group, Inc. (a)	2,902	27,453
Journal Communications, Inc. Class A (a)	18,308	152,872
Live Nation Entertainment, Inc. (a)	54,486	1,059,208
Loral Space & Communications Ltd.	4,997	356,636
Martha Stewart Living Omnimedia, Inc. Class A (a)	11,821	30,262
MDC Partners, Inc. Class A (sub. vtg.)	9,643	297,294
Media General, Inc. Class A (a)(d)	7,207	105,078
Meredith Corp.	13,872	711,634
National CineMedia, Inc.	21,518	376,995
Nexstar Broadcasting Group, Inc. Class A	11,308	501,962
ReachLocal, Inc. (a)	3,524	43,310
Reading International, Inc. Class A (a)	6,044	40,011
Rentrak Corp. (a)	4,109	154,046
Saga Communications, Inc. Class A	1,742	82,937
Salem Communications Corp. Class A	3,796	31,355
Scholastic Corp.	10,313	295,880
Sinclair Broadcast Group, Inc. Class A	26,593	852,572
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The McClatchy Co. Class A (a)	22,112	$ 62,356
The New York Times Co. Class A	49,368	682,759
Valassis Communications, Inc. (d)	14,712	402,520
World Wrestling Entertainment, Inc. Class A	10,383	134,460
		8,572,448
Multiline Retail - 0.2%
Fred's, Inc. Class A	15,115	244,863
Gordmans Stores, Inc.	3,733	36,957
Saks, Inc. (a)(d)	36,746	587,569
The Bon-Ton Stores, Inc. (d)	4,828	55,281
Tuesday Morning Corp. (a)	16,327	231,027
		1,155,697
Specialty Retail - 3.3%
Aeropostale, Inc. (a)(d)	30,028	278,960
America's Car Mart, Inc. (a)	2,961	135,436
ANN, Inc. (a)	18,212	643,976
Asbury Automotive Group, Inc. (a)	11,977	575,495
Barnes & Noble, Inc. (a)	15,379	217,305
bebe stores, Inc.	13,159	79,349
Big 5 Sporting Goods Corp.	6,646	125,676
Body Central Corp. (a)	5,623	31,489
Brown Shoe Co., Inc.	16,745	375,758
Christopher & Banks Corp. (a)	13,452	77,618
Citi Trends, Inc. (a)	5,604	82,267
Conn's, Inc. (a)	8,612	520,509
Destination Maternity Corp.	5,542	173,132
Destination XL Group, Inc. (a)	15,760	109,532
Express, Inc. (a)	32,826	761,891
Finish Line, Inc. Class A	19,210	481,018
Five Below, Inc. (a)	12,554	605,856
Francescas Holdings Corp. (a)	17,111	307,827
Genesco, Inc. (a)	9,287	632,538
Group 1 Automotive, Inc.	8,386	536,704
Haverty Furniture Companies, Inc.	7,870	218,865
hhgregg, Inc. (a)(d)	4,717	73,161
Hibbett Sports, Inc. (a)(d)	10,040	585,633
Jos. A. Bank Clothiers, Inc. (a)	10,785	517,464
Kirkland's, Inc. (a)	5,036	89,389
Lithia Motors, Inc. Class A (sub. vtg.)	8,675	545,224
Lumber Liquidators Holdings, Inc. (a)(d)	10,612	1,211,784
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	9,410	$ 138,609
Mattress Firm Holding Corp. (a)	5,108	153,546
Monro Muffler Brake, Inc.	12,090	556,140
New York & Co., Inc. (a)	10,427	53,386
Office Depot, Inc. (a)	94,350	527,417
OfficeMax, Inc.	33,333	499,328
Pacific Sunwear of California, Inc. (a)	16,724	44,988
Penske Automotive Group, Inc.	16,289	645,370
Pier 1 Imports, Inc.	36,316	758,278
RadioShack Corp. (a)(d)	39,679	111,498
Rent-A-Center, Inc.	20,392	698,222
Restoration Hardware Holdings, Inc.	6,838	476,882
Sears Hometown & Outlet Stores, Inc. (a)	3,503	97,594
Select Comfort Corp. (a)	21,580	395,346
Shoe Carnival, Inc.	5,496	142,841
Sonic Automotive, Inc. Class A (sub. vtg.)	15,364	342,310
Stage Stores, Inc.	12,908	266,550
Stein Mart, Inc.	11,144	164,597
Systemax, Inc.	3,799	36,091
The Buckle, Inc. (d)	10,783	527,720
The Cato Corp. Class A (sub. vtg.)	11,427	342,467
The Children's Place Retail Stores, Inc. (a)	9,053	494,203
The Men's Wearhouse, Inc.	19,373	819,478
The Pep Boys - Manny, Moe & Jack (a)	21,735	281,251
Tile Shop Holdings, Inc. (a)	7,357	164,282
Tilly's, Inc. (a)	3,419	49,781
Trans World Entertainment Corp.	3,959	17,142
Vitamin Shoppe, Inc. (a)	11,682	548,003
West Marine, Inc. (a)	5,920	72,283
Wet Seal, Inc. Class A (a)	32,996	109,217
Winmark Corp.	828	60,618
Zale Corp. (a)	12,272	191,811
Zumiez, Inc. (a)	8,370	248,087
		20,029,192
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	20,323	27,233
Columbia Sportswear Co.	5,016	335,420
Crocs, Inc. (a)	33,813	411,842
Culp, Inc.	3,072	59,443
Fifth & Pacific Companies, Inc. (a)	46,289	1,226,196
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	6,436	$ 365,050
Iconix Brand Group, Inc. (a)(d)	21,884	789,794
Movado Group, Inc.	6,947	323,939
Oxford Industries, Inc.	5,243	376,290
Perry Ellis International, Inc.	4,269	81,154
Quiksilver, Inc. (a)	51,147	425,543
R.G. Barry Corp.	3,591	68,516
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	15,108	440,247
Steven Madden Ltd. (a)	23,105	847,491
The Jones Group, Inc.	31,274	485,998
Tumi Holdings, Inc. (a)	18,624	397,622
Unifi, Inc. (a)	5,990	146,096
Vera Bradley, Inc. (a)(d)	8,421	186,525
Wolverine World Wide, Inc.	19,198	1,108,493
		8,102,892
TOTAL CONSUMER DISCRETIONARY		83,793,637
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3,167	727,112
Coca-Cola Bottling Co. Consolidated	1,672	105,871
Craft Brew Alliance, Inc. (a)	3,809	61,782
National Beverage Corp.	4,218	77,232
		971,997
Food & Staples Retailing - 1.4%
Andersons, Inc.	7,349	545,149
Arden Group, Inc. Class A	449	58,370
Casey's General Stores, Inc.	14,820	1,080,082
Chefs' Warehouse Holdings (a)	6,796	162,832
Fairway Group Holdings Corp. (d)	6,343	154,959
Harris Teeter Supermarkets, Inc.	17,795	877,649
Ingles Markets, Inc. Class A	4,360	112,532
Nash-Finch Co.	4,589	128,767
Natural Grocers by Vitamin Cottage, Inc. (a)	3,267	130,353
PriceSmart, Inc.	7,202	819,516
Rite Aid Corp. (a)	282,392	1,505,149
Roundy's, Inc.	9,281	86,313
Spartan Stores, Inc.	9,007	211,935
SUPERVALU, Inc. (a)(d)	79,499	558,878
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp. (a)	7,071	$ 387,774
The Pantry, Inc. (a)	8,766	117,377
United Natural Foods, Inc. (a)	19,113	1,365,624
Village Super Market, Inc. Class A	2,370	86,884
Weis Markets, Inc.	4,067	208,108
		8,598,251
Food Products - 1.7%
Alico, Inc.	1,013	40,479
Annie's, Inc. (a)	5,226	246,929
B&G Foods, Inc. Class A	20,414	691,014
Boulder Brands, Inc. (a)	23,224	380,641
Cal-Maine Foods, Inc.	6,114	310,163
Calavo Growers, Inc.	4,517	134,110
Chiquita Brands International, Inc. (a)	18,018	186,486
Darling International, Inc. (a)	45,418	1,056,877
Diamond Foods, Inc. (a)	8,491	207,265
Dole Food Co., Inc. (a)	16,055	217,545
Farmer Brothers Co. (a)	2,069	37,366
Fresh Del Monte Produce, Inc.	14,574	387,523
Griffin Land & Nurseries, Inc.	850	28,050
Hain Celestial Group, Inc. (a)	14,840	1,235,133
Inventure Foods, Inc. (a)	5,224	58,822
J&J Snack Foods Corp.	5,987	512,308
John B. Sanfilippo & Son, Inc.	3,009	73,961
Lancaster Colony Corp.	7,061	585,992
Lifeway Foods, Inc.	1,799	26,319
Limoneira Co. (d)	3,679	96,905
Omega Protein Corp. (a)	7,464	69,863
Pilgrims Pride Corp. (a)	23,804	337,303
Post Holdings, Inc. (a)	12,470	535,587
Sanderson Farms, Inc.	8,962	566,488
Seaboard Corp.	119	324,870
Seneca Foods Corp. Class A (a)	2,944	86,318
Snyders-Lance, Inc.	18,111	543,149
Tootsie Roll Industries, Inc. (d)	8,563	274,016
TreeHouse Foods, Inc. (a)	14,022	1,027,252
		10,278,734
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	17,333	127,571
Harbinger Group, Inc. (a)	12,099	131,758
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Oil-Dri Corp. of America	1,780	$ 63,172
Orchids Paper Products Co.	2,211	67,436
Spectrum Brands Holdings, Inc.	8,467	558,145
WD-40 Co.	6,008	435,520
		1,383,602
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	10,062	364,144
Inter Parfums, Inc.	6,750	237,330
LifeVantage Corp. (a)	40,235	88,115
MediFast, Inc. (a)	5,035	117,366
Nature's Sunshine Products, Inc.	4,078	77,033
Nutraceutical International Corp.	3,320	79,846
Prestige Brands Holdings, Inc. (a)	19,783	617,823
Revlon, Inc. (a)	4,533	107,659
Star Scientific, Inc. (a)(d)	60,942	110,305
Synutra International, Inc. (a)	6,213	42,435
The Female Health Co.	7,672	73,037
USANA Health Sciences, Inc. (a)	2,324	158,567
		2,073,660
Tobacco - 0.2%
Alliance One International, Inc. (a)	31,437	93,368
Universal Corp.	8,847	469,156
Vector Group Ltd. (d)	25,185	407,241
		969,765
TOTAL CONSUMER STAPLES		24,276,009
ENERGY - 5.9%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (a)	12,099	177,492
Bolt Technology Corp.	3,186	56,998
Bristow Group, Inc.	13,854	1,114,831
C&J Energy Services, Inc. (a)(d)	17,348	399,698
Cal Dive International, Inc. (a)(d)	36,653	72,206
Carbo Ceramics, Inc. (d)	7,664	960,606
Dawson Geophysical Co. (a)	2,863	83,714
Era Group, Inc. (a)	7,846	247,934
Exterran Holdings, Inc. (a)	22,010	628,386
Forum Energy Technologies, Inc. (a)	14,960	437,730
Geospace Technologies Corp. (a)	4,974	484,567
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Global Geophysical Services, Inc. (a)	8,664	$ 20,707
Gulf Island Fabrication, Inc.	5,280	133,162
Gulfmark Offshore, Inc. Class A	10,432	519,305
Helix Energy Solutions Group, Inc. (a)	41,073	971,787
Hercules Offshore, Inc. (a)	62,381	424,191
Hornbeck Offshore Services, Inc. (a)	13,762	760,626
ION Geophysical Corp. (a)	51,125	237,220
Key Energy Services, Inc. (a)	59,977	469,020
Matrix Service Co. (a)	10,378	215,759
Mitcham Industries, Inc. (a)	4,503	74,930
Natural Gas Services Group, Inc. (a)	4,556	127,522
Newpark Resources, Inc. (a)	33,065	421,579
Nuverra Environmental Solutions, Inc. (a)(d)	55,368	135,098
Parker Drilling Co. (a)	46,521	334,951
PHI, Inc. (non-vtg.) (a)	5,040	200,693
Pioneer Energy Services Corp. (a)	25,246	212,066
RigNet, Inc. (a)	4,619	170,256
SEACOR Holdings, Inc.	7,686	751,691
Tesco Corp. (a)	11,910	204,614
TETRA Technologies, Inc. (a)	30,507	395,676
TGC Industries, Inc.	6,033	44,463
Vantage Drilling Co. (a)(d)	73,725	131,231
Willbros Group, Inc. (a)	15,782	154,032
		11,774,741
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (a)	35,169	101,638
Adams Resources & Energy, Inc.	714	36,964
Alon U.S.A. Energy, Inc.	9,376	113,262
Alpha Natural Resources, Inc. (a)	85,072	595,504
Amyris, Inc. (a)	8,227	20,732
APCO Oil and Gas International, Inc. (a)	3,248	49,435
Approach Resources, Inc. (a)(d)	13,731	386,528
Arch Coal, Inc. (d)	83,115	352,408
Athlon Energy, Inc.	6,991	230,004
Berry Petroleum Co. Class A	20,311	969,850
Bill Barrett Corp. (a)	19,096	528,386
Bonanza Creek Energy, Inc. (a)	11,513	581,867
BPZ Energy, Inc. (a)(d)	42,289	85,001
Callon Petroleum Co. (a)	16,053	109,642
Carrizo Oil & Gas, Inc. (a)	15,518	680,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clayton Williams Energy, Inc. (a)	2,328	$ 181,188
Clean Energy Fuels Corp. (a)(d)	27,139	309,113
Cloud Peak Energy, Inc. (a)	24,223	378,121
Comstock Resources, Inc.	18,585	317,989
Contango Oil & Gas Co.	5,858	251,015
Crosstex Energy, Inc.	18,530	568,686
Delek U.S. Holdings, Inc.	14,296	365,263
Diamondback Energy, Inc.	7,551	390,009
Emerald Oil, Inc. (a)	22,456	195,367
Endeavour International Corp. (a)(d)	17,124	101,717
Energy XXI (Bermuda) Ltd.	30,423	884,092
EPL Oil & Gas, Inc. (a)	11,576	369,043
Equal Energy Ltd.	12,897	61,229
Evolution Petroleum Corp. (a)	6,560	79,114
EXCO Resources, Inc. (d)	51,981	281,217
Forest Oil Corp. (a)	46,153	218,765
Frontline Ltd. (NY Shares) (a)(d)	17,517	37,136
FX Energy, Inc. (a)(d)	18,876	65,688
GasLog Ltd.	9,663	143,785
Gastar Exploration, Inc. (a)	19,783	85,463
Goodrich Petroleum Corp. (a)	12,323	288,235
Green Plains Renewable Energy, Inc.	10,096	162,848
Halcon Resources Corp. (a)(d)	89,161	461,854
Hallador Energy Co.	3,545	27,297
Isramco, Inc. (a)	331	43,682
Jones Energy, Inc.	3,896	62,375
KiOR, Inc. Class A (a)	16,339	38,070
Knightsbridge Tankers Ltd.	12,602	103,840
Kodiak Oil & Gas Corp. (a)	102,721	1,332,291
L&L Energy, Inc. (a)(d)	10,887	15,460
Magnum Hunter Resources Corp. (a)(d)	66,120	471,436
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	485
Matador Resources Co. (a)	22,695	417,815
Midstates Petroleum Co., Inc. (a)(d)	11,749	66,264
Miller Energy Resources, Inc. (a)(d)	10,802	73,022
Nordic American Tanker Shipping Ltd. (d)	25,537	208,382
Northern Oil & Gas, Inc. (a)(d)	24,812	407,661
Panhandle Royalty Co. Class A	2,593	87,047
PDC Energy, Inc. (a)	13,709	929,607
Penn Virginia Corp. (a)(d)	22,058	187,714
Petroquest Energy, Inc. (a)	20,718	97,789
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)(d)	45,165	$ 96,653
Renewable Energy Group, Inc. (a)	8,182	89,266
Rentech, Inc.	89,556	153,141
Resolute Energy Corp. (a)	26,013	244,002
Rex American Resources Corp. (a)	1,986	57,276
Rex Energy Corp. (a)	17,866	384,119
Rosetta Resources, Inc. (a)	23,609	1,415,123
Sanchez Energy Corp. (a)	14,763	420,893
Scorpio Tankers, Inc.	71,064	820,079
SemGroup Corp. Class A	16,257	981,760
Ship Finance International Ltd. (NY Shares)	21,212	351,059
Solazyme, Inc. (a)(d)	18,024	188,531
Stone Energy Corp. (a)	19,271	671,787
Swift Energy Co. (a)(d)	17,270	236,944
Synergy Resources Corp. (a)	19,570	202,745
Targa Resources Corp.	12,691	984,314
Teekay Tankers Ltd. (d)	22,435	58,555
Triangle Petroleum Corp. (a)	26,068	275,539
Ur-Energy, Inc. (a)(d)	41,000	43,648
Uranium Energy Corp. (a)	29,418	51,776
VAALCO Energy, Inc. (a)	23,603	124,388
W&T Offshore, Inc.	13,275	253,420
Warren Resources, Inc. (a)	25,649	80,281
Western Refining, Inc. (d)	20,939	675,702
Westmoreland Coal Co. (a)	4,374	62,155
ZaZa Energy Corp. (a)	11,941	14,807
		24,546,667
TOTAL ENERGY		36,321,408
FINANCIALS - 22.6%
Capital Markets - 2.7%
Apollo Investment Corp.	85,159	726,406
Arlington Asset Investment Corp.	5,777	142,519
BGC Partners, Inc. Class A	50,556	268,958
BlackRock Kelso Capital Corp.	28,471	267,343
Calamos Asset Management, Inc. Class A	6,921	67,964
Capital Southwest Corp.	4,962	163,101
CIFI Corp.	2,236	17,664
Cohen & Steers, Inc. (d)	7,335	281,371
Cowen Group, Inc. Class A (a)	41,385	164,298
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Diamond Hill Investment Group, Inc.	1,242	$ 136,955
Evercore Partners, Inc. Class A	12,349	623,254
FBR & Co. (a)	3,212	85,118
Fidus Investment Corp.	4,885	99,214
Fifth Street Finance Corp.	51,668	527,014
Financial Engines, Inc.	18,981	1,060,468
Firsthand Technology Value Fund, Inc. (a)	3,175	74,009
FXCM, Inc. Class A	14,466	237,098
GAMCO Investors, Inc. Class A	2,444	174,770
Garrison Capital, Inc.	1,998	29,431
GFI Group, Inc.	24,795	86,039
Gladstone Capital Corp.	7,901	69,687
Gladstone Investment Corp.	9,095	64,302
Golub Capital BDC, Inc. (d)	13,679	240,750
Greenhill & Co., Inc.	10,816	554,861
GSV Capital Corp. (a)(d)	7,577	115,852
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,455	66,824
Hercules Technology Growth Capital, Inc.	24,016	370,807
HFF, Inc.	12,982	318,708
Horizon Technology Finance Corp.	2,719	36,652
ICG Group, Inc. (a)	14,818	241,682
INTL FCStone, Inc. (a)	5,019	102,689
Investment Technology Group, Inc. (a)	14,327	229,519
Janus Capital Group, Inc.	58,008	572,539
JMP Group, Inc.	6,161	39,492
KCAP Financial, Inc.	10,277	86,635
KCG Holdings, Inc. Class A	27,582	241,067
Ladenburg Thalmann Financial Services, Inc. (a)	37,583	78,924
Main Street Capital Corp.	15,174	461,290
Manning & Napier, Inc. Class A	4,823	80,062
MCG Capital Corp.	26,856	126,492
Medallion Financial Corp.	6,712	101,888
Medley Capital Corp.	16,227	226,204
MVC Capital, Inc.	7,954	110,004
New Mountain Finance Corp.	16,444	233,176
NGP Capital Resources Co.	7,597	56,522
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,697	73,312
PennantPark Floating Rate Capital Ltd.	5,096	67,726
PennantPark Investment Corp.	28,837	324,705
Piper Jaffray Companies (a)	6,310	226,466
Prospect Capital Corp.	104,657	1,186,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Pzena Investment Management, Inc.	4,205	$ 30,234
RCS Capital Corp. Class A	803	14,133
Safeguard Scientifics, Inc. (a)	7,694	134,260
Silvercrest Asset Management Group Class A	2,047	30,234
Solar Capital Ltd.	17,289	396,783
Solar Senior Capital Ltd.	4,020	73,325
Stellus Capital Investment Corp.	4,182	62,061
Stifel Financial Corp. (a)	24,619	1,008,148
SWS Group, Inc. (a)	10,400	58,552
TCP Capital Corp. (d)	12,687	211,492
THL Credit, Inc.	12,310	200,038
TICC Capital Corp.	19,077	190,770
Triangle Capital Corp.	11,048	328,788
Virtus Investment Partners, Inc. (a)	2,576	524,268
Walter Investment Management Corp. (a)	14,212	536,787
Westwood Holdings Group, Inc.	3,374	179,935
WhiteHorse Finance, Inc.	2,485	38,294
WisdomTree Investments, Inc. (a)	38,478	534,844
		16,491,587
Commercial Banks - 7.0%
1st Source Corp.	6,600	207,108
1st United Bancorp, Inc.	10,951	83,666
Access National Corp.	2,604	37,836
American National Bankshares, Inc.	2,895	66,411
Ameris Bancorp (a)	8,733	159,814
Ames National Corp.	3,494	78,720
Arrow Financial Corp.	4,053	104,608
BancFirst Corp.	2,522	140,148
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	11,500	301,645
Bancorp, Inc., Delaware (a)	13,259	214,398
BancorpSouth, Inc.	36,907	815,645
Bank of Kentucky Financial Corp.	2,119	61,048
Bank of Marin Bancorp	1,890	80,420
Bank of the Ozarks, Inc.	11,850	586,338
Banner Bank	7,893	301,986
Bar Harbor Bankshares	1,359	51,289
BBCN Bancorp, Inc.	30,501	452,330
BNC Bancorp	6,656	87,260
Boston Private Financial Holdings, Inc.	32,148	366,166
Bridge Bancorp, Inc.	4,902	113,187
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bridge Capital Holdings (a)	3,431	$ 60,351
Bryn Mawr Bank Corp.	4,789	133,422
C & F Financial Corp.	1,192	64,261
Camden National Corp.	2,725	109,954
Capital Bank Financial Corp. Series A (a)	9,945	220,978
Capital City Bank Group, Inc. (a)	4,399	54,108
Cardinal Financial Corp.	11,123	183,530
Cascade Bancorp (a)	1,863	9,632
Cathay General Bancorp	30,615	754,047
Center Bancorp, Inc.	4,266	63,819
Centerstate Banks of Florida, Inc.	10,606	104,575
Central Pacific Financial Corp.	7,853	144,652
Century Bancorp, Inc. Class A (non-vtg.)	1,121	36,433
Chemical Financial Corp.	12,208	357,572
Chemung Financial Corp.	1,243	43,791
Citizens & Northern Corp.	4,317	85,304
City Holding Co.	6,808	309,764
CNB Financial Corp., Pennsylvania	6,601	132,086
CoBiz, Inc.	13,226	143,502
Columbia Banking Systems, Inc.	19,832	509,484
Community Bank System, Inc.	15,290	555,180
Community Trust Bancorp, Inc.	5,079	216,315
CommunityOne Bancorp (a)	3,691	39,715
ConnectOne Bancorp, Inc.	718	27,291
CU Bancorp (a)	3,472	64,579
Customers Bancorp, Inc. (a)	7,112	119,126
CVB Financial Corp.	35,063	509,816
Eagle Bancorp, Inc., Maryland	9,246	244,557
Enterprise Bancorp, Inc.	2,533	49,495
Enterprise Financial Services Corp.	6,693	120,675
Farmers Capital Bank Corp. (a)	2,735	56,177
Fidelity Southern Corp.	5,411	82,626
Financial Institutions, Inc.	4,955	117,285
First Bancorp, North Carolina	6,984	104,620
First Bancorp, Puerto Rico (a)	28,767	159,657
First Busey Corp.	27,251	140,888
First Commonwealth Financial Corp.	39,173	340,413
First Community Bancshares, Inc.	6,615	110,404
First Connecticut Bancorp, Inc.	6,245	91,677
First Financial Bancorp, Ohio	23,028	357,395
First Financial Bankshares, Inc. (d)	12,094	743,902
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Corp., Indiana	4,406	$ 152,183
First Financial Holdings, Inc.	9,237	553,573
First Interstate Bancsystem, Inc.	6,425	161,332
First Merchants Corp.	10,553	198,396
First Midwest Bancorp, Inc., Delaware	29,573	491,799
First NBC Bank Holding Co.	1,433	38,189
First of Long Island Corp.	2,992	117,735
First Security Group, Inc.	23,431	47,565
FirstMerit Corp.	64,151	1,440,831
Flushing Financial Corp.	11,210	225,209
FNB Corp., Pennsylvania	58,061	726,343
German American Bancorp, Inc.	4,535	123,261
Glacier Bancorp, Inc.	27,916	771,319
Great Southern Bancorp, Inc.	3,570	100,246
Guaranty Bancorp	5,346	72,171
Hampton Roads Bankshares, Inc. (a)	11,809	16,651
Hancock Holding Co.	32,338	1,060,040
Hanmi Financial Corp.	13,144	229,757
Heartland Financial U.S.A., Inc.	6,427	170,251
Heritage Commerce Corp.	7,152	55,714
Heritage Financial Corp., Washington	5,543	89,409
Heritage Oaks Bancorp (a)	6,804	46,607
Home Bancshares, Inc.	17,317	586,700
Home Federal Bancorp, Inc.	5,106	79,603
HomeTrust Bancshares, Inc. (a)	7,543	121,819
Horizon Bancorp Industries	3,081	66,889
Hudson Valley Holding Corp.	5,817	107,556
IBERIABANK Corp.	11,565	675,743
Independent Bank Corp., Massachusetts	8,370	300,316
Independent Bank Group, Inc.	1,331	50,219
International Bancshares Corp.	20,907	477,725
Intervest Bancshares Corp. Class A (a)	7,047	51,373
Investors Bancorp, Inc.	16,779	397,830
Lakeland Bancorp, Inc.	16,916	192,842
Lakeland Financial Corp.	6,133	218,273
LCNB Corp.	2,336	47,070
Macatawa Bank Corp. (a)	8,586	42,157
MainSource Financial Group, Inc.	7,233	117,319
MB Financial, Inc.	20,951	622,245
Mercantile Bank Corp.	3,024	66,044
Merchants Bancshares, Inc.	2,122	63,618
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Metro Bancorp, Inc. (a)	5,201	$ 110,989
Metrocorp Bancshares, Inc.	5,598	80,219
Middleburg Financial Corp.	1,830	33,526
Midsouth Bancorp, Inc.	2,917	44,280
MidWestOne Financial Group, Inc.	2,441	64,491
National Bank Holdings Corp.	20,828	437,388
National Bankshares, Inc.	2,417	84,958
National Penn Bancshares, Inc.	45,115	467,843
NBT Bancorp, Inc.	18,330	446,702
NewBridge Bancorp (a)	9,185	68,520
Northrim Bancorp, Inc.	2,280	57,228
OFG Bancorp	18,021	266,891
Old National Bancorp, Indiana	38,949	566,318
OmniAmerican Bancorp, Inc. (a)	4,144	90,836
Pacific Continental Corp.	6,560	90,397
Pacific Premier Bancorp, Inc. (a)	6,021	83,752
PacWest Bancorp (d)	14,343	545,751
Palmetto Bancshares, Inc. (a)	1,517	20,358
Park National Corp.	4,236	335,576
Park Sterling Corp.	16,148	105,123
Peapack-Gladstone Financial Corp.	3,104	56,927
Peapack-Gladstone Financial Corp. rights (a)	3,104	0
Penns Woods Bancorp, Inc.	1,795	91,904
Peoples Bancorp, Inc.	4,014	89,994
Pinnacle Financial Partners, Inc.	13,690	424,390
Preferred Bank, Los Angeles (a)	4,140	79,571
PrivateBancorp, Inc.	24,589	598,988
Prosperity Bancshares, Inc.	23,297	1,454,898
Renasant Corp.	13,143	376,941
Republic Bancorp, Inc., Kentucky Class A	3,480	80,110
S&T Bancorp, Inc.	12,249	300,345
S.Y. Bancorp, Inc.	4,962	148,910
Sandy Spring Bancorp, Inc.	10,785	264,125
Seacoast Banking Corp., Florida (a)	26,535	60,500
Sierra Bancorp	4,391	83,122
Simmons First National Corp. Class A	6,012	196,833
Southside Bancshares, Inc.	8,649	236,118
Southwest Bancorp, Inc., Oklahoma (a)	7,068	113,159
State Bank Financial Corp.	11,556	197,145
StellarOne Corp.	9,380	218,366
Sterling Bancorp, New York	11,083	163,474
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp.	13,152	$ 380,882
Suffolk Bancorp (a)	4,118	80,507
Sun Bancorp, Inc., New Jersey (a)	14,612	48,220
Susquehanna Bancshares, Inc.	72,689	856,640
Taylor Capital Group, Inc. (a)	6,335	145,705
Texas Capital Bancshares, Inc. (a)	15,762	820,412
The First Bancorp, Inc.	3,282	57,140
Tompkins Financial Corp.	5,835	287,782
TowneBank (d)	9,418	137,126
Trico Bancshares	5,946	150,374
TriState Capital Holdings, Inc. (a)	2,339	29,261
Trustmark Corp.	25,727	698,745
UMB Financial Corp.	13,809	813,626
Umpqua Holdings Corp. (d)	43,046	704,663
Union First Market Bankshares Corp.	8,070	194,648
United Bankshares, Inc., West Virginia (d)	19,712	583,081
United Community Banks, Inc., Georgia (a)	17,144	267,275
Univest Corp. of Pennsylvania	6,235	124,513
VantageSouth Bancshares, Inc. (a)	4,160	20,342
ViewPoint Financial Group	15,493	337,902
Virginia Commerce Bancorp, Inc. (a)	9,898	158,665
Washington Banking Co., Oak Harbor	5,766	98,080
Washington Trust Bancorp, Inc.	6,588	216,679
Webster Financial Corp.	35,024	976,819
WesBanco, Inc.	10,952	321,989
West Bancorp., Inc.	5,015	69,307
Westamerica Bancorp.	10,214	525,817
Western Alliance Bancorp. (a)	28,248	597,445
Wilshire Bancorp, Inc.	23,026	195,030
Wintrust Financial Corp.	13,897	604,658
Yadkin Financial Corp. (a)	5,375	88,258
		43,085,560
Consumer Finance - 0.8%
Cash America International, Inc.	11,013	434,463
Consumer Portfolio Services, Inc. (a)	6,832	45,911
Credit Acceptance Corp. (a)	2,807	332,068
DFC Global Corp. (a)	15,977	193,322
Encore Capital Group, Inc. (a)(d)	9,561	467,055
EZCORP, Inc. (non-vtg.) Class A (a)	19,905	313,106
First Cash Financial Services, Inc. (a)	11,353	686,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Marblehead Corp. (a)	29,922	$ 28,725
Green Dot Corp. Class A (a)	9,774	209,750
Imperial Holdings, Inc. (a)	6,246	36,602
Nelnet, Inc. Class A	8,639	368,281
Nicholas Financial, Inc.	3,866	62,049
Portfolio Recovery Associates, Inc. (a)(d)	19,651	1,168,252
Regional Management Corp. (a)	1,943	62,195
World Acceptance Corp. (a)	3,534	367,960
		4,776,482
Diversified Financial Services - 0.3%
California First National Bancorp	699	12,477
Gain Capital Holdings, Inc.	3,801	39,796
MarketAxess Holdings, Inc.	14,497	945,639
Marlin Business Services Corp.	3,103	85,550
NewStar Financial, Inc. (a)	10,573	184,076
PHH Corp. (a)	21,891	526,479
PICO Holdings, Inc. (a)	9,077	213,128
Resource America, Inc. Class A	4,292	37,040
		2,044,185
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	17,079	344,825
American Equity Investment Life Holding Co.	24,474	510,038
Amerisafe, Inc.	7,104	273,504
Amtrust Financial Services, Inc. (d)	12,098	464,079
Argo Group International Holdings, Ltd.	10,488	440,286
Baldwin & Lyons, Inc. Class B	3,230	88,276
Citizens, Inc. Class A (a)(d)	16,034	134,686
CNO Financial Group, Inc.	86,013	1,340,083
Crawford & Co. Class B	9,593	105,427
Donegal Group, Inc. Class A	2,597	41,162
Eastern Insurance Holdings, Inc.	2,327	56,872
eHealth, Inc. (a)	7,122	303,540
EMC Insurance Group	1,532	52,149
Employers Holdings, Inc.	12,072	363,005
Enstar Group Ltd. (a)	3,700	502,941
FBL Financial Group, Inc. Class A	3,218	143,973
First American Financial Corp.	41,894	1,083,379
Fortegra Financial Corp. (a)	2,204	16,243
Global Indemnity PLC (a)	2,988	73,594
Greenlight Capital Re, Ltd. (a)	11,368	350,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hallmark Financial Services, Inc. (a)	4,857	$ 41,333
HCI Group, Inc.	3,429	150,670
Health Insurance Innovations	1,839	22,325
Hilltop Holdings, Inc. (a)	23,503	407,542
Horace Mann Educators Corp.	15,155	419,794
Independence Holding Co.	2,822	38,718
Infinity Property & Casualty Corp.	4,716	323,423
Investors Title Co.	478	37,351
Kansas City Life Insurance Co.	1,342	61,598
Maiden Holdings Ltd.	20,122	220,336
Meadowbrook Insurance Group, Inc.	20,774	137,939
Montpelier Re Holdings Ltd.	17,548	484,500
National Interstate Corp.	2,450	64,019
National Western Life Insurance Co. Class A	786	163,488
Navigators Group, Inc. (a)	3,787	212,981
OneBeacon Insurance Group Ltd.	10,639	169,798
Phoenix Companies, Inc. (a)	2,152	83,003
Platinum Underwriters Holdings Ltd.	11,033	686,142
Primerica, Inc.	22,133	950,612
RLI Corp.	8,134	768,500
Safety Insurance Group, Inc.	5,612	306,920
Selective Insurance Group, Inc.	21,393	561,994
State Auto Financial Corp.	6,419	121,961
Stewart Information Services Corp.	8,457	264,873
Symetra Financial Corp.	30,941	579,525
Third Point Reinsurance Ltd.	9,813	153,083
Tower Group International Ltd.	20,853	75,696
United Fire Group, Inc.	8,186	259,496
Universal Insurance Holdings, Inc.	9,380	73,539
		14,529,242
Real Estate Investment Trusts - 7.4%
Acadia Realty Trust (SBI)	21,094	562,577
AG Mortgage Investment Trust, Inc.	11,046	180,492
Agree Realty Corp.	4,890	154,377
Alexanders, Inc.	844	271,565
American Assets Trust, Inc.	12,616	419,987
American Capital Mortgage Investment Corp.	23,191	443,180
American Realty Capital Properties, Inc. (d)	58,846	780,886
American Residential Properties, Inc. (a)	5,011	86,340
AmREIT, Inc. Class B	7,997	140,747
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	55,982	$ 274,872
Apollo Commercial Real Estate Finance, Inc.	13,566	218,548
Apollo Residential Mortgage, Inc.	12,836	193,310
Ares Commercial Real Estate Corp.	7,601	94,480
Armada Hoffler Properties, Inc.	6,976	67,109
Armour Residential REIT, Inc.	146,219	602,422
Ashford Hospitality Trust, Inc.	23,749	310,162
Associated Estates Realty Corp.	22,518	345,426
Aviv REIT, Inc.	4,129	104,877
Campus Crest Communities, Inc.	24,404	244,284
CapLease, Inc.	33,484	284,614
Capstead Mortgage Corp.	37,045	438,242
Cedar Shopping Centers, Inc.	26,019	148,568
Chambers Street Properties (d)	91,651	855,104
Chatham Lodging Trust	10,352	195,239
Chesapeake Lodging Trust	18,671	440,075
Colony Financial, Inc.	25,130	508,380
Coresite Realty Corp.	8,212	266,397
Cousins Properties, Inc.	64,486	730,626
CubeSmart	51,233	936,027
CyrusOne, Inc.	7,613	148,377
CYS Investments, Inc.	67,599	573,916
DCT Industrial Trust, Inc.	111,082	860,886
DiamondRock Hospitality Co.	75,524	860,218
DuPont Fabros Technology, Inc.	24,054	597,742
Dynex Capital, Inc.	22,599	195,255
EastGroup Properties, Inc.	11,593	738,010
Education Realty Trust, Inc.	43,856	400,844
Ellington Residential Mortgage REIT	2,273	35,504
EPR Properties	19,753	1,014,712
Equity One, Inc.	22,707	547,466
Excel Trust, Inc.	19,610	236,889
FelCor Lodging Trust, Inc. (a)	49,335	331,531
First Industrial Realty Trust, Inc.	41,226	744,954
First Potomac Realty Trust	22,293	273,981
Franklin Street Properties Corp.	35,266	465,511
Getty Realty Corp.	11,145	213,761
Gladstone Commercial Corp.	5,221	98,677
Glimcher Realty Trust	55,998	573,980
Government Properties Income Trust	20,646	504,795
Gramercy Property Trust, Inc. (a)	21,562	98,538
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	36,793	$ 883,400
Hersha Hospitality Trust	78,378	444,403
Highwoods Properties, Inc. (SBI)	34,327	1,325,022
Hudson Pacific Properties, Inc.	16,632	344,116
Inland Real Estate Corp.	33,113	353,978
Invesco Mortgage Capital, Inc.	51,539	796,278
Investors Real Estate Trust	39,739	342,550
iStar Financial, Inc. (a)	33,769	426,502
JAVELIN Mortgage Investment Corp. (d)	4,928	58,495
Kite Realty Group Trust	35,133	224,851
LaSalle Hotel Properties (SBI)	40,043	1,243,335
Lexington Corporate Properties Trust	68,985	807,125
LTC Properties, Inc.	13,203	520,858
Medical Properties Trust, Inc.	63,059	822,289
Monmouth Real Estate Investment Corp. Class A	19,904	183,515
National Health Investors, Inc.	9,689	605,756
New Residential Investment Corp.	96,770	639,650
New York Mortgage Trust, Inc. (d)	23,334	149,804
NorthStar Realty Finance Corp.	93,003	867,718
One Liberty Properties, Inc.	4,198	88,746
Parkway Properties, Inc.	16,408	297,149
Pebblebrook Hotel Trust	23,760	717,552
Pennsylvania Real Estate Investment Trust (SBI)	26,380	478,269
PennyMac Mortgage Investment Trust	27,032	623,628
Physicians Realty Trust	4,067	51,082
Potlatch Corp.	15,727	642,133
PS Business Parks, Inc.	6,945	565,948
RAIT Financial Trust	28,354	214,073
Ramco-Gershenson Properties Trust (SBI)	23,049	374,777
Redwood Trust, Inc. (d)	31,671	554,876
Resource Capital Corp.	48,709	299,560
Retail Opportunity Investments Corp.	28,065	415,362
Rexford Industrial Realty, Inc.	6,428	87,549
RLJ Lodging Trust	47,071	1,189,013
Rouse Properties, Inc.	9,394	189,947
Ryman Hospitality Properties, Inc. (d)	16,927	624,776
Sabra Health Care REIT, Inc.	14,707	395,618
Saul Centers, Inc.	3,452	162,244
Select Income (REIT)	8,388	231,089
Silver Bay Realty Trust Corp. (d)	5,539	85,633
Sovran Self Storage, Inc.	12,199	933,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.	16,006	$ 334,685
Strategic Hotel & Resorts, Inc. (a)	69,770	606,999
Summit Hotel Properties, Inc.	31,361	288,208
Sun Communities, Inc.	13,831	616,448
Sunstone Hotel Investors, Inc.	62,382	826,562
Terreno Realty Corp.	9,991	177,640
The Geo Group, Inc.	27,594	973,240
UMH Properties, Inc.	5,499	55,320
Universal Health Realty Income Trust (SBI)	4,340	190,613
Urstadt Biddle Properties, Inc. Class A	11,994	236,762
Washington REIT (SBI)	25,454	667,149
Western Asset Mortgage Capital Corp. (d)	10,096	162,647
Whitestone REIT Class B	8,737	120,483
Winthrop Realty Trust	13,385	157,541
ZAIS Financial Corp.	2,283	39,724
		45,530,252
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	16,585	613,645
Altisource Residential Corp. Class B	16,368	434,898
AV Homes, Inc. (a)	3,435	65,609
Consolidated-Tomoka Land Co.	2,155	80,856
Forestar Group, Inc. (a)	13,549	302,549
Kennedy-Wilson Holdings, Inc.	21,822	437,313
Tejon Ranch Co. (a)	5,503	203,721
Thomas Properties Group, Inc.	10,819	73,569
		2,212,160
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	33,096	437,198
Banc of California, Inc.	5,861	82,699
Bank Mutual Corp.	16,965	107,897
BankFinancial Corp.	7,270	67,538
BBX Capital Corp. (a)	2,900	38,251
Beneficial Mutual Bancorp, Inc. (a)	11,307	110,243
Berkshire Hills Bancorp, Inc.	9,216	233,810
BofI Holding, Inc. (a)	4,560	275,515
Brookline Bancorp, Inc., Delaware	30,169	267,599
Capitol Federal Financial, Inc.	55,295	700,588
Charter Financial Corp.	8,182	88,693
Clifton Savings Bancorp, Inc.	3,116	39,355
Dime Community Bancshares, Inc.	11,506	188,238
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp. (a)	2,431	$ 41,084
ESB Financial Corp.	4,421	58,844
ESSA Bancorp, Inc.	2,882	31,587
EverBank Financial Corp. (d)	30,512	461,341
Farmer Mac Class C (non-vtg.)	3,756	134,052
First Defiance Financial Corp.	3,653	94,320
First Federal Bancshares of Arkansas, Inc. (a)	780	7,004
First Financial Northwest, Inc.	5,560	60,270
Flagstar Bancorp, Inc. (a)	7,176	116,323
Fox Chase Bancorp, Inc.	4,298	74,226
Franklin Financial Corp./VA	3,926	74,084
Hingham Institution for Savings	435	31,633
Home Bancorp, Inc. (a)	2,092	38,012
Home Loan Servicing Solutions Ltd.	27,612	651,919
HomeStreet, Inc.	4,670	88,823
Kearny Financial Corp. (a)	5,413	56,837
Meridian Interstate Bancorp, Inc. (a)	3,171	75,280
Meta Financial Group, Inc.	2,164	80,544
MGIC Investment Corp. (a)	125,611	1,022,474
NASB Financial, Inc. (a)	1,446	37,235
Northfield Bancorp, Inc.	21,005	271,595
Northwest Bancshares, Inc.	35,003	489,692
OceanFirst Financial Corp.	4,856	85,417
Oritani Financial Corp.	19,819	321,464
PennyMac Financial Services, Inc.	4,723	76,040
Provident Financial Holdings, Inc.	3,403	51,589
Provident Financial Services, Inc.	24,087	451,390
Provident New York Bancorp	21,205	248,523
Radian Group, Inc.	66,322	966,312
Rockville Financial, Inc.	10,020	131,763
Roma Financial Corp. (a)	2,808	54,644
Territorial Bancorp, Inc.	3,810	83,096
Tree.com, Inc.	2,439	71,975
Trustco Bank Corp., New York	37,793	253,969
United Community Financial Corp. (a)	17,414	69,656
United Financial Bancorp, Inc.	7,043	110,434
Walker & Dunlop, Inc. (a)	6,019	78,127
Waterstone Financial, Inc. (a)	2,779	29,569
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	6,813	$ 49,122
WSFS Financial Corp.	2,861	200,299
		9,968,192
TOTAL FINANCIALS		138,637,660
HEALTH CARE - 12.5%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)(d)	27,336	621,347
Achillion Pharmaceuticals, Inc. (a)	36,169	90,784
Acorda Therapeutics, Inc. (a)	15,700	480,577
Aegerion Pharmaceuticals, Inc. (a)	11,075	917,232
Agios Pharmaceuticals, Inc.	2,406	55,723
Alnylam Pharmaceuticals, Inc. (a)	22,548	1,298,990
AMAG Pharmaceuticals, Inc. (a)	8,669	233,890
Amicus Therapeutics, Inc. (a)	12,136	25,728
Anacor Pharmaceuticals, Inc. (a)	10,093	131,310
Arena Pharmaceuticals, Inc. (a)(d)	83,566	366,855
ArQule, Inc. (a)	22,039	49,588
Array BioPharma, Inc. (a)	45,573	228,776
AVEO Pharmaceuticals, Inc. (a)	17,509	36,244
BioTime, Inc. (a)(d)	12,512	45,419
Bluebird Bio, Inc.	2,416	51,340
Cell Therapeutics, Inc. (a)	39,414	69,369
Celldex Therapeutics, Inc. (a)	31,092	712,318
Cellular Dynamics International, Inc.	1,360	19,190
Cepheid, Inc. (a)	25,982	1,057,987
Chelsea Therapeutics International Ltd. (a)	23,547	66,638
ChemoCentryx, Inc. (a)(d)	8,275	40,961
Chimerix, Inc.	3,050	46,208
Clovis Oncology, Inc. (a)	6,204	317,086
Conatus Pharmaceuticals, Inc.	2,264	20,150
Coronado Biosciences, Inc. (a)(d)	9,439	15,763
Cubist Pharmaceuticals, Inc. rights (a)	17,864	34,478
Curis, Inc. (a)(d)	29,239	116,664
Cytokinetics, Inc. (a)(d)	9,609	57,750
Cytori Therapeutics, Inc. (a)	22,841	47,052
Dendreon Corp. (a)(d)	63,670	163,632
Durata Therapeutics, Inc. (a)	4,449	43,066
Dyax Corp. (a)	47,454	390,072
Dynavax Technologies Corp. (a)	67,005	82,416
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Emergent BioSolutions, Inc. (a)	11,995	$ 234,262
Enanta Pharmaceuticals, Inc.	1,354	27,026
Enzon Pharmaceuticals, Inc.	14,393	21,302
Epizyme, Inc. (d)	2,419	92,696
Esperion Therapeutics, Inc.	1,661	26,028
Exact Sciences Corp. (a)	27,467	302,686
Exelixis, Inc. (a)(d)	72,571	357,775
Fibrocell Science, Inc. (a)	10,327	38,210
Galena Biopharma, Inc. (a)(d)	42,919	95,709
Genomic Health, Inc. (a)	6,146	183,888
Geron Corp. (a)	49,910	197,145
GTx, Inc. (a)(d)	7,741	13,237
Halozyme Therapeutics, Inc. (a)(d)	33,727	392,920
Hyperion Therapeutics, Inc. (a)	3,090	61,893
Idenix Pharmaceuticals, Inc. (a)(d)	39,339	129,425
ImmunoGen, Inc. (a)(d)	34,219	563,245
Immunomedics, Inc. (a)	26,461	100,287
Infinity Pharmaceuticals, Inc. (a)	18,039	244,428
Insmed, Inc. (a)	13,271	188,979
Insys Therapeutics, Inc. (a)	2,049	81,735
Intercept Pharmaceuticals, Inc.	2,796	151,655
InterMune, Inc. (a)	31,547	444,497
Intrexon Corp.	4,932	104,558
Ironwood Pharmaceuticals, Inc. Class A (a)	36,103	346,950
Isis Pharmaceuticals, Inc. (a)(d)	43,548	1,448,842
KaloBios Pharmaceuticals, Inc.	6,513	26,117
Keryx Biopharmaceuticals, Inc. (a)	31,070	321,575
KYTHERA Biopharmaceuticals, Inc.	4,712	210,674
Lexicon Pharmaceuticals, Inc. (a)	89,725	215,340
Ligand Pharmaceuticals, Inc. Class B (a)	6,992	361,906
MannKind Corp. (a)(d)	58,396	285,556
MEI Pharma, Inc. (a)	3,101	24,870
Merrimack Pharmaceuticals, Inc. (a)(d)	35,876	96,148
MiMedx Group, Inc. (a)	31,140	165,042
Momenta Pharmaceuticals, Inc. (a)	18,338	300,560
Nanosphere, Inc. (a)	19,418	37,865
Neurocrine Biosciences, Inc. (a)	27,291	257,627
NewLink Genetics Corp. (a)	6,799	113,883
Novavax, Inc. (a)	74,440	230,764
NPS Pharmaceuticals, Inc. (a)	38,611	1,111,225
OncoGenex Pharmaceuticals, Inc. (a)	6,487	45,604
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OncoMed Pharmaceuticals, Inc.	1,701	$ 23,661
Onconova Therapeutics, Inc.	2,107	33,164
Opko Health, Inc. (a)(d)	72,671	728,163
Orexigen Therapeutics, Inc. (a)	34,909	170,356
Osiris Therapeutics, Inc. (a)	6,102	81,218
OvaScience, Inc. (a)	3,428	33,149
PDL BioPharma, Inc. (d)	52,293	423,050
Peregrine Pharmaceuticals, Inc. (a)(d)	54,953	70,889
Portola Pharmaceuticals, Inc.	4,520	100,118
Progenics Pharmaceuticals, Inc. (a)	20,977	76,356
Prothena Corp. PLC (a)	5,632	135,393
PTC Therapeutics, Inc. (a)	3,378	60,770
Puma Biotechnology, Inc. (a)	8,398	321,727
Raptor Pharmaceutical Corp. (a)(d)	23,530	338,361
Receptos, Inc.	2,009	51,350
Regulus Therapeutics, Inc. (d)	3,897	27,162
Repligen Corp. (a)	11,755	128,600
Rigel Pharmaceuticals, Inc. (a)	31,217	96,461
Sangamo Biosciences, Inc. (a)	23,186	217,253
Sarepta Therapeutics, Inc. (a)(d)	13,047	508,050
SIGA Technologies, Inc. (a)(d)	12,796	43,890
Spectrum Pharmaceuticals, Inc. (d)	23,242	199,649
Stemline Therapeutics, Inc.	3,404	94,733
Sunesis Pharmaceuticals, Inc. (a)	11,729	58,762
Synageva BioPharma Corp. (a)(d)	7,639	388,061
Synergy Pharmaceuticals, Inc. (a)	33,334	134,669
Synta Pharmaceuticals Corp. (a)(d)	14,661	66,561
Targacept, Inc. (a)	11,269	53,528
TESARO, Inc. (a)	5,129	197,467
Tetraphase Pharmaceuticals, Inc.	3,990	49,995
TG Therapeutics, Inc. (a)	5,011	18,090
Threshold Pharmaceuticals, Inc. (a)	16,342	70,924
Vanda Pharmaceuticals, Inc. (a)	12,100	86,636
Verastem, Inc. (a)	6,187	61,870
Vical, Inc. (a)	28,468	35,585
XOMA Corp. (a)	25,837	116,525
ZIOPHARM Oncology, Inc. (a)(d)	24,249	85,841
		22,976,774
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	8,595	307,099
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Abiomed, Inc. (a)	14,718	$ 352,938
Accuray, Inc. (a)(d)	28,479	192,233
Align Technology, Inc. (a)	28,252	1,612,059
Alphatec Holdings, Inc. (a)	22,188	40,382
Analogic Corp.	4,711	434,496
Angiodynamics, Inc. (a)	9,075	142,659
Anika Therapeutics, Inc. (a)	4,675	139,642
Antares Pharma, Inc. (a)(d)	41,602	166,408
ArthroCare Corp. (a)	11,168	418,130
Atricure, Inc. (a)	8,669	120,066
Atrion Corp.	561	149,888
BioLase Technology, Inc. (d)	12,277	22,958
Cantel Medical Corp.	12,927	453,738
Cardiovascular Systems, Inc. (a)	8,121	246,472
Cerus Corp. (a)(d)	27,269	172,067
CONMED Corp.	10,947	397,048
Cryolife, Inc.	9,720	87,383
Cutera, Inc. (a)	5,094	51,195
Cyberonics, Inc. (a)	10,682	616,992
Cynosure, Inc. Class A (a)	7,730	167,045
Derma Sciences, Inc. (a)	4,805	55,594
DexCom, Inc. (a)	27,113	778,956
Endologix, Inc. (a)	24,245	438,107
Exactech, Inc. (a)	3,341	75,841
Genmark Diagnostics, Inc. (a)	13,876	167,900
Globus Medical, Inc. (a)(d)	20,826	399,859
Greatbatch, Inc. (a)	9,493	361,873
Haemonetics Corp. (a)	19,660	797,410
HeartWare International, Inc. (a)	6,395	464,021
ICU Medical, Inc. (a)	5,055	312,399
Insulet Corp. (a)	20,544	801,627
Integra LifeSciences Holdings Corp. (a)	7,734	354,063
Invacare Corp.	12,728	273,270
MAKO Surgical Corp. (a)	16,047	478,361
Masimo Corp.	18,424	472,023
Medical Action Industries, Inc. (a)	5,605	33,966
Meridian Bioscience, Inc.	15,933	393,864
Merit Medical Systems, Inc. (a)	16,439	262,860
Natus Medical, Inc. (a)	11,911	235,004
Navidea Biopharmaceuticals, Inc. (a)(d)	45,051	90,102
Neogen Corp. (a)	13,962	645,324
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	17,109	$ 543,724
NxStage Medical, Inc. (a)	23,525	312,177
OraSure Technologies, Inc. (a)	22,344	145,683
Orthofix International NV (a)	7,747	158,736
PhotoMedex, Inc. (a)(d)	5,135	64,906
Quidel Corp. (a)	10,981	271,231
Rochester Medical Corp. (a)	3,829	76,503
Rockwell Medical Technologies, Inc. (a)(d)	15,136	174,367
RTI Biologics, Inc. (a)	20,253	56,506
Solta Medical, Inc. (a)	25,876	47,871
Staar Surgical Co. (a)	14,318	189,570
Steris Corp.	22,817	1,031,100
SurModics, Inc. (a)	5,767	135,986
Symmetry Medical, Inc. (a)	15,069	122,059
TearLab Corp. (a)(d)	10,740	112,018
The Spectranetics Corp. (a)	15,826	330,605
Thoratec Corp. (a)	22,097	954,369
Tornier NV (a)	10,208	219,574
Unilife Corp. (a)(d)	36,112	109,419
Utah Medical Products, Inc.	1,187	66,068
Vascular Solutions, Inc. (a)	5,870	115,169
Volcano Corp. (a)	20,949	401,592
West Pharmaceutical Services, Inc.	26,618	1,286,980
Wright Medical Group, Inc. (a)	15,735	427,520
Zeltiq Aesthetics, Inc. (a)	6,493	84,214
		21,621,269
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	13,710	594,466
Accretive Health, Inc. (a)	24,544	202,733
Addus HomeCare Corp. (a)	2,110	54,544
Air Methods Corp.	15,046	657,811
Alliance Healthcare Services, Inc. (a)	1,702	42,907
Almost Family, Inc.	3,110	59,805
Amedisys, Inc. (a)	11,872	193,276
AMN Healthcare Services, Inc. (a)	17,744	220,026
AmSurg Corp. (a)	12,547	538,141
Bio-Reference Laboratories, Inc. (a)(d)	9,455	306,437
BioScrip, Inc. (a)	22,204	155,650
Capital Senior Living Corp. (a)	11,496	254,981
Centene Corp. (a)	21,056	1,182,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Chemed Corp. (d)	7,318	$ 496,307
Chindex International, Inc. (a)	4,232	71,225
Corvel Corp. (a)	4,243	176,509
Cross Country Healthcare, Inc. (a)	10,008	59,448
Emeritus Corp. (a)	15,365	294,393
ExamWorks Group, Inc. (a)	11,471	296,525
Five Star Quality Care, Inc. (a)	15,825	80,233
Gentiva Health Services, Inc. (a)	12,453	142,587
Hanger, Inc. (a)	13,428	492,808
HealthSouth Corp.	33,192	1,165,371
Healthways, Inc. (a)	13,177	126,895
IPC The Hospitalist Co., Inc. (a)	6,403	350,820
Kindred Healthcare, Inc.	20,530	284,956
Landauer, Inc.	3,902	188,857
LHC Group, Inc. (a)	5,018	103,371
Magellan Health Services, Inc. (a)	10,269	602,790
Molina Healthcare, Inc. (a)	11,014	348,483
MWI Veterinary Supply, Inc. (a)	4,965	787,648
National Healthcare Corp.	5,328	257,769
National Research Corp. Class A (a)	3,471	60,881
Owens & Minor, Inc.	24,083	901,186
PharMerica Corp. (a)	11,768	173,696
Providence Service Corp. (a)	4,254	127,152
Select Medical Holdings Corp.	17,756	150,571
Skilled Healthcare Group, Inc. (a)	6,870	29,266
Team Health Holdings, Inc. (a)	26,465	1,149,640
The Ensign Group, Inc.	7,587	323,054
Triple-S Management Corp. (a)	8,762	156,051
U.S. Physical Therapy, Inc.	4,388	140,065
Universal American Spin Corp.	14,128	104,830
USMD Holdings, Inc. (a)	367	10,214
Wellcare Health Plans, Inc. (a)	16,668	1,111,422
		15,228,305
Health Care Technology - 0.9%
athenahealth, Inc. (a)	14,183	1,893,572
Computer Programs & Systems, Inc.	4,368	249,151
Greenway Medical Technologies (a)	5,628	114,530
HealthStream, Inc. (a)	7,639	272,865
HMS Holdings Corp. (a)	33,626	710,517
MedAssets, Inc. (a)	23,591	543,301
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Medidata Solutions, Inc. (a)	10,294	$ 1,135,531
Merge Healthcare, Inc. (a)	24,669	62,659
Omnicell, Inc. (a)	13,541	312,391
Quality Systems, Inc.	15,381	350,994
Vocera Communications, Inc. (a)	8,309	139,840
		5,785,351
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (a)(d)	4,118	52,793
Affymetrix, Inc. (a)	26,973	190,699
Albany Molecular Research, Inc. (a)	9,121	119,485
Cambrex Corp. (a)	11,696	196,727
Fluidigm Corp. (a)	10,009	315,284
Furiex Pharmaceuticals, Inc. (a)	2,755	107,721
Harvard Bioscience, Inc. (a)	10,254	60,396
Luminex Corp. (a)	14,544	283,608
NeoGenomics, Inc. (a)	13,658	49,715
Pacific Biosciences of California, Inc. (a)	16,851	69,258
PAREXEL International Corp. (a)	21,913	1,001,643
Sequenom, Inc. (a)(d)	46,083	88,479
		2,535,808
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)	8,290	55,709
Akorn, Inc. (a)	22,718	464,356
Alimera Sciences, Inc. (a)(d)	6,425	13,750
Ampio Pharmaceuticals, Inc. (a)	12,465	110,191
Aratana Therapeutics, Inc.	2,319	46,287
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)	19,337	332,790
AVANIR Pharmaceuticals Class A (a)	55,681	225,508
Biodelivery Sciences International, Inc. (a)	10,598	55,640
Cadence Pharmaceuticals, Inc. (a)	24,984	123,171
Cempra, Inc. (a)	7,097	80,622
Corcept Therapeutics, Inc. (a)(d)	17,511	29,594
Cornerstone Therapeutics, Inc. (a)	2,827	26,772
DepoMed, Inc. (a)	24,261	174,679
Endocyte, Inc. (a)(d)	12,236	127,621
Hi-Tech Pharmacal Co., Inc.	4,219	181,797
Horizon Pharma, Inc. (a)	18,381	77,016
Impax Laboratories, Inc. (a)	27,084	548,722
Lannett Co., Inc. (a)	7,356	173,675
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics (a)	45,292	$ 430,727
Omeros Corp. (a)(d)	10,873	108,730
Pacira Pharmaceuticals, Inc. (a)	10,676	539,245
Pernix Therapeutics Holdings, Inc. (a)	5,102	10,663
Pozen, Inc. (a)	9,804	61,618
Questcor Pharmaceuticals, Inc.	20,062	1,231,205
Repros Therapeutics, Inc. (a)(d)	8,847	159,600
Sagent Pharmaceuticals, Inc. (a)	7,614	165,148
Santarus, Inc. (a)	21,697	506,191
SciClone Pharmaceuticals, Inc. (a)	20,227	95,674
Sucampo Pharmaceuticals, Inc. Class A (a)	4,546	28,185
Supernus Pharmaceuticals, Inc. (a)(d)	5,071	35,852
The Medicines Company (a)	24,363	826,393
TherapeuticsMD, Inc. (a)	33,979	143,391
ViroPharma, Inc. (a)	25,082	973,683
VIVUS, Inc. (a)(d)	39,427	370,220
XenoPort, Inc. (a)	17,841	93,308
Zogenix, Inc. (a)	29,027	85,049
		8,712,782
TOTAL HEALTH CARE		76,860,289
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.7%
AAR Corp.	15,515	454,279
AeroVironment, Inc. (a)	7,623	206,660
American Science & Engineering, Inc.	2,976	195,761
API Technologies Corp. (a)	11,100	32,412
Astronics Corp. (a)	4,946	242,651
Astronics Corp. Class B	900	43,461
Cubic Corp.	7,838	411,495
Curtiss-Wright Corp.	17,895	890,813
DigitalGlobe, Inc. (a)	28,654	911,770
Ducommun, Inc. (a)	3,979	98,918
Engility Holdings, Inc. (a)	7,085	219,422
Erickson Air-Crane, Inc. (a)(d)	1,492	29,243
Esterline Technologies Corp. (a)	12,158	974,585
GenCorp, Inc. (non-vtg.) (a)(d)	23,049	387,223
HEICO Corp. (d)	25,566	1,369,826
Innovative Solutions & Support, Inc.	4,355	34,317
KEYW Holding Corp. (a)(d)	11,854	136,321
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Kratos Defense & Security Solutions, Inc. (a)	18,262	$ 154,862
LMI Aerospace, Inc. (a)	3,786	59,440
Moog, Inc. Class A (a)	17,731	1,059,073
National Presto Industries, Inc.	1,694	119,512
Orbital Sciences Corp. (a)	23,331	538,246
Sparton Corp. (a)	4,361	115,087
Taser International, Inc. (a)	19,442	345,484
Teledyne Technologies, Inc. (a)	14,435	1,282,117
		10,312,978
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	19,072	138,081
Atlas Air Worldwide Holdings, Inc. (a)	9,825	363,820
Echo Global Logistics, Inc. (a)	7,220	132,920
Forward Air Corp.	11,559	467,908
Hub Group, Inc. Class A (a)	14,426	529,867
Pacer International, Inc. (a)	13,360	106,613
Park-Ohio Holdings Corp. (a)	3,647	151,022
UTI Worldwide, Inc.	35,444	538,749
XPO Logistics, Inc. (a)(d)	11,044	222,868
		2,651,848
Airlines - 0.7%
Allegiant Travel Co.	5,750	599,553
Hawaiian Holdings, Inc. (a)(d)	20,605	169,991
JetBlue Airways Corp. (a)(d)	87,562	620,815
Republic Airways Holdings, Inc. (a)	19,786	233,079
SkyWest, Inc.	20,779	312,516
Spirit Airlines, Inc. (a)	23,276	1,004,359
U.S. Airways Group, Inc. (a)(d)	73,988	1,625,516
		4,565,829
Building Products - 0.8%
AAON, Inc.	10,947	295,678
American Woodmark Corp. (a)	4,209	142,769
Apogee Enterprises, Inc.	11,182	349,773
Builders FirstSource, Inc. (a)	16,454	121,924
Gibraltar Industries, Inc. (a)	11,197	179,264
Griffon Corp.	19,203	240,614
Insteel Industries, Inc.	6,414	106,408
NCI Building Systems, Inc. (a)	7,428	107,186
Nortek, Inc. (a)	3,564	250,086
Patrick Industries, Inc. (a)	2,372	74,196
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
PGT, Inc. (a)	12,423	$ 129,820
Ply Gem Holdings, Inc.	5,723	85,273
Quanex Building Products Corp.	15,023	267,109
Simpson Manufacturing Co. Ltd.	15,878	562,875
Trex Co., Inc. (a)	6,648	466,823
Universal Forest Products, Inc.	7,640	404,309
USG Corp. (a)	29,836	814,821
		4,598,928
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	21,154	581,947
ACCO Brands Corp. (a)	44,631	261,091
Acorn Energy, Inc.	9,730	36,585
ARC Document Solutions, Inc. (a)	15,490	96,658
Casella Waste Systems, Inc. Class A (a)	13,859	81,907
CECO Environmental Corp.	8,466	149,425
Cenveo, Inc. (a)	19,057	59,839
CompX International, Inc. Class A	453	6,428
Consolidated Graphics, Inc. (a)	2,976	190,732
Costa, Inc. Class A (a)	3,608	72,593
Courier Corp.	3,958	67,246
Deluxe Corp.	19,548	920,515
EnerNOC, Inc. (a)	10,485	174,366
Ennis, Inc.	11,618	206,220
G&K Services, Inc. Class A	7,556	471,494
Healthcare Services Group, Inc.	26,221	718,193
Heritage-Crystal Clean, Inc. (a)	3,291	58,152
Herman Miller, Inc.	22,922	695,453
HNI Corp.	17,294	671,872
InnerWorkings, Inc. (a)	18,076	172,987
Interface, Inc.	23,189	469,577
Intersections, Inc.	3,445	29,524
Kimball International, Inc. Class B	11,721	137,136
Knoll, Inc.	18,907	310,453
McGrath RentCorp.	10,249	365,582
Mine Safety Appliances Co.	11,117	535,395
Mobile Mini, Inc. (a)	14,949	539,958
Multi-Color Corp.	4,449	154,959
NL Industries, Inc.	2,117	24,684
Performant Financial Corp. (a)	8,197	81,724
Quad/Graphics, Inc. (d)	9,819	342,879
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Schawk, Inc. Class A	4,758	$ 69,562
Standard Parking Corp. (a)	6,452	170,784
Steelcase, Inc. Class A	33,608	550,835
Swisher Hygiene, Inc. (Canada) (a)	39,350	23,759
Team, Inc. (a)	7,825	291,794
Tetra Tech, Inc. (a)	25,157	657,352
The Brink's Co.	18,146	569,784
TRC Companies, Inc. (a)	5,810	44,679
U.S. Ecology, Inc.	7,329	260,546
UniFirst Corp.	5,795	595,842
United Stationers, Inc.	15,619	694,108
Viad Corp.	8,272	220,862
West Corp.	8,745	192,565
		13,028,046
Construction & Engineering - 0.8%
Aegion Corp. (a)	15,537	318,509
Ameresco, Inc. Class A (a)	6,971	72,917
Argan, Inc.	5,225	116,256
Comfort Systems U.S.A., Inc.	14,967	278,835
Dycom Industries, Inc. (a)	12,491	370,358
EMCOR Group, Inc.	26,028	964,598
Furmanite Corp. (a)	15,096	169,830
Granite Construction, Inc.	15,213	492,141
Great Lakes Dredge & Dock Corp.	22,038	178,949
Layne Christensen Co. (a)	8,250	159,555
MasTec, Inc. (a)	22,955	733,871
MYR Group, Inc. (a)	8,324	220,170
Northwest Pipe Co. (a)	3,416	123,078
Orion Marine Group, Inc. (a)	10,888	136,100
Pike Electric Corp.	9,212	99,582
Primoris Services Corp.	13,883	361,513
Sterling Construction Co., Inc. (a)	6,048	58,061
Tutor Perini Corp. (a)	13,962	320,428
		5,174,751
Electrical Equipment - 1.6%
Acuity Brands, Inc.	16,579	1,666,355
American Superconductor Corp. (a)(d)	16,133	35,170
AZZ, Inc.	9,765	438,449
Brady Corp. Class A	18,157	530,003
Capstone Turbine Corp. (a)(d)	117,502	149,228
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Coleman Cable, Inc.	3,311	$ 81,451
Encore Wire Corp.	8,360	414,071
EnerSys	18,688	1,239,949
Enphase Energy, Inc. (a)(d)	5,449	41,140
Franklin Electric Co., Inc.	18,058	683,495
FuelCell Energy, Inc. (a)(d)	64,835	86,879
Generac Holdings, Inc.	19,907	982,410
General Cable Corp.	19,235	633,409
Global Power Equipment Group, Inc.	6,302	128,309
GrafTech International Ltd. (a)(d)	46,347	412,488
II-VI, Inc. (a)	20,159	343,913
LSI Industries, Inc.	7,912	72,870
Polypore International, Inc. (a)(d)	17,897	808,944
Powell Industries, Inc.	3,691	231,906
Power Solutions International, Inc. (a)	805	46,899
PowerSecure International, Inc. (a)	8,061	145,743
Preformed Line Products Co.	895	75,198
Revolution Lighting Technologies, Inc. (a)(d)	10,284	30,749
Thermon Group Holdings, Inc. (a)	10,567	248,430
Vicor Corp. (a)	6,487	57,150
		9,584,608
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	14,140	471,710
Machinery - 3.3%
Accuride Corp. (a)	14,056	63,252
Actuant Corp. Class A	27,987	1,051,192
Alamo Group, Inc.	2,656	125,337
Albany International Corp. Class A	10,677	393,020
Altra Holdings, Inc.	10,386	315,423
American Railcar Industries, Inc. (d)	3,811	156,099
Ampco-Pittsburgh Corp.	3,223	59,335
Astec Industries, Inc.	8,396	283,869
Barnes Group, Inc.	20,782	738,592
Blount International, Inc. (a)	21,099	256,986
Briggs & Stratton Corp.	18,991	348,295
Chart Industries, Inc. (a)	11,741	1,261,805
CIRCOR International, Inc.	6,717	495,513
CLARCOR, Inc.	19,223	1,124,161
Columbus McKinnon Corp. (NY Shares) (a)	7,809	203,112
Commercial Vehicle Group, Inc. (a)	8,675	68,272
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Douglas Dynamics, Inc.	8,019	$ 121,648
Dynamic Materials Corp.	4,868	107,583
Energy Recovery, Inc. (a)	18,038	105,342
EnPro Industries, Inc. (a)	8,061	481,000
ESCO Technologies, Inc.	10,355	373,608
ExOne Co. (d)	2,569	131,867
Federal Signal Corp. (a)	23,784	325,603
Flow International Corp. (a)	16,585	66,174
FreightCar America, Inc.	4,389	97,611
Global Brass & Copper Holdings, Inc.	2,970	55,628
Gorman-Rupp Co.	6,121	249,370
Graham Corp.	3,733	137,412
Greenbrier Companies, Inc. (a)	9,722	258,022
Hardinge, Inc.	4,401	65,091
Hurco Companies, Inc.	2,280	55,837
Hyster-Yale Materials Handling Class A	4,143	324,977
John Bean Technologies Corp.	11,209	304,661
Kadant, Inc.	4,128	147,782
L.B. Foster Co. Class A	3,761	175,827
Lindsay Corp.	4,952	376,402
Lydall, Inc. (a)	6,305	114,877
Manitex International, Inc. (a)	4,727	61,120
Meritor, Inc. (a)	37,151	255,227
Middleby Corp. (a)	7,271	1,655,243
Miller Industries, Inc.	3,872	72,561
Mueller Industries, Inc.	10,748	647,997
Mueller Water Products, Inc. Class A	60,114	515,177
NN, Inc.	6,182	99,407
Omega Flex, Inc.	916	18,631
PMFG, Inc. (a)	7,230	56,683
Proto Labs, Inc. (a)	6,648	557,501
RBC Bearings, Inc. (a)	8,987	618,216
Rexnord Corp. (a)	11,616	273,208
Standex International Corp.	5,116	314,685
Sun Hydraulics Corp.	8,760	347,597
Tecumseh Products Co. Class A (non-vtg.) (a)	6,549	51,082
Tennant Co.	7,233	438,971
Titan International, Inc.	20,711	300,310
TriMas Corp. (a)	17,291	654,637
Twin Disc, Inc.	3,067	79,343
Wabash National Corp. (a)	26,040	303,626
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	10,887	$ 629,051
Woodward, Inc.	26,703	1,070,523
Xerium Technologies, Inc. (a)	4,248	50,934
		20,092,315
Marine - 0.1%
International Shipholding Corp.	2,134	52,966
Matson, Inc.	16,486	446,606
Ultrapetrol (Bahamas) Ltd. (a)	7,809	28,112
		527,684
Professional Services - 1.4%
Acacia Research Corp.	18,717	282,440
Advisory Board Co. (a)	13,752	943,387
Barrett Business Services, Inc.	2,807	233,739
CBIZ, Inc. (a)	13,430	109,589
CDI Corp.	4,895	78,565
Corporate Executive Board Co.	12,814	934,141
CRA International, Inc. (a)	3,706	70,599
Exponent, Inc.	5,485	414,721
Franklin Covey Co. (a)	3,341	62,811
FTI Consulting, Inc. (a)	15,705	637,309
GP Strategies Corp. (a)	5,358	150,131
Heidrick & Struggles International, Inc.	6,718	124,417
Huron Consulting Group, Inc. (a)	9,058	530,527
ICF International, Inc. (a)	8,017	277,549
Insperity, Inc.	8,854	342,384
Kelly Services, Inc. Class A (non-vtg.)	11,376	237,303
Kforce, Inc.	10,804	212,731
Korn/Ferry International (a)	18,923	450,367
MISTRAS Group, Inc. (a)	6,325	116,127
National Technical Systems, Inc. (a)	2,376	54,387
Navigant Consulting, Inc. (a)	20,682	358,833
Odyssey Marine Exploration, Inc. (a)(d)	28,496	61,836
On Assignment, Inc. (a)	17,535	592,508
Pendrell Corp. (a)	60,376	134,638
Resources Connection, Inc.	16,337	208,460
RPX Corp. (a)	12,727	227,304
TrueBlue, Inc. (a)	15,836	391,149
VSE Corp.	1,439	63,028
WageWorks, Inc. (a)	9,704	496,942
		8,797,922
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Arkansas Best Corp.	9,912	$ 271,291
Celadon Group, Inc.	7,409	137,363
Heartland Express, Inc.	17,311	248,586
Knight Transportation, Inc.	22,365	379,534
Marten Transport Ltd.	9,568	168,780
Patriot Transportation Holding, Inc. (a)	2,873	106,215
Quality Distribution, Inc. (a)	8,963	92,140
Roadrunner Transportation Systems, Inc. (a)	7,405	196,233
Saia, Inc. (a)	9,231	300,284
Swift Transporation Co. (a)(d)	32,120	699,895
Universal Truckload Services, Inc.	2,049	54,626
Werner Enterprises, Inc.	17,251	399,533
YRC Worldwide, Inc. (a)	3,919	37,152
		3,091,632
Trading Companies & Distributors - 1.0%
Aceto Corp.	10,936	174,429
Aircastle Ltd.	26,252	495,375
Applied Industrial Technologies, Inc.	16,453	778,391
Beacon Roofing Supply, Inc. (a)	18,694	648,869
BlueLinx Corp. (a)	11,077	20,603
CAI International, Inc. (a)	6,254	136,900
DXP Enterprises, Inc. (a)	3,657	336,078
Edgen Group, Inc. Class A (a)	5,967	71,425
H&E Equipment Services, Inc. (a)	11,706	293,001
Houston Wire & Cable Co.	6,281	87,117
Kaman Corp.	10,735	399,127
Rush Enterprises, Inc. Class A (a)	13,225	378,500
TAL International Group, Inc.	13,078	631,798
Textainer Group Holdings Ltd. (d)	8,218	311,462
Titan Machinery, Inc. (a)(d)	7,013	123,709
Watsco, Inc.	9,864	939,941
		5,826,725
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	15,495	283,868
TOTAL INDUSTRIALS		89,008,844
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.9%
ADTRAN, Inc.	22,944	538,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc. (d)	4,522	$ 83,974
Anaren, Inc. (a)	4,105	102,543
Arris Group, Inc. (a)	44,621	796,931
Aruba Networks, Inc. (a)	43,615	818,217
Aviat Networks, Inc. (a)	22,317	45,973
Bel Fuse, Inc. Class B (non-vtg.)	3,509	73,829
Black Box Corp.	5,953	149,063
CalAmp Corp. (a)	13,472	316,996
Calix Networks, Inc. (a)	14,842	150,943
Ciena Corp. (a)	39,346	915,581
Comtech Telecommunications Corp.	6,770	203,235
Digi International, Inc. (a)	9,547	96,234
Emulex Corp. (a)	36,347	273,693
Extreme Networks, Inc. (a)	35,099	188,131
Finisar Corp. (a)	35,787	823,459
Globecomm Systems, Inc. (a)	9,658	135,502
Harmonic, Inc. (a)	40,872	298,774
Infinera Corp. (a)	45,475	464,300
InterDigital, Inc.	15,902	616,203
Ixia (a)	22,363	317,107
KVH Industries, Inc. (a)	5,859	80,503
NETGEAR, Inc. (a)	14,754	424,325
NumereX Corp. Class A (a)	5,195	61,353
Oplink Communications, Inc. (a)	6,825	124,556
Parkervision, Inc. (a)(d)	33,628	92,141
PC-Tel, Inc.	6,668	61,412
Plantronics, Inc.	16,842	723,195
Procera Networks, Inc. (a)	8,084	114,389
Ruckus Wireless, Inc.	16,405	237,873
ShoreTel, Inc. (a)	23,417	186,165
Sonus Networks, Inc. (a)	81,872	245,616
Symmetricom, Inc. (a)	16,548	118,649
Tellabs, Inc.	137,340	335,110
Tessco Technologies, Inc.	2,026	71,781
Ubiquiti Networks, Inc. (d)	4,797	185,068
ViaSat, Inc. (a)	15,155	1,002,049
Westell Technologies, Inc. Class A (a)	16,708	59,982
		11,533,580
Computers & Peripherals - 0.4%
Avid Technology, Inc. (a)	11,057	82,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	15,580	$ 348,369
Datalink Corp. (a)	6,860	70,452
Electronics for Imaging, Inc. (a)	18,383	630,721
Fusion-io, Inc. (a)(d)	29,548	317,641
Hutchinson Technology, Inc. (a)	8,349	31,058
Imation Corp. (a)	12,221	56,828
Immersion Corp. (a)	10,352	131,677
QLogic Corp. (a)	34,977	431,966
Quantum Corp. (a)	88,105	109,250
Silicon Graphics International Corp. (a)	12,891	164,618
Super Micro Computer, Inc. (a)	12,796	178,120
		2,553,075
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	6,928	53,692
Agilysys, Inc. (a)	4,925	57,869
Anixter International, Inc. (a)	10,431	891,746
Audience, Inc. (a)	3,324	37,960
Badger Meter, Inc.	5,889	306,287
Belden, Inc.	17,138	1,152,702
Benchmark Electronics, Inc. (a)	21,024	477,876
Checkpoint Systems, Inc. (a)	15,654	266,431
Cognex Corp.	33,378	1,043,063
Coherent, Inc.	9,243	611,794
Control4 Corp.	1,671	27,488
CTS Corp.	13,010	242,246
Daktronics, Inc.	15,615	186,755
DTS, Inc. (a)	7,330	146,600
Electro Rent Corp.	6,980	126,617
Electro Scientific Industries, Inc.	8,556	102,501
Fabrinet (a)	11,617	194,469
FARO Technologies, Inc. (a)	6,614	314,165
FEI Co.	16,080	1,432,406
GSI Group, Inc. (a)	10,725	107,036
Insight Enterprises, Inc. (a)	16,927	356,652
InvenSense, Inc. (a)(d)	21,732	367,053
Itron, Inc. (a)	15,021	640,946
KEMET Corp. (a)	16,236	92,058
Littelfuse, Inc.	8,659	736,275
Maxwell Technologies, Inc. (a)	10,496	78,720
Measurement Specialties, Inc. (a)	6,057	337,557
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mercury Systems, Inc. (a)	13,238	$ 122,054
Mesa Laboratories, Inc.	956	66,566
Methode Electronics, Inc. Class A	14,262	364,822
MTS Systems Corp.	6,109	399,040
Multi-Fineline Electronix, Inc. (a)	3,486	46,747
Neonode, Inc. (a)(d)	9,993	54,062
Newport Corp. (a)	16,051	254,729
OSI Systems, Inc. (a)	7,641	556,570
Park Electrochemical Corp.	8,923	250,290
PC Connection, Inc.	3,543	70,825
Plexus Corp. (a)	13,400	512,952
RadiSys Corp. (a)	8,276	24,994
RealD, Inc. (a)	16,150	111,758
Richardson Electronics Ltd.	4,074	46,932
Rofin-Sinar Technologies, Inc. (a)	11,130	292,163
Rogers Corp. (a)	6,673	406,786
Sanmina Corp. (a)	31,900	464,464
ScanSource, Inc. (a)	11,077	426,021
Speed Commerce, Inc. (a)	19,235	70,592
SYNNEX Corp. (a)	10,099	619,069
TTM Technologies, Inc. (a)	21,418	187,408
Uni-Pixel, Inc. (a)(d)	3,629	59,697
Universal Display Corp. (a)	15,678	500,128
Viasystems Group, Inc. (a)	1,488	22,320
Vishay Precision Group, Inc. (a)	4,354	71,406
Zygo Corp. (a)	5,918	91,374
		16,482,733
Internet Software & Services - 2.9%
Active Network, Inc. (a)	21,049	303,948
Angie's List, Inc. (a)(d)	16,117	227,089
Bankrate, Inc. (a)	17,439	293,673
Bazaarvoice, Inc. (a)(d)	19,146	179,589
Blucora, Inc. (a)	15,843	374,370
Brightcove, Inc. (a)	10,485	160,106
Carbonite, Inc. (a)	4,655	61,632
ChannelAdvisor Corp. (a)	2,290	79,829
comScore, Inc. (a)	13,855	370,206
Constant Contact, Inc. (a)	11,902	308,381
Cornerstone OnDemand, Inc. (a)	15,750	746,078
CoStar Group, Inc. (a)	11,033	1,952,721
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cvent, Inc.	2,379	$ 73,725
DealerTrack Holdings, Inc. (a)	16,805	626,827
Demand Media, Inc. (a)	12,972	62,006
Demandware, Inc. (a)	6,298	311,436
Dice Holdings, Inc. (a)	15,867	117,098
Digital River, Inc. (a)	14,543	259,447
E2open, Inc. (a)	5,483	123,368
EarthLink, Inc.	39,117	197,932
eGain Communications Corp. (a)	4,832	55,471
Global Eagle Entertainment, Inc. (a)	8,010	81,542
Gogo, Inc.	4,160	77,542
Internap Network Services Corp. (a)	24,175	175,752
IntraLinks Holdings, Inc. (a)	15,983	166,063
j2 Global, Inc.	17,762	976,555
Limelight Networks, Inc. (a)	19,219	36,900
Liquidity Services, Inc. (a)(d)	9,610	250,917
LivePerson, Inc. (a)	20,754	193,842
LogMeIn, Inc. (a)	9,269	299,389
Marchex, Inc. Class B	8,400	74,928
Marin Software, Inc. (d)	3,259	37,772
Marketo, Inc.	2,534	85,548
Millennial Media, Inc. (a)(d)	12,770	89,773
Monster Worldwide, Inc. (a)	43,393	187,458
Move, Inc. (a)	15,849	268,958
Net Element International, Inc. (a)	971	4,593
NIC, Inc.	25,261	621,926
OpenTable, Inc. (a)(d)	8,879	616,913
Perficient, Inc. (a)	12,988	234,953
QuinStreet, Inc. (a)	11,936	106,111
RealNetworks, Inc. (a)	9,018	69,168
Reis, Inc. (a)	3,274	58,899
Responsys, Inc. (a)	14,260	233,008
SciQuest, Inc. (a)	9,270	202,457
Shutterstock, Inc.	2,937	207,940
Spark Networks, Inc. (a)	7,113	50,929
SPS Commerce, Inc. (a)	5,882	400,858
Stamps.com, Inc. (a)	5,082	230,926
Support.com, Inc. (a)	18,248	81,386
TechTarget, Inc. (a)	5,541	27,816
Textura Corp.	2,271	87,047
Travelzoo, Inc.	2,998	64,547
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tremor Video, Inc.	2,761	$ 26,616
Trulia, Inc. (a)	10,779	430,837
United Online, Inc.	36,560	315,878
Unwired Planet, Inc.	35,669	57,784
ValueClick, Inc. (a)	29,087	558,761
VistaPrint Ltd. (a)(d)	12,526	677,030
Vocus, Inc. (a)	6,811	58,915
Web.com Group, Inc. (a)	16,539	445,726
WebMD Health Corp. (a)(d)	12,227	430,635
XO Group, Inc. (a)	11,661	161,855
Xoom Corp.	3,012	89,607
Yelp, Inc. (a)	11,430	774,383
YuMe, Inc.	1,983	16,340
Zillow, Inc. (a)	8,964	713,803
Zix Corp. (a)	27,724	113,114
		18,058,632
IT Services - 2.2%
Acxiom Corp. (a)	28,282	939,811
Blackhawk Network Holdings, Inc. (d)	4,644	106,162
CACI International, Inc. Class A (a)	8,677	624,570
Cardtronics, Inc. (a)	17,436	684,363
Cass Information Systems, Inc.	4,220	241,933
Ciber, Inc. (a)	26,562	86,327
Computer Task Group, Inc.	5,504	94,284
Convergys Corp.	39,761	784,882
CSG Systems International, Inc.	12,975	361,484
EPAM Systems, Inc. (a)	8,304	311,151
Euronet Worldwide, Inc. (a)	19,302	837,707
EVERTEC, Inc.	11,469	269,063
ExlService Holdings, Inc. (a)	12,747	368,516
Forrester Research, Inc.	4,571	177,401
Global Cash Access Holdings, Inc. (a)	26,920	223,436
Hackett Group, Inc.	9,379	66,778
Heartland Payment Systems, Inc.	13,995	566,098
Higher One Holdings, Inc. (a)	11,179	88,873
iGate Corp. (a)	13,534	430,923
Lionbridge Technologies, Inc. (a)	21,573	94,058
Luxoft Holding, Inc.	1,680	49,090
ManTech International Corp. Class A	10,031	280,266
Maximus, Inc.	26,489	1,283,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ModusLink Global Solutions, Inc. (a)	14,879	$ 61,301
MoneyGram International, Inc. (a)	8,500	179,435
Planet Payment, Inc. (a)	15,126	41,143
PRG-Schultz International, Inc. (a)	10,786	77,443
Sapient Corp. (a)	42,306	668,858
ServiceSource International, Inc. (a)	23,124	250,202
Sykes Enterprises, Inc. (a)	16,239	303,994
Syntel, Inc.	5,869	503,795
Teletech Holdings, Inc. (a)	7,344	194,396
Unisys Corp. (a)	17,208	453,431
Virtusa Corp. (a)	8,021	249,293
WEX, Inc. (a)	14,963	1,396,796
		13,350,655
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	15,319	319,861
Alpha & Omega Semiconductor Ltd. (a)	6,304	46,397
Ambarella, Inc. (a)	6,818	140,110
Amkor Technology, Inc. (a)(d)	29,045	154,229
ANADIGICS, Inc. (a)	29,838	60,273
Applied Micro Circuits Corp. (a)	28,689	334,514
ATMI, Inc. (a)	12,250	334,915
Axcelis Technologies, Inc. (a)	39,763	86,286
Brooks Automation, Inc.	27,562	265,698
Cabot Microelectronics Corp. (a)	9,584	391,890
Cavium, Inc. (a)	19,672	792,978
Ceva, Inc. (a)	8,874	127,164
Cirrus Logic, Inc. (a)(d)	24,593	551,621
Cohu, Inc.	8,867	84,769
Cypress Semiconductor Corp.	56,337	522,807
Diodes, Inc. (a)	13,966	338,257
DSP Group, Inc. (a)	6,723	50,086
Entegris, Inc. (a)	53,658	555,360
Entropic Communications, Inc. (a)	33,040	141,411
Exar Corp. (a)	16,117	185,829
FormFactor, Inc. (a)	19,849	103,612
GSI Technology, Inc. (a)	7,752	54,419
GT Advanced Technologies, Inc. (a)(d)	46,609	349,568
Hittite Microwave Corp. (a)	12,263	783,483
Inphi Corp. (a)	10,605	156,318
Integrated Device Technology, Inc. (a)	50,253	534,692
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Silicon Solution, Inc. (a)	12,002	$ 129,382
Intermolecular, Inc. (a)	5,923	34,353
International Rectifier Corp. (a)	26,595	692,534
Intersil Corp. Class A	49,128	548,268
IXYS Corp.	8,824	102,623
Kopin Corp. (a)	24,223	88,898
Lattice Semiconductor Corp. (a)	46,373	237,893
LTX-Credence Corp. (a)	19,657	120,497
M/A-COM Technology Solutions, Inc. (a)	3,819	65,954
MaxLinear, Inc. Class A (a)	8,142	70,510
Micrel, Inc.	20,064	184,589
Microsemi Corp. (a)	36,146	908,349
Mindspeed Technologies, Inc. (a)(d)	15,264	44,113
MKS Instruments, Inc.	20,090	595,468
Monolithic Power Systems, Inc.	14,393	458,273
MoSys, Inc. (a)	16,641	73,220
Nanometrics, Inc. (a)	9,292	172,645
NeoPhotonics Corp. (a)	7,424	52,636
NVE Corp. (a)	1,749	93,344
Omnivision Technologies, Inc. (a)	21,128	296,003
PDF Solutions, Inc. (a)	10,292	236,407
Peregrine Semiconductor Corp. (a)	9,481	77,175
Pericom Semiconductor Corp. (a)	8,042	64,979
Photronics, Inc. (a)	22,506	189,050
PLX Technology, Inc. (a)	16,319	98,567
PMC-Sierra, Inc. (a)	79,966	469,400
Power Integrations, Inc.	11,184	642,409
Rambus, Inc. (a)	42,442	370,943
RF Micro Devices, Inc. (a)	108,281	568,475
Rubicon Technology, Inc. (a)	6,306	54,232
Rudolph Technologies, Inc. (a)	12,134	128,620
Semtech Corp. (a)	25,778	801,954
Sigma Designs, Inc. (a)	10,824	58,883
Silicon Image, Inc. (a)	30,824	161,826
Spansion, Inc. Class A (a)	17,969	215,089
SunEdison, Inc. (a)	103,239	960,123
SunPower Corp. (a)(d)	15,744	475,311
Supertex, Inc.	3,583	91,402
Synaptics, Inc. (a)(d)	12,411	577,112
Tessera Technologies, Inc.	20,074	381,807
TriQuint Semiconductor, Inc. (a)	63,189	501,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	8,589	$ 79,964
Ultratech, Inc. (a)	10,828	257,598
Veeco Instruments, Inc. (a)	15,134	442,064
		20,340,578
Software - 4.2%
Accelrys, Inc. (a)	22,563	210,964
ACI Worldwide, Inc. (a)	15,506	854,691
Actuate Corp. (a)	18,050	144,581
Advent Software, Inc.	12,625	423,569
American Software, Inc. Class A	8,330	72,888
Aspen Technology, Inc. (a)	36,217	1,384,576
AVG Technologies NV (a)	8,936	179,614
Blackbaud, Inc.	17,602	633,672
Bottomline Technologies, Inc. (a)	14,383	451,914
BroadSoft, Inc. (a)	10,813	353,801
Callidus Software, Inc. (a)	13,963	144,517
CommVault Systems, Inc. (a)	18,023	1,407,236
Comverse, Inc.	8,594	271,399
Cyan, Inc.	2,579	12,147
Digimarc Corp.	2,394	50,418
Ebix, Inc. (d)	11,919	135,638
Ellie Mae, Inc. (a)	10,225	295,503
EPIQ Systems, Inc.	13,190	197,322
ePlus, Inc.	1,326	72,081
Fair Isaac Corp.	13,691	784,220
FleetMatics Group PLC (d)	6,117	194,215
Gigamon, Inc. (a)	2,891	88,985
Glu Mobile, Inc. (a)(d)	25,609	87,071
Guidance Software, Inc. (a)	6,355	55,543
Guidewire Software, Inc. (a)	18,908	959,014
Imperva, Inc. (a)	7,833	300,317
Infoblox, Inc. (a)	19,192	853,084
Interactive Intelligence Group, Inc. (a)	5,992	368,208
Jive Software, Inc. (a)	15,645	170,374
Manhattan Associates, Inc. (a)	7,452	793,713
Mentor Graphics Corp.	37,496	827,912
MicroStrategy, Inc. Class A (a)	3,593	438,310
Mitek Systems, Inc. (a)	8,831	46,716
Model N, Inc.	2,643	23,761
Monotype Imaging Holdings, Inc.	14,499	409,162
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetScout Systems, Inc. (a)	13,821	$ 391,411
Parametric Technology Corp. (a)	46,791	1,297,047
Pegasystems, Inc.	7,020	267,181
Progress Software Corp. (a)	21,405	555,674
Proofpoint, Inc. (a)	8,625	272,895
PROS Holdings, Inc. (a)	8,941	316,064
QAD, Inc. Class A	2,134	31,839
QLIK Technologies, Inc. (a)	33,365	845,469
Qualys, Inc. (a)	5,978	124,342
Rally Software Development Corp.	2,423	65,009
RealPage, Inc. (a)	17,679	433,666
Rosetta Stone, Inc. (a)	4,094	62,147
Sapiens International Corp. NV	6,436	41,512
SeaChange International, Inc. (a)	13,062	185,350
Silver Spring Networks, Inc.	2,274	49,664
SS&C Technologies Holdings, Inc. (a)	22,430	881,499
Synchronoss Technologies, Inc. (a)	11,391	394,356
Take-Two Interactive Software, Inc. (a)	30,773	551,144
Tangoe, Inc. (a)	11,830	225,953
TeleCommunication Systems, Inc. Class A (a)	16,207	36,952
TeleNav, Inc. (a)	6,450	46,763
TiVo, Inc. (a)	48,479	644,286
Tyler Technologies, Inc. (a)	12,100	1,170,191
Ultimate Software Group, Inc. (a)	10,683	1,650,310
Vasco Data Security International, Inc. (a)	11,305	84,901
Verint Systems, Inc. (a)	20,721	756,731
VirnetX Holding Corp. (a)(d)	16,574	360,319
Vringo, Inc. (a)(d)	23,327	65,782
		25,505,593
TOTAL INFORMATION TECHNOLOGY		107,824,846
MATERIALS - 4.8%
Chemicals - 2.3%
A. Schulman, Inc.	11,160	369,619
Advanced Emissions Solutions, Inc. (a)	3,727	140,769
American Pacific Corp. (a)	2,311	105,197
American Vanguard Corp.	10,807	282,063
Arabian American Development Co. (a)	7,001	63,709
Axiall Corp.	27,005	1,050,224
Balchem Corp.	11,503	658,662
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Calgon Carbon Corp. (a)	20,739	$ 413,743
Chase Corp.	2,274	68,811
Chemtura Corp. (a)	38,111	933,720
Ferro Corp. (a)	27,569	353,710
Flotek Industries, Inc. (a)	18,483	395,167
FutureFuel Corp.	8,097	140,969
GSE Holding, Inc. (a)	2,300	6,486
H.B. Fuller Co.	19,524	934,614
Hawkins, Inc.	4,055	146,021
Innophos Holdings, Inc.	8,412	421,609
Innospec, Inc.	9,108	419,514
Intrepid Potash, Inc. (d)	21,496	319,216
KMG Chemicals, Inc.	2,990	59,740
Koppers Holdings, Inc.	8,172	363,736
Kraton Performance Polymers, Inc. (a)	12,807	272,405
Landec Corp. (a)	9,386	109,910
LSB Industries, Inc. (a)	7,520	276,134
Marrone Bio Innovations, Inc.	1,941	33,735
Minerals Technologies, Inc.	13,398	758,729
Olin Corp.	30,776	692,768
OM Group, Inc. (a)	12,302	418,268
OMNOVA Solutions, Inc. (a)	17,512	152,354
Penford Corp. (a)	3,614	49,150
PolyOne Corp.	38,579	1,168,944
Quaker Chemical Corp.	5,008	380,157
Sensient Technologies Corp.	19,295	1,005,848
Stepan Co.	7,189	423,216
Taminco Corp.	5,835	116,525
Tredegar Corp.	9,512	277,941
Zep, Inc.	8,854	176,106
Zoltek Companies, Inc. (a)	10,275	171,593
		14,131,082
Construction Materials - 0.1%
Headwaters, Inc. (a)	28,949	252,725
Texas Industries, Inc. (a)	8,423	452,315
U.S. Concrete, Inc. (a)	5,854	127,910
United States Lime & Minerals, Inc. (a)	682	37,892
		870,842
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	1,691	100,479
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Berry Plastics Group, Inc.	21,207	$ 425,837
Graphic Packaging Holding Co. (a)	80,519	676,360
Myers Industries, Inc.	11,234	200,190
UFP Technologies, Inc. (a)	1,973	45,478
		1,448,344
Metals & Mining - 1.4%
A.M. Castle & Co. (a)	6,430	92,013
AK Steel Holding Corp. (a)(d)	51,134	224,990
Allied Nevada Gold Corp. (a)(d)	39,564	161,421
Amcol International Corp.	10,742	344,603
Century Aluminum Co. (a)	20,371	176,820
Coeur d'Alene Mines Corp. (a)	39,766	485,543
Commercial Metals Co.	45,164	829,211
General Moly, Inc. (a)	19,142	31,393
Globe Specialty Metals, Inc.	24,319	426,555
Gold Resource Corp.	12,170	63,162
Handy & Harman Ltd. (a)	1,886	43,548
Haynes International, Inc.	4,737	255,324
Hecla Mining Co. (d)	126,103	393,441
Horsehead Holding Corp. (a)	17,541	254,520
Kaiser Aluminum Corp.	7,269	490,294
Materion Corp.	8,413	250,792
Midway Gold Corp. (a)(d)	36,450	34,263
Molycorp, Inc. (a)(d)	58,282	295,490
Noranda Aluminium Holding Corp.	11,540	31,389
Olympic Steel, Inc.	3,237	88,597
Paramount Gold & Silver Corp. (a)(d)	49,726	60,168
RTI International Metals, Inc. (a)	12,866	436,157
Schnitzer Steel Industries, Inc. Class A	9,875	286,770
Stillwater Mining Co. (a)	46,785	510,424
SunCoke Energy, Inc. (a)	26,406	528,120
U.S. Silica Holdings, Inc. (d)	8,201	285,559
Universal Stainless & Alloy Products, Inc. (a)	2,597	83,935
Walter Energy, Inc.	24,346	386,858
Worthington Industries, Inc.	20,389	826,570
		8,377,930
Paper & Forest Products - 0.8%
Boise Cascade Co.	4,997	127,973
Clearwater Paper Corp. (a)	8,347	435,880
Deltic Timber Corp.	4,610	294,487
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Kapstone Paper & Packaging Corp.	15,863	$ 824,241
Louisiana-Pacific Corp. (a)	53,322	907,007
Neenah Paper, Inc.	5,916	243,384
P.H. Glatfelter Co.	17,055	446,841
Resolute Forest Products (a)	27,450	438,926
Schweitzer-Mauduit International, Inc.	12,076	747,263
Wausau-Mosinee Paper Corp.	20,240	236,808
		4,702,810
TOTAL MATERIALS		29,531,008
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	28,137	322,450
Atlantic Tele-Network, Inc.	3,352	185,768
Cbeyond, Inc. (a)	9,525	61,341
Cincinnati Bell, Inc. (a)	83,738	239,491
Cogent Communications Group, Inc.	18,187	638,909
Consolidated Communications Holdings, Inc.	17,002	316,747
FairPoint Communications, Inc. (a)(d)	7,465	69,723
General Communications, Inc. Class A (a)	11,192	106,436
Hawaiian Telcom Holdco, Inc. (a)	3,677	97,735
HickoryTech Corp.	4,652	62,244
IDT Corp. Class B	6,498	142,241
inContact, Inc. (a)	19,756	149,948
Inteliquent, Inc.	12,117	155,703
Iridium Communications, Inc. (a)	23,360	140,861
Lumos Networks Corp.	5,801	127,680
ORBCOMM, Inc. (a)	12,958	78,137
Premiere Global Services, Inc. (a)	17,643	158,963
PTGi Holding, Inc.	4,002	14,087
Straight Path Communications, Inc. Class B (a)	3,271	17,860
Towerstream Corp. (a)	24,155	57,972
VocalTec Communications Ltd. (a)	6,671	75,249
Vonage Holdings Corp. (a)	61,727	230,242
		3,449,787
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	6,277	42,558
Leap Wireless International, Inc. (a)	20,756	334,172
NII Holdings, Inc. (a)(d)	65,136	224,068
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NTELOS Holdings Corp.	6,381	$ 121,494
Shenandoah Telecommunications Co.	9,614	266,596
U.S.A. Mobility, Inc.	8,151	121,613
		1,110,501
TOTAL TELECOMMUNICATION SERVICES		4,560,288
UTILITIES - 3.1%
Electric Utilities - 1.4%
Allete, Inc.	15,174	766,742
Cleco Corp.	23,147	1,072,632
El Paso Electric Co.	15,614	549,144
Empire District Electric Co.	17,670	397,398
IDACORP, Inc.	19,007	980,761
MGE Energy, Inc.	9,561	538,380
NRG Yield, Inc. Class A	8,718	308,792
Otter Tail Corp.	14,828	442,319
PNM Resources, Inc.	29,929	715,902
Portland General Electric Co.	29,109	835,428
UIL Holdings Corp.	21,864	842,201
Unitil Corp.	5,017	151,614
UNS Energy Corp.	16,215	802,318
		8,403,631
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	4,274	232,548
Delta Natural Gas Co., Inc.	2,508	55,979
Laclede Group, Inc.	12,535	590,022
New Jersey Resources Corp.	16,127	742,326
Northwest Natural Gas Co.	10,182	442,204
Piedmont Natural Gas Co., Inc. (d)	28,834	984,393
South Jersey Industries, Inc.	12,320	733,656
Southwest Gas Corp.	17,715	961,216
WGL Holdings, Inc.	19,778	890,208
		5,632,552
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	46,427	209,281
Black Hills Corp.	17,342	879,586
Dynegy, Inc. (a)(d)	38,772	753,340
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Genie Energy Ltd. Class B (a)	5,439	$ 56,185
Ormat Technologies, Inc.	7,054	183,898
		2,082,290
Multi-Utilities - 0.2%
Avista Corp.	22,599	628,026
NorthWestern Energy Corp.	14,517	665,459
		1,293,485
Water Utilities - 0.3%
American States Water Co.	15,097	429,963
Artesian Resources Corp. Class A	2,695	61,716
California Water Service Group	19,276	420,217
Connecticut Water Service, Inc.	3,857	123,617
Consolidated Water Co., Inc.	5,322	80,043
Middlesex Water Co.	5,902	122,348
Pure Cycle Corp. (a)	6,083	40,634
SJW Corp.	5,694	160,742
York Water Co.	4,628	95,846
		1,535,126
TOTAL UTILITIES		18,947,084
TOTAL COMMON STOCKS (Cost $535,321,782)		609,761,073
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 7/24/14 (e) (Cost $699,716)	$ 700,000	699,771
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	7,900,705	$ 7,900,705
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	47,384,040	47,384,040
TOTAL MONEY MARKET FUNDS (Cost $55,284,745)		55,284,745
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $591,306,243)		665,745,589
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(51,939,114)
NET ASSETS - 100%		$ 613,806,475
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	$ 3,622,740	$ 147,752

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $426,851.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,597
Fidelity Securities Lending Cash Central Fund	363,088
Total	$ 367,685
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 83,793,637	$ 83,793,637	$ -	$ -
Consumer Staples	24,276,009	24,276,009	-	-
Energy	36,321,408	36,320,923	-	485
Financials	138,637,660	138,637,660	-	-
Health Care	76,860,289	76,860,289	-	-
Industrials	89,008,844	89,008,844	-	-
Information Technology	107,824,846	107,824,846	-	-
Materials	29,531,008	29,531,008	-	-
Telecommunication Services	4,560,288	4,560,288	-	-
Utilities	18,947,084	18,947,084	-	-
U.S. Government and Government Agency Obligations	699,771	-	699,771	-
Money Market Funds	55,284,745	55,284,745	-	-
Total Investments in Securities:	$ 665,745,589	$ 665,045,333	$ 699,771	$ 485
Derivative Instruments:
Assets
Futures Contracts	$ 147,752	$ 147,752	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 147,752	$ -
Total Value of Derivatives	$ 147,752	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,487,172) - See accompanying schedule: Unaffiliated issuers (cost $536,021,498)	$ 610,460,844
Fidelity Central Funds (cost $55,284,745)	55,284,745
Total Investments (cost $591,306,243)		$ 665,745,589
Receivable for investments sold		1,419,160
Receivable for fund shares sold		2,078,553
Dividends receivable		215,082
Distributions receivable from Fidelity Central Funds		79,429
Receivable from investment adviser for expense reductions		61,753
Other receivables		362
Total assets		669,599,928

Liabilities
Payable for investments purchased	$ 7,882,679
Payable for fund shares redeemed	342,863
Accrued management fee	72,427
Payable for daily variation margin for derivative instruments	78,985
Other affiliated payables	32,459
Collateral on securities loaned, at value	47,384,040
Total liabilities		55,793,453

Net Assets		$ 613,806,475
Net Assets consist of:
Paid in capital		$ 531,595,938
Undistributed net investment income		2,732,474
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,890,979
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,587,084
Net Assets		$ 613,806,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($16,833,154 ÷ 1,065,685 shares)	$ 15.80

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($440,866,735 ÷ 27,871,016 shares)	$ 15.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($152,509,285 ÷ 9,639,237 shares)	$ 15.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,597,301 ÷ 227,357 shares)	$ 15.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,560,805
Interest		260
Income from Fidelity Central Funds (including $363,088 from security lending)		367,685
Total income		2,928,750

Expenses
Management fee	$ 308,423
Transfer agent fees	144,030
Independent trustees' compensation	669
Miscellaneous	307
Total expenses before reductions	453,429
Expense reductions	(269,866)	183,563
Net investment income (loss)		2,745,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,571,467
Foreign currency transactions	(4)
Futures contracts	569,261
Total net realized gain (loss)		5,140,724
Change in net unrealized appreciation (depreciation) on: Investment securities	51,843,319
Assets and liabilities in foreign currencies	(28)
Futures contracts	86,874
Total change in net unrealized appreciation (depreciation)		51,930,165
Net gain (loss)		57,070,889
Net increase (decrease) in net assets resulting from operations		$ 59,816,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,745,187	$ 1,787,862
Net realized gain (loss)	5,140,724	1,165,380
Change in net unrealized appreciation (depreciation)	51,930,165	20,097,144
Net increase (decrease) in net assets resulting from operations	59,816,076	23,050,386
Distributions to shareholders from net investment income	(713,855)	(1,161,877)
Distributions to shareholders from net realized gain	(1,054,930)	(472,451)
Total distributions	(1,768,785)	(1,634,328)
Share transactions - net increase (decrease)	319,789,557	177,215,771
Redemption fees	137,880	85,469
Total increase (decrease) in net assets	377,974,728	198,717,298

Net Assets
Beginning of period	235,831,747	37,114,449
End of period (including undistributed net investment income of $2,732,474 and undistributed net investment income of $701,142, respectively)	$ 613,806,475	$ 235,831,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.09
Net realized and unrealized gain (loss)	2.20	1.85	1.73
Total from investment operations	2.29	2.03	1.82
Distributions from net investment income	(.03)	(.14)	(.04)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.08)	(.23) J	(.04)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.80	$ 13.59	$ 11.78
Total Return B, C	16.91%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A	.36%	.36% A
Expenses net of fee waivers, if any	.23% A	.29%	.31% A
Expenses net of all reductions	.23% A	.29%	.31% A
Net investment income (loss)	1.19% A	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,833	$ 8,079	$ 12,116
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.21	.10
Net realized and unrealized gain (loss)	2.20	1.84	1.73
Total from investment operations	2.30	2.05	1.83
Distributions from net investment income	(.04)	(.15)	(.04)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.09)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.82	$ 13.61	$ 11.79
Total Return B, C	16.96%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23%	.23% A
Expenses net of fee waivers, if any	.09% A	.12%	.17% A
Expenses net of all reductions	.09% A	.12%	.17% A
Net investment income (loss)	1.33% A	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,867	$ 197,995	$ 23,851
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.22	.10
Net realized and unrealized gain (loss)	2.20	1.82	1.74
Total from investment operations	2.30	2.04	1.84
Distributions from net investment income	(.04)	(.15)	(.04)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.09)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.82	$ 13.61	$ 11.80
Total Return B, C	16.97%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.10%	.13% A
Expenses net of all reductions	.07% A	.10%	.13% A
Net investment income (loss)	1.35% A	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,509	$ 27,675	$ 574
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.23	.10
Net realized and unrealized gain (loss)	2.20	1.81	1.75
Total from investment operations	2.30	2.04	1.85
Distributions from net investment income	(.04)	(.16)	(.05)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.09)	(.24)	(.05)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.82	$ 13.61	$ 11.80
Total Return B, C	16.98%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15% A	.15%	.15% A
Expenses net of fee waivers, if any	.05% A	.06%	.11% A
Expenses net of all reductions	.05% A	.06%	.11% A
Net investment income (loss)	1.37% A	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,597	$ 2,082	$ 574
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 371,502,859	$ 70,087,088	$ (7,212,441)	$ 62,874,647
Spartan Small Cap Index Fund	591,491,250	94,228,867	(19,974,528)	74,254,339

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ 312,728	$ 57,098
Totals (a)	$ 312,728	$ 57,098
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 569,261	$ 86,874
Totals (a)	$ 569,261	$ 86,874

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	158,053,604	23,658,053
Spartan Small Cap Index Fund	353,393,975	33,732,335

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

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6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 6,660
Fidelity Advantage Class	116,418
Institutional Class	4,725
$ 127,803
Spartan Small Cap Index Fund
Investor Class	$ 12,741
Fidelity Advantage Class	122,257
Institutional Class	9,032
$ 144,030

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 279
Spartan Small Cap Index Fund	307

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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9. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 3,528
Fidelity Advantage Class	.08%	175,166
Institutional Class	.06%	18,981
Fidelity Advantage Institutional Class	.04%	1,191
Spartan Small Cap Index Fund
Investor Class	.23%	7,916
Fidelity Advantage Class	.09%	214,418
Institutional Class	.07%	45,286
Fidelity Advantage Institutional Class	.05%	1,570

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Mid Cap Index Fund	$ 483
Spartan Small Cap Index Fund	658

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 3
Spartan Small Cap Index Fund	18

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 15,864	$ 181,075
Fidelity Advantage Class	588,344	632,380
Institutional Class	109,945	434,898
Fidelity Advantage Institutional Class	8,249	1,556
Total	$ 722,402	$ 1,249,909

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund - continued
From net realized gain
Investor Class	$ 13,220	$ 48,809
Fidelity Advantage Class	354,958	153,239
Institutional Class	63,829	106,819
Fidelity Advantage Institutional Class	4,614	411
Total	$ 436,621	$ 309,278
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 17,462	$ 277,125
Fidelity Advantage Class	601,019	634,304
Institutional Class	86,994	249,021
Fidelity Advantage Institutional Class	8,380	1,427
Total	$ 713,855	$ 1,161,877
From net realized gain
Investor Class	$ 34,925	$ 131,295
Fidelity Advantage Class	885,103	272,422
Institutional Class	123,429	67,976
Fidelity Advantage Institutional Class	11,473	758
Total	$ 1,054,930	$ 472,451

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund
Investor Class
Shares sold	942,695	1,525,867	$ 13,341,340	$ 18,496,025
Reinvestment of distributions	2,031	19,079	28,334	221,467
Shares redeemed	(872,496)	(1,835,715)	(12,298,152)	(22,959,696)
Net increase (decrease)	72,230	(290,769)	$ 1,071,522	$ (4,242,204)
Fidelity Advantage Class
Shares sold	12,023,155	14,053,402	$ 172,539,253	$ 177,019,830
Reinvestment of distributions	66,607	65,424	929,830	762,511
Shares redeemed	(2,981,548)	(1,205,869)	(42,959,028)	(14,930,620)
Net increase (decrease)	9,108,214	12,912,957	$ 130,510,055	$ 162,851,721

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund - continued
Institutional Class
Shares sold	433,425	1,830,971	$ 6,254,263	$ 21,586,198
Reinvestment of distributions	12,448	46,616	173,774	541,717
Shares redeemed	(231,910)	(389,894)	(3,356,178)	(4,722,707)
Net increase (decrease)	213,963	1,487,693	$ 3,071,859	$ 17,405,208
Fidelity Advantage Institutional Class
Shares sold	178,214	63,424	$ 2,481,981	$ 838,572
Reinvestment of distributions	921	170	12,863	1,967
Shares redeemed	(11,778)	(92)	(172,246)	(1,227)
Net increase (decrease)	167,357	63,502	$ 2,322,598	$ 839,312
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,366,102	2,346,240	$ 20,437,146	$ 28,485,122
Reinvestment of distributions	3,191	33,919	44,988	393,310
Shares redeemed	(898,228)	(2,813,647)	(13,421,140)	(35,532,992)
Net increase (decrease)	471,065	(433,488)	$ 7,060,994	$ (6,654,560)
Fidelity Advantage Class
Shares sold	15,491,057	14,023,492	$ 230,549,758	$ 177,473,307
Reinvestment of distributions	102,402	74,690	1,445,920	868,118
Shares redeemed	(2,274,962)	(1,567,890)	(33,694,269)	(19,233,828)
Net increase (decrease)	13,318,497	12,530,292	$ 198,301,409	$ 159,107,597
Institutional Class
Shares sold	7,951,295	2,259,186	$ 118,606,957	$ 26,761,565
Reinvestment of distributions	14,902	26,937	210,423	316,997
Shares redeemed	(360,630)	(301,107)	(5,443,914)	(3,776,948)
Net increase (decrease)	7,605,567	1,985,016	$ 113,373,466	$ 23,301,614
Fidelity Advantage Institutional Class
Shares sold	86,006	144,033	$ 1,228,025	$ 1,921,456
Reinvestment of distributions	1,406	190	19,853	2,185
Shares redeemed	(13,068)	(39,867)	(194,190)	(462,521)
Net increase (decrease)	74,344	104,356	$ 1,053,688	$ 1,461,120

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Notes to Financial Statements (Unaudited) - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Spartan Mid Cap Index Fund

Semiannual Report

Spartan Small Cap Index Fund

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Semiannual Report

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Mid Cap Index Fund ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked equal to its competitive median for 2012.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08%, 0.04%, 0.06%, and 0.22% through June 30, 2014.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Small Cap Index Fund ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.05%, 0.07%, and 0.23% through June 30, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of Investor Class of Spartan Small Cap Index Fund ranked above its competitive median for 2012. The Board also considered that, effective January 1, 2013, FMR voluntarily agreed to reimburse Investor Class to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.23%. The Board considered that, if the 0.23% voluntary expense reimbursement had been in effect for 2012, the class's total expense ratio would have ranked below the median.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Small Cap Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-I-SCX-I-USAN-1213
1.929322.102

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,124.30	$ 1.18
Hypothetical A		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,124.90	$ .43
Hypothetical A		$ 1,000.00	$ 1,024.80	$ .41
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,125.70	$ .32
Hypothetical A		$ 1,000.00	$ 1,024.90	$ .31
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,125.80	$ .21
Hypothetical A		$ 1,000.00	$ 1,025.00	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,169.10	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,024.05	$ 1.17
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,169.60	$ .49
Hypothetical A		$ 1,000.00	$ 1,024.75	$ .46
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,169.70	$ .38
Hypothetical A		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,169.80	$ .27
Hypothetical A		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Pioneer Natural Resources Co.	0.5	0.3
Noble Energy, Inc.	0.5	0.4
Actavis PLC	0.5	0.3
Crown Castle International Corp.	0.4	0.5
Aon PLC	0.4	0.4
Alexion Pharmaceuticals, Inc.	0.4	0.4
Whole Foods Market, Inc.	0.4	0.3
Delta Air Lines, Inc.	0.4	0.3
Kroger Co.	0.4	0.4
Sempra Energy	0.4	0.4
	4.3
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	20.5
Consumer Discretionary	17.2	16.6
Information Technology	13.1	12.6
Industrials	12.9	12.7
Health Care	10.6	9.8
Energy	6.7	7.3
Utilities	6.1	6.1
Consumer Staples	5.7	6.3
Materials	5.5	5.8
Telecommunication Services	1.1	1.6

Semiannual Report

Spartan Mid Cap Index Fund

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 1.0%
Allison Transmission Holdings, Inc.	2,581	$ 62,847
BorgWarner, Inc.	8,674	894,550
Delphi Automotive PLC	23,453	1,341,512
Gentex Corp.	10,872	320,072
Lear Corp.	6,045	467,823
The Goodyear Tire & Rubber Co.	18,249	382,864
TRW Automotive Holdings Corp. (a)	8,078	606,739
Visteon Corp. (a)	3,721	286,852
		4,363,259
Automobiles - 0.6%
Harley-Davidson, Inc.	16,821	1,077,217
Tesla Motors, Inc. (a)	6,273	1,003,304
Thor Industries, Inc.	3,304	191,665
		2,272,186
Distributors - 0.4%
Genuine Parts Co.	11,629	916,714
LKQ Corp. (a)	22,404	740,004
		1,656,718
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	7,249	193,476
DeVry, Inc.	4,844	173,900
H&R Block, Inc.	20,418	580,688
Service Corp. International	15,995	288,070
Weight Watchers International, Inc. (d)	1,967	63,160
		1,299,294
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	2,852	208,595
Brinker International, Inc.	5,082	225,742
Burger King Worldwide, Inc.	7,391	156,541
Chipotle Mexican Grill, Inc. (a)(d)	2,319	1,222,043
Choice Hotels International, Inc.	2,007	93,506
Darden Restaurants, Inc.	9,752	502,521
Domino's Pizza, Inc.	4,263	285,877
Dunkin' Brands Group, Inc.	7,992	381,059
Hyatt Hotels Corp. Class A (a)	3,426	163,078
International Game Technology	19,704	370,435
Marriott International, Inc. Class A	17,481	788,043
MGM Mirage, Inc. (a)	27,890	531,026
Norwegian Cruise Line Holdings Ltd.	1,978	63,336
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	2,110	$ 333,211
Penn National Gaming, Inc. (a)	5,114	299,220
Royal Caribbean Cruises Ltd.	12,279	516,209
SeaWorld Entertainment, Inc.	2,187	65,676
Six Flags Entertainment Corp.	5,014	188,577
Starwood Hotels & Resorts Worldwide, Inc.	14,590	1,074,116
Wendy's Co.	21,022	182,681
Wyndham Worldwide Corp.	10,193	676,815
Wynn Resorts Ltd.	6,044	1,004,815
		9,333,122
Household Durables - 1.5%
D.R. Horton, Inc.	20,951	397,021
Garmin Ltd. (d)	9,113	426,033
Harman International Industries, Inc.	5,055	409,556
Jarden Corp. (a)	9,541	528,190
Leggett & Platt, Inc.	10,788	320,835
Lennar Corp. Class A	12,279	436,518
Mohawk Industries, Inc. (a)	4,568	604,895
Newell Rubbermaid, Inc.	21,651	641,519
NVR, Inc. (a)	358	328,401
PulteGroup, Inc.	29,117	513,915
Taylor Morrison Home Corp.	2,558	56,890
Tempur Sealy International, Inc. (a)	4,464	171,194
Toll Brothers, Inc. (a)	12,579	413,598
Tupperware Brands Corp.	3,967	355,642
Whirlpool Corp.	5,939	867,153
		6,471,360
Internet & Catalog Retail - 1.0%
Expedia, Inc.	7,919	466,271
Groupon, Inc. Class A (a)	31,276	285,550
HomeAway, Inc. (a)	4,256	126,190
Liberty Media Corp.:
Interactive Series A (a)	39,791	1,072,765
Series A (a)	2,723	292,369
Netflix, Inc. (a)	3,770	1,215,750
TripAdvisor, Inc. (a)	8,413	695,839
		4,154,734
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	8,538	440,988
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	25,950	$ 1,151,402
Polaris Industries, Inc.	4,864	636,941
		2,229,331
Media - 2.4%
AMC Networks, Inc. Class A (a)	4,554	319,190
Cablevision Systems Corp. - NY Group Class A	14,390	223,765
Charter Communications, Inc. Class A (a)	4,969	667,039
Cinemark Holdings, Inc.	8,722	286,169
Clear Channel Outdoor Holding, Inc. Class A	2,758	23,443
Discovery Communications, Inc. Class A (a)	18,362	1,632,749
DISH Network Corp. Class A	15,651	754,378
DreamWorks Animation SKG, Inc. Class A (a)	5,492	188,046
Gannett Co., Inc.	17,202	475,979
Interpublic Group of Companies, Inc.	32,169	540,439
John Wiley & Sons, Inc. Class A	3,409	171,439
Lamar Advertising Co. Class A (a)	5,974	273,072
Liberty Media Corp. Class A (a)	7,573	1,157,987
Lions Gate Entertainment Corp. (a)	6,168	213,289
Morningstar, Inc.	1,547	124,209
Omnicom Group, Inc.	19,400	1,321,334
Regal Entertainment Group Class A	6,202	117,900
Scripps Networks Interactive, Inc. Class A	8,230	662,515
Starz - Liberty Capital Series A (a)	8,621	259,923
The Madison Square Garden Co. Class A (a)	4,523	273,732
Washington Post Co. Class B	328	211,009
		9,897,606
Multiline Retail - 1.5%
Big Lots, Inc. (a)	4,322	157,148
Dillard's, Inc. Class A	2,010	164,780
Dollar General Corp. (a)	24,549	1,418,441
Dollar Tree, Inc. (a)	16,791	980,594
Family Dollar Stores, Inc.	7,235	498,347
J.C. Penney Co., Inc. (a)(d)	17,615	132,113
Kohl's Corp.	16,664	946,515
Macy's, Inc.	28,798	1,327,876
Nordstrom, Inc.	10,890	658,518
Sears Holdings Corp. (a)(d)	3,302	191,780
		6,476,112
Specialty Retail - 4.1%
Aarons, Inc. Class A	5,658	160,517
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Abercrombie & Fitch Co. Class A	5,782	$ 216,709
Advance Auto Parts, Inc.	5,486	544,101
American Eagle Outfitters, Inc.	14,750	228,478
Ascena Retail Group, Inc. (a)	9,564	189,272
AutoNation, Inc. (a)	3,849	185,637
AutoZone, Inc. (a)	2,663	1,157,579
Bed Bath & Beyond, Inc. (a)	16,400	1,268,048
Best Buy Co., Inc.	20,487	876,844
Cabela's, Inc. Class A (a)(d)	3,513	208,391
CarMax, Inc. (a)	16,851	791,828
Chico's FAS, Inc.	11,956	205,045
CST Brands, Inc.	4,553	146,789
Dick's Sporting Goods, Inc.	7,416	394,605
DSW, Inc. Class A	2,643	231,712
Foot Locker, Inc.	11,275	391,243
GameStop Corp. Class A	8,933	489,707
Gap, Inc.	20,951	774,977
GNC Holdings, Inc.	7,323	430,739
Guess?, Inc.	4,507	140,844
L Brands, Inc.	18,008	1,127,481
Murphy U.S.A., Inc.	3,557	144,343
O'Reilly Automotive, Inc. (a)	8,282	1,025,394
PetSmart, Inc.	7,752	564,036
Ross Stores, Inc.	16,486	1,275,192
Sally Beauty Holdings, Inc. (a)	12,801	336,922
Signet Jewelers Ltd.	6,065	452,813
Staples, Inc.	49,809	802,921
Tiffany & Co., Inc.	8,382	663,603
Tractor Supply Co.	10,471	747,106
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,777	615,516
Urban Outfitters, Inc. (a)	8,120	307,586
Williams-Sonoma, Inc.	7,394	387,741
		17,483,719
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	4,412	305,090
Coach, Inc.	21,077	1,068,182
Deckers Outdoor Corp. (a)	2,647	182,193
Fossil Group, Inc. (a)	3,864	490,496
Hanesbrands, Inc.	7,414	505,042
Michael Kors Holdings Ltd. (a)	15,110	1,162,715
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	6,080	$ 757,386
Ralph Lauren Corp.	4,498	745,049
Under Armour, Inc. Class A (sub. vtg.) (a)	6,315	512,462
VF Corp.	6,563	1,411,045
		7,139,660
TOTAL CONSUMER DISCRETIONARY		72,777,101
CONSUMER STAPLES - 5.7%
Beverages - 1.2%
Beam, Inc.	12,067	812,109
Brown-Forman Corp. Class B (non-vtg.)	11,349	828,250
Coca-Cola Enterprises, Inc.	20,548	857,468
Constellation Brands, Inc. Class A (sub. vtg.) (a)	11,530	752,909
Dr. Pepper Snapple Group, Inc.	15,315	725,165
Molson Coors Brewing Co. Class B	10,482	566,028
Monster Beverage Corp. (a)	10,067	576,134
		5,118,063
Food & Staples Retailing - 1.0%
Fresh Market, Inc. (a)	3,072	156,396
Kroger Co.	39,008	1,671,103
Safeway, Inc.	18,082	631,062
Sprouts Farmers Market LLC	1,480	68,169
Whole Foods Market, Inc.	27,826	1,756,655
		4,283,385
Food Products - 2.3%
Bunge Ltd.	11,037	906,469
Campbell Soup Co.	13,148	559,710
ConAgra Foods, Inc.	31,268	994,635
Dean Foods Co. (a)	6,966	135,837
Flowers Foods, Inc.	12,956	328,305
Green Mountain Coffee Roasters, Inc. (a)(d)	11,193	703,032
Hillshire Brands Co.	9,356	307,157
Hormel Foods Corp.	10,120	439,815
Ingredion, Inc.	5,812	382,197
McCormick & Co., Inc. (non-vtg.)	9,888	683,755
Mead Johnson Nutrition Co. Class A	15,187	1,240,170
Pinnacle Foods, Inc.	2,468	66,858
The Hershey Co.	11,229	1,114,366
The J.M. Smucker Co.	8,041	894,240
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	21,002	$ 581,125
WhiteWave Foods Co.	10,388	207,864
		9,545,535
Household Products - 0.5%
Church & Dwight Co., Inc.	10,366	675,345
Clorox Co.	9,883	891,348
Energizer Holdings, Inc.	4,669	458,076
		2,024,769
Personal Products - 0.4%
Avon Products, Inc.	32,474	568,295
Coty, Inc. Class A	4,164	64,042
Herbalife Ltd. (d)	6,431	416,857
Nu Skin Enterprises, Inc. Class A	4,418	516,597
		1,565,791
Tobacco - 0.3%
Lorillard, Inc.	28,352	1,446,236
TOTAL CONSUMER STAPLES		23,983,779
ENERGY - 6.7%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)	4,316	229,309
Cameron International Corp. (a)	18,605	1,020,670
Diamond Offshore Drilling, Inc.	5,202	322,160
Dresser-Rand Group, Inc. (a)	5,720	347,604
Dril-Quip, Inc. (a)	3,018	354,374
FMC Technologies, Inc. (a)	17,783	898,931
Frank's International NV	2,528	77,332
Helmerich & Payne, Inc.	7,154	554,793
McDermott International, Inc. (a)	17,449	123,364
Nabors Industries Ltd.	22,109	386,465
Oceaneering International, Inc.	8,109	696,401
Oil States International, Inc. (a)	4,164	452,335
Patterson-UTI Energy, Inc.	10,890	264,191
Rowan Companies PLC (a)	9,374	338,214
RPC, Inc.	4,679	85,813
Seadrill Ltd.	26,509	1,235,850
Superior Energy Services, Inc. (a)	12,047	323,221
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	3,712	$ 223,537
Unit Corp. (a)	3,604	185,282
		8,119,846
Oil, Gas & Consumable Fuels - 4.8%
Cabot Oil & Gas Corp.	31,616	1,116,677
Cheniere Energy, Inc. (a)	18,098	720,300
Chesapeake Energy Corp.	43,463	1,215,225
Cimarex Energy Co.	6,481	682,773
Cobalt International Energy, Inc. (a)	20,707	480,609
Concho Resources, Inc. (a)	7,856	868,952
CONSOL Energy, Inc.	17,150	625,975
Continental Resources, Inc. (a)	3,206	365,163
CVR Energy, Inc.	1,256	49,888
Denbury Resources, Inc. (a)	28,074	533,125
Energen Corp.	5,442	426,217
EQT Corp.	11,283	965,938
Golar LNG Ltd. (NASDAQ)	3,249	120,635
Gulfport Energy Corp. (a)	5,816	341,341
HollyFrontier Corp.	15,232	701,586
Kosmos Energy Ltd. (a)	7,287	77,679
Laredo Petroleum Holdings, Inc. (a)	3,304	104,968
Murphy Oil Corp.	14,324	864,024
Newfield Exploration Co. (a)	10,061	306,357
Noble Energy, Inc.	26,894	2,015,167
Oasis Petroleum, Inc. (a)(d)	7,063	376,105
PBF Energy, Inc. Class A (d)	1,934	50,922
Peabody Energy Corp.	20,028	390,145
Pioneer Natural Resources Co.	10,246	2,098,173
QEP Resources, Inc.	13,448	444,591
Range Resources Corp.	12,236	926,388
SandRidge Energy, Inc. (a)(d)	36,669	232,481
SM Energy Co.	4,968	440,214
Southwestern Energy Co. (a)	26,373	981,603
Teekay Corp.	2,874	124,818
Tesoro Corp.	10,265	501,856
Ultra Petroleum Corp. (a)(d)	11,267	206,862
Whiting Petroleum Corp. (a)	8,835	590,973
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	5,435	$ 207,345
WPX Energy, Inc. (a)	15,165	335,753
		20,490,828
TOTAL ENERGY		28,610,674
FINANCIALS - 19.6%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	3,953	780,480
American Capital Ltd. (a)	22,824	319,764
Ameriprise Financial, Inc.	15,106	1,518,757
Ares Capital Corp.	20,145	349,919
Artisan Partners Asset Management, Inc.	1,005	60,169
E*TRADE Financial Corp. (a)	21,385	361,620
Eaton Vance Corp. (non-vtg.)	9,076	379,468
Federated Investors, Inc. Class B (non-vtg.) (d)	6,878	186,531
Invesco Ltd.	33,358	1,125,833
Lazard Ltd. Class A	9,616	371,658
Legg Mason, Inc. (d)	8,236	316,839
LPL Financial	4,212	171,597
Northern Trust Corp.	17,961	1,013,360
Raymond James Financial, Inc.	9,085	414,730
SEI Investments Co.	10,800	358,452
T. Rowe Price Group, Inc.	19,448	1,505,470
TD Ameritrade Holding Corp.	17,498	476,995
Waddell & Reed Financial, Inc. Class A	6,410	395,818
		10,107,460
Commercial Banks - 3.0%
Associated Banc-Corp.	12,854	209,006
Bank of Hawaii Corp.	3,365	195,103
BankUnited, Inc.	4,730	145,542
BOK Financial Corp.	1,938	118,664
CapitalSource, Inc.	14,593	190,876
CIT Group, Inc.	15,112	727,794
City National Corp.	3,461	249,573
Comerica, Inc.	14,023	607,196
Commerce Bancshares, Inc.	5,806	267,134
Cullen/Frost Bankers, Inc.	3,930	278,205
East West Bancorp, Inc.	10,223	344,413
Fifth Third Bancorp	65,610	1,248,558
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	572	$ 121,110
First Horizon National Corp.	17,995	191,647
First Niagara Financial Group, Inc.	26,730	294,832
First Republic Bank	8,660	442,266
Fulton Financial Corp.	14,879	181,673
Huntington Bancshares, Inc.	63,067	554,990
KeyCorp	69,084	865,623
M&T Bank Corp. (d)	9,688	1,090,191
Popular, Inc. (a)	7,636	192,809
Regions Financial Corp.	106,082	1,021,570
Signature Bank (a)	3,550	361,461
SunTrust Banks, Inc.	40,559	1,364,405
SVB Financial Group (a)	3,423	327,855
Synovus Financial Corp.	74,322	241,547
TCF Financial Corp.	12,053	182,965
Valley National Bancorp (d)	14,943	145,694
Zions Bancorporation	13,729	389,492
		12,552,194
Consumer Finance - 0.2%
SLM Corp.	33,333	845,658
Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	6,552	317,772
ING U.S., Inc.	5,724	177,558
Interactive Brokers Group, Inc.	3,642	75,134
IntercontinentalExchange, Inc. (a)	5,455	1,051,342
Leucadia National Corp.	22,198	629,091
McGraw-Hill Companies, Inc.	20,555	1,432,272
Moody's Corp.	14,583	1,030,435
MSCI, Inc. Class A (a)	9,055	369,172
NYSE Euronext	18,212	801,692
The NASDAQ Stock Market, Inc.	8,422	298,391
		6,182,859
Insurance - 4.4%
Alleghany Corp. (a)	1,265	512,856
Allied World Assurance Co. Holdings Ltd.	2,613	282,962
American Financial Group, Inc.	5,774	324,845
American National Insurance Co.	534	53,971
Aon PLC	23,190	1,834,097
Arch Capital Group Ltd. (a)	9,997	579,426
Arthur J. Gallagher & Co.	9,424	447,169
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	4,858	$ 189,511
Assurant, Inc.	5,785	338,307
Assured Guaranty Ltd.	12,785	262,093
Axis Capital Holdings Ltd.	8,883	421,232
Brown & Brown, Inc.	8,961	286,125
Cincinnati Financial Corp.	12,279	613,950
CNA Financial Corp.	1,926	78,176
Endurance Specialty Holdings Ltd.	3,209	177,426
Erie Indemnity Co. Class A	1,861	133,657
Everest Re Group Ltd.	3,750	576,525
Fidelity National Financial, Inc. Class A	17,223	484,827
Genworth Financial, Inc. Class A (a)	37,039	538,177
Hanover Insurance Group, Inc.	3,305	193,475
Hartford Financial Services Group, Inc.	34,212	1,152,944
HCC Insurance Holdings, Inc.	7,605	347,168
Kemper Corp.	3,575	132,347
Lincoln National Corp.	20,147	914,875
Markel Corp. (a)	1,036	548,738
MBIA, Inc. (a)	10,556	120,022
Mercury General Corp.	1,973	91,863
Old Republic International Corp.	19,271	323,560
PartnerRe Ltd.	4,018	402,644
Principal Financial Group, Inc.	22,013	1,044,737
ProAssurance Corp.	4,586	207,838
Progressive Corp.	45,279	1,175,896
Protective Life Corp.	5,942	273,807
Reinsurance Group of America, Inc.	5,448	387,789
RenaissanceRe Holdings Ltd.	3,323	311,398
StanCorp Financial Group, Inc.	3,256	191,778
Torchmark Corp.	6,954	506,668
Unum Group	20,046	636,260
Validus Holdings Ltd.	7,850	309,918
W.R. Berkley Corp.	8,162	358,393
White Mountains Insurance Group Ltd.	468	273,345
XL Group PLC Class A	21,912	669,850
		18,710,645
Real Estate Investment Trusts - 7.2%
Alexandria Real Estate Equities, Inc.	5,374	353,502
American Campus Communities, Inc.	7,895	272,851
American Capital Agency Corp.	29,734	645,822
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Homes 4 Rent Class A	3,727	$ 57,694
Annaly Capital Management, Inc.	71,045	837,621
Apartment Investment & Management Co. Class A	11,078	309,962
AvalonBay Communities, Inc.	9,696	1,212,485
BioMed Realty Trust, Inc.	14,117	281,211
Boston Properties, Inc.	11,372	1,177,002
Brandywine Realty Trust (SBI)	11,996	170,703
BRE Properties, Inc.	5,856	319,796
Camden Property Trust (SBI)	6,316	405,487
CBL & Associates Properties, Inc.	12,021	238,136
Chimera Investment Corp.	75,816	229,722
CommonWealth REIT	8,809	214,675
Corporate Office Properties Trust (SBI)	6,457	158,842
Corrections Corp. of America	8,680	321,160
DDR Corp.	22,204	376,358
Digital Realty Trust, Inc. (d)	9,633	459,109
Douglas Emmett, Inc.	10,863	270,815
Duke Realty LP	24,074	398,906
Equity Lifestyle Properties, Inc.	6,169	234,360
Essex Property Trust, Inc.	2,877	463,197
Extra Space Storage, Inc.	8,304	381,901
Federal Realty Investment Trust (SBI)	4,910	508,676
General Growth Properties, Inc.	44,538	945,542
Hatteras Financial Corp.	7,417	134,989
HCP, Inc.	34,081	1,414,362
Health Care REIT, Inc.	21,322	1,382,732
Healthcare Trust of America, Inc.	8,716	101,280
Home Properties, Inc.	4,197	253,121
Hospitality Properties Trust (SBI)	10,599	311,399
Host Hotels & Resorts, Inc.	55,812	1,035,313
Kilroy Realty Corp.	6,057	321,990
Kimco Realty Corp.	30,601	657,309
Liberty Property Trust (SBI)	9,722	361,561
Mack-Cali Realty Corp.	6,640	136,518
MFA Financial, Inc.	27,430	203,256
Mid-America Apartment Communities, Inc.	5,548	368,387
National Retail Properties, Inc.	9,009	309,910
Omega Healthcare Investors, Inc. (d)	8,799	292,479
Piedmont Office Realty Trust, Inc. Class A	12,807	236,673
Plum Creek Timber Co., Inc.	12,200	553,880
Post Properties, Inc.	4,042	184,881
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.	37,326	$ 1,491,174
Rayonier, Inc.	9,462	444,903
Realty Income Corp.	14,697	612,130
Regency Centers Corp.	6,897	356,299
Retail Properties America, Inc.	10,090	144,388
Senior Housing Properties Trust (SBI)	13,954	343,827
SL Green Realty Corp.	6,853	648,088
Spirit Realty Capital, Inc.	28,055	293,455
Starwood Property Trust, Inc.	14,496	372,402
Tanger Factory Outlet Centers, Inc.	6,965	242,730
Taubman Centers, Inc.	4,814	316,713
The Macerich Co.	10,299	609,804
Two Harbors Investment Corp.	27,655	258,021
UDR, Inc.	18,936	469,802
Ventas, Inc.	21,976	1,433,714
Vornado Realty Trust	13,999	1,246,751
Weingarten Realty Investors (SBI)	9,222	292,614
Weyerhaeuser Co.	43,667	1,327,477
WP Carey, Inc.	4,362	290,553
		30,700,420
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	21,107	490,316
Forest City Enterprises, Inc. Class A (a)	11,803	239,129
Howard Hughes Corp. (a)	2,972	347,873
Jones Lang LaSalle, Inc.	3,320	316,064
Realogy Holdings Corp.	8,986	369,684
The St. Joe Co. (a)	5,166	96,449
		1,859,515
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	39,799	357,395
Nationstar Mortgage Holdings, Inc. (a)	1,558	79,957
New York Community Bancorp, Inc. (d)	33,142	537,232
Ocwen Financial Corp. (a)	7,848	441,293
People's United Financial, Inc.	23,008	332,005
TFS Financial Corp. (a)	5,639	68,457
Washington Federal, Inc.	7,892	179,780
		1,996,119
TOTAL FINANCIALS		82,954,870
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.6%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	14,648	$ 1,800,972
Alkermes PLC (a)	9,495	334,129
ARIAD Pharmaceuticals, Inc. (a)	13,606	29,933
BioMarin Pharmaceutical, Inc. (a)	10,438	655,715
Cubist Pharmaceuticals, Inc. (a)	4,902	303,924
Incyte Corp. (a)	7,776	303,264
Medivation, Inc. (a)	5,601	335,276
Myriad Genetics, Inc. (a)(d)	5,840	142,379
Pharmacyclics, Inc. (a)	4,386	520,355
Seattle Genetics, Inc. (a)	7,551	291,695
Theravance, Inc. (a)	5,784	211,926
United Therapeutics Corp. (a)	3,525	312,033
Vertex Pharmaceuticals, Inc. (a)	17,476	1,246,738
		6,488,339
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	6,010	202,717
Boston Scientific Corp. (a)	101,200	1,183,028
C.R. Bard, Inc.	6,035	822,088
CareFusion Corp. (a)	16,486	639,162
DENTSPLY International, Inc.	10,783	507,879
Edwards Lifesciences Corp. (a)	8,472	552,290
Hill-Rom Holdings, Inc. (d)	4,421	182,543
Hologic, Inc. (a)	20,281	454,092
IDEXX Laboratories, Inc. (a)	4,027	434,352
ResMed, Inc. (d)	10,687	552,945
Sirona Dental Systems, Inc. (a)	4,137	298,898
St. Jude Medical, Inc.	21,251	1,219,595
Teleflex, Inc.	3,123	287,878
The Cooper Companies, Inc.	3,659	472,779
Varian Medical Systems, Inc. (a)	8,128	589,930
Zimmer Holdings, Inc.	12,620	1,103,871
		9,504,047
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	17,305	1,130,536
Brookdale Senior Living, Inc. (a)	7,408	200,609
Cardinal Health, Inc.	25,630	1,503,456
Catamaran Corp. (a)	15,448	724,803
CIGNA Corp.	21,406	1,647,834
Community Health Systems, Inc.	7,160	312,391
DaVita, Inc. (a)	13,818	776,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Envision Healthcare Holdings, Inc.	3,495	$ 101,530
HCA Holdings, Inc.	20,072	946,194
Health Management Associates, Inc. Class A (a)	19,744	253,118
Health Net, Inc. (a)	5,871	178,478
Henry Schein, Inc. (a)	6,524	733,493
Humana, Inc.	11,817	1,088,937
Laboratory Corp. of America Holdings (a)	6,966	702,869
LifePoint Hospitals, Inc. (a)	3,573	184,510
MEDNAX, Inc. (a)	3,760	409,915
Omnicare, Inc.	7,902	435,795
Patterson Companies, Inc.	6,617	281,289
Quest Diagnostics, Inc.	11,856	710,293
Tenet Healthcare Corp. (a)	7,764	366,383
Universal Health Services, Inc. Class B	6,836	550,708
VCA Antech, Inc. (a)	6,544	186,177
		13,426,028
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	13,222	182,860
Cerner Corp. (a)	22,253	1,246,836
		1,429,696
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	26,042	1,321,892
Bio-Rad Laboratories, Inc. Class A (a)	1,510	186,515
Bruker BioSciences Corp. (a)	8,262	168,958
Charles River Laboratories International, Inc. (a)	3,600	177,156
Covance, Inc. (a)	4,201	374,981
Illumina, Inc. (a)	9,331	872,542
Life Technologies Corp. (a)	12,895	971,122
Mettler-Toledo International, Inc. (a)	2,266	560,744
PerkinElmer, Inc.	8,402	319,612
QIAGEN NV (a)(d)	17,719	410,372
Quintiles Transnational Holdings, Inc.	2,136	89,691
Techne Corp.	2,751	240,410
Waters Corp. (a)	6,428	648,714
		6,342,709
Pharmaceuticals - 1.8%
Actavis PLC (a)	13,013	2,011,550
Endo Health Solutions, Inc. (a)	8,425	368,425
Forest Laboratories, Inc. (a)	20,001	940,647
Hospira, Inc. (a)	12,468	505,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	3,909	$ 354,703
Mylan, Inc. (a)	28,587	1,082,590
Perrigo Co.	7,054	972,676
Salix Pharmaceuticals Ltd. (a)	4,649	333,566
Zoetis, Inc. Class A	37,513	1,187,662
		7,757,022
TOTAL HEALTH CARE		44,947,841
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	2,390	260,199
BE Aerospace, Inc. (a)	7,423	602,451
Exelis, Inc.	14,044	231,586
Hexcel Corp. (a)	7,546	319,271
Huntington Ingalls Industries, Inc.	3,714	265,737
L-3 Communications Holdings, Inc.	6,771	680,147
Rockwell Collins, Inc.	10,174	710,450
Spirit AeroSystems Holdings, Inc. Class A (a)	8,904	237,648
Textron, Inc.	20,855	600,415
TransDigm Group, Inc.	3,934	572,043
Triumph Group, Inc.	3,922	281,011
		4,760,958
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	12,050	719,867
Expeditors International of Washington, Inc.	15,507	702,312
		1,422,179
Airlines - 1.0%
Alaska Air Group, Inc.	5,325	376,265
Copa Holdings SA Class A	2,493	372,803
Delta Air Lines, Inc.	64,240	1,694,651
Southwest Airlines Co.	54,094	931,499
United Continental Holdings, Inc. (a)	26,702	906,533
		4,281,751
Building Products - 0.5%
A.O. Smith Corp.	5,877	303,547
Armstrong World Industries, Inc. (a)	1,951	104,242
Fortune Brands Home & Security, Inc.	12,385	533,546
Lennox International, Inc.	3,795	296,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	26,718	$ 564,551
Owens Corning (a)	8,972	322,364
		2,124,488
Commercial Services & Supplies - 1.1%
ADT Corp.	16,417	712,005
Cintas Corp.	7,670	412,416
Clean Harbors, Inc. (a)	4,584	283,062
Copart, Inc. (a)	8,421	271,409
Covanta Holding Corp.	7,870	135,128
Iron Mountain, Inc.	12,817	340,163
KAR Auction Services, Inc.	5,801	172,406
Pitney Bowes, Inc. (d)	15,208	324,539
R.R. Donnelley & Sons Co.	13,483	250,379
Republic Services, Inc.	20,292	679,173
Rollins, Inc.	4,913	135,795
Stericycle, Inc. (a)	6,468	751,582
Waste Connections, Inc.	9,341	399,234
		4,867,291
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	7,603	241,623
Chicago Bridge & Iron Co. NV	7,543	558,861
Fluor Corp.	12,219	906,894
Jacobs Engineering Group, Inc. (a)	9,819	597,192
KBR, Inc.	11,116	383,947
Quanta Services, Inc. (a)	15,545	469,614
URS Corp.	5,736	311,006
		3,469,137
Electrical Equipment - 1.0%
AMETEK, Inc.	18,283	874,476
Babcock & Wilcox Co.	8,482	273,205
Hubbell, Inc. Class B	4,411	474,359
Regal-Beloit Corp.	3,345	245,289
Rockwell Automation, Inc.	10,477	1,156,766
Roper Industries, Inc.	7,439	943,340
SolarCity Corp. (d)	1,652	88,019
		4,055,454
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	4,806	349,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 4.1%
AGCO Corp.	7,240	$ 422,671
Colfax Corp. (a)	6,434	360,047
Crane Co.	3,592	228,092
Donaldson Co., Inc.	10,910	432,145
Dover Corp.	12,839	1,178,492
Flowserve Corp.	10,740	746,108
Graco, Inc.	4,571	353,155
Harsco Corp.	6,163	171,824
IDEX Corp.	6,211	429,491
Ingersoll-Rand PLC	22,427	1,514,495
ITT Corp.	6,635	263,609
Joy Global, Inc. (d)	7,896	448,098
Kennametal, Inc.	5,930	272,780
Lincoln Electric Holdings, Inc.	6,257	433,235
Manitowoc Co., Inc.	9,845	191,584
Navistar International Corp. (a)(d)	4,150	150,064
Nordson Corp.	4,775	344,230
Oshkosh Truck Corp.	6,623	315,189
PACCAR, Inc.	26,550	1,476,180
Pall Corp.	8,359	673,067
Parker Hannifin Corp.	11,200	1,307,264
Pentair Ltd.	15,338	1,029,026
Snap-On, Inc.	4,404	458,324
SPX Corp.	3,526	319,843
Stanley Black & Decker, Inc.	12,149	960,864
Terex Corp. (a)	8,400	293,580
Timken Co.	6,408	338,406
Toro Co.	4,395	259,041
Trinity Industries, Inc.	6,025	305,046
Valmont Industries, Inc.	2,034	285,777
WABCO Holdings, Inc. (a)	4,383	375,535
Wabtec Corp.	7,226	471,063
Xylem, Inc.	13,914	480,033
		17,288,358
Marine - 0.1%
Kirby Corp. (a)	4,262	377,144
Professional Services - 1.0%
Dun & Bradstreet Corp.	3,021	328,655
Equifax, Inc.	9,049	585,199
IHS, Inc. Class A (a)	4,933	537,944
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	5,831	$ 455,401
Nielsen Holdings B.V.	16,392	646,500
Robert Half International, Inc.	10,382	400,018
Towers Watson & Co.	4,890	561,421
Verisk Analytics, Inc. (a)	11,346	777,428
		4,292,566
Road & Rail - 0.9%
AMERCO	560	113,081
Avis Budget Group, Inc. (a)	7,949	249,042
Con-way, Inc.	4,253	175,224
Genesee & Wyoming, Inc. Class A (a)	3,223	321,784
Hertz Global Holdings, Inc. (a)	26,018	597,373
J.B. Hunt Transport Services, Inc.	6,904	518,007
Kansas City Southern	8,266	1,004,484
Landstar System, Inc.	3,490	192,962
Old Dominion Freight Lines, Inc. (a)	5,256	246,506
Ryder System, Inc.	3,916	257,790
		3,676,253
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	5,173	152,086
Fastenal Co.	22,277	1,109,395
GATX Corp.	3,515	181,198
HD Supply Holdings, Inc. (a)	4,440	89,644
MRC Global, Inc. (a)	6,172	172,507
MSC Industrial Direct Co., Inc. Class A	3,495	266,913
United Rentals, Inc. (a)	7,013	452,970
W.W. Grainger, Inc.	4,435	1,192,882
WESCO International, Inc. (a)	3,253	278,001
		3,895,596
TOTAL INDUSTRIALS		54,860,475
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. (a)	33,642	269,809
EchoStar Holding Corp. Class A (a)	2,954	141,674
F5 Networks, Inc. (a)	5,913	481,969
Harris Corp.	8,273	512,595
JDS Uniphase Corp. (a)	17,640	230,908
Juniper Networks, Inc. (a)	37,995	708,227
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	18,169	$ 1,135,926
Palo Alto Networks, Inc. (a)	2,512	105,906
Polycom, Inc. (a)(d)	12,905	134,212
Riverbed Technology, Inc. (a)	12,074	178,937
		3,900,163
Computers & Peripherals - 1.1%
3D Systems Corp. (a)(d)	7,488	466,053
Diebold, Inc.	4,634	138,835
Lexmark International, Inc. Class A	4,769	169,538
NCR Corp. (a)	12,348	451,319
NetApp, Inc.	25,534	990,975
SanDisk Corp.	16,940	1,177,330
Stratasys Ltd. (a)	2,341	265,071
Western Digital Corp.	15,852	1,103,775
		4,762,896
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	11,993	962,918
Arrow Electronics, Inc. (a)	7,871	377,965
Avnet, Inc.	10,307	409,188
AVX Corp.	3,215	42,599
CDW Corp.	1,937	42,595
Dolby Laboratories, Inc. Class A	3,414	122,016
FLIR Systems, Inc.	10,717	305,220
Ingram Micro, Inc. Class A (a)	11,539	267,359
IPG Photonics Corp. (d)	2,368	156,927
Jabil Circuit, Inc.	15,258	318,282
Molex, Inc.	10,440	402,984
National Instruments Corp.	7,150	207,708
Tech Data Corp. (a)	2,795	145,508
Trimble Navigation Ltd. (a)	19,203	548,630
Vishay Intertechnology, Inc. (a)(d)	9,850	120,860
		4,430,759
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	13,337	596,697
AOL, Inc.	5,794	209,975
Equinix, Inc. (a)(d)	3,704	598,122
IAC/InterActiveCorp	5,612	299,625
LinkedIn Corp. (a)	7,263	1,624,515
Pandora Media, Inc. (a)(d)	10,602	266,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	8,548	$ 437,914
VeriSign, Inc. (a)	10,723	582,044
		4,615,320
IT Services - 2.5%
Alliance Data Systems Corp. (a)	3,688	874,277
Amdocs Ltd.	12,101	465,283
Booz Allen Hamilton Holding Corp. Class A	2,323	45,995
Broadridge Financial Solutions, Inc.	9,189	323,085
Computer Sciences Corp.	11,290	556,145
CoreLogic, Inc. (a)	7,178	238,812
DST Systems, Inc.	2,495	211,501
Fidelity National Information Services, Inc.	21,997	1,072,354
Fiserv, Inc. (a)	9,994	1,046,672
FleetCor Technologies, Inc. (a)	5,091	587,247
Gartner, Inc. Class A (a)	6,975	411,176
Genpact Ltd. (a)	12,387	245,634
Global Payments, Inc.	5,720	340,226
Jack Henry & Associates, Inc.	6,406	349,832
Leidos Holdings, Inc.	5,404	254,474
Lender Processing Services, Inc.	6,494	224,173
NeuStar, Inc. Class A (a)	5,021	230,564
Paychex, Inc.	24,410	1,031,567
Science Applications International Corp.	3,254	114,704
Teradata Corp. (a)	12,261	540,342
The Western Union Co.	41,786	711,198
Total System Services, Inc.	12,277	366,223
Vantiv, Inc. (a)	6,553	180,208
VeriFone Systems, Inc. (a)	8,177	185,291
		10,606,983
Office Electronics - 0.3%
Xerox Corp.	92,188	916,349
Zebra Technologies Corp. Class A (a)	3,920	189,375
		1,105,724
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(d)	44,981	150,237
Altera Corp.	24,048	808,013
Analog Devices, Inc.	23,179	1,142,725
Applied Materials, Inc.	90,160	1,609,356
Atmel Corp. (a)	31,549	229,677
Avago Technologies Ltd.	18,468	839,001
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	8,848	$ 537,516
Fairchild Semiconductor International, Inc. (a)	9,568	121,227
First Solar, Inc. (a)	5,032	252,959
Freescale Semiconductor Holdings I Ltd. (a)	4,258	65,744
KLA-Tencor Corp.	12,455	817,048
Lam Research Corp. (a)	12,217	662,528
Linear Technology Corp.	17,545	721,801
LSI Corp.	40,789	345,891
Marvell Technology Group Ltd.	29,617	355,404
Maxim Integrated Products, Inc.	21,861	649,272
Microchip Technology, Inc. (d)	14,826	636,925
Micron Technology, Inc. (a)	77,284	1,366,381
NVIDIA Corp.	43,401	658,827
ON Semiconductor Corp. (a)	34,426	243,048
Silicon Laboratories, Inc. (a)	3,173	127,618
Skyworks Solutions, Inc. (a)	14,370	370,459
Teradyne, Inc. (a)	14,118	246,924
Xilinx, Inc.	19,810	899,770
		13,858,351
Software - 2.9%
Activision Blizzard, Inc.	19,993	332,684
ANSYS, Inc. (a)	6,994	611,625
Autodesk, Inc. (a)	16,833	671,805
CA Technologies, Inc.	24,599	781,264
Cadence Design Systems, Inc. (a)	21,435	278,012
Citrix Systems, Inc. (a)	14,040	797,191
Compuware Corp.	16,078	171,713
Concur Technologies, Inc. (a)	3,501	366,205
Electronic Arts, Inc. (a)	22,705	596,006
FactSet Research Systems, Inc.	3,305	360,047
Fortinet, Inc. (a)	10,131	203,734
Informatica Corp. (a)	8,169	315,323
Intuit, Inc.	22,271	1,590,372
MICROS Systems, Inc. (a)	5,815	315,464
NetSuite, Inc. (a)	2,646	266,928
Nuance Communications, Inc. (a)	19,638	305,567
Red Hat, Inc. (a)	14,228	615,646
Rovi Corp. (a)	7,992	133,946
ServiceNow, Inc. (a)	5,944	324,602
SolarWinds, Inc. (a)	4,931	178,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	5,097	$ 286,553
Splunk, Inc. (a)	7,714	483,745
Symantec Corp.	52,262	1,188,438
Synopsys, Inc. (a)	11,553	421,107
Tableau Software, Inc.	691	42,469
TIBCO Software, Inc. (a)	12,327	302,751
Workday, Inc. Class A	2,830	211,882
Zynga, Inc. (a)	42,769	153,541
		12,307,073
TOTAL INFORMATION TECHNOLOGY		55,587,269
MATERIALS - 5.5%
Chemicals - 2.4%
Airgas, Inc.	4,912	535,752
Albemarle Corp.	6,101	403,825
Ashland, Inc.	5,929	548,729
Cabot Corp.	4,710	219,533
Celanese Corp. Class A	11,972	670,552
CF Industries Holdings, Inc.	4,447	958,773
Cytec Industries, Inc.	2,779	230,907
Eastman Chemical Co.	11,616	915,225
FMC Corp.	10,205	742,516
Huntsman Corp.	14,503	336,760
International Flavors & Fragrances, Inc.	6,132	506,810
Kronos Worldwide, Inc.	1,457	22,598
NewMarket Corp.	702	218,575
Rockwood Holdings, Inc.	5,886	372,290
RPM International, Inc.	9,834	380,772
Sherwin-Williams Co.	6,643	1,248,884
Sigma Aldrich Corp.	9,023	779,858
The Scotts Miracle-Gro Co. Class A	3,180	186,730
Valspar Corp.	6,729	470,828
W.R. Grace & Co. (a)	5,717	524,020
Westlake Chemical Corp.	1,510	162,204
		10,436,141
Construction Materials - 0.3%
Eagle Materials, Inc.	3,756	281,738
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	3,472	$ 340,568
Vulcan Materials Co.	9,819	525,807
		1,148,113
Containers & Packaging - 1.2%
Aptargroup, Inc.	5,024	322,340
Avery Dennison Corp.	7,523	354,484
Ball Corp.	11,189	547,030
Bemis Co., Inc.	7,800	311,220
Crown Holdings, Inc. (a)	10,895	475,022
Greif, Inc. Class A	2,369	126,718
MeadWestvaco Corp.	13,327	464,446
Owens-Illinois, Inc. (a)	12,314	391,462
Packaging Corp. of America	7,286	453,772
Rock-Tenn Co. Class A	5,394	577,212
Sealed Air Corp.	14,768	445,698
Silgan Holdings, Inc.	3,280	147,830
Sonoco Products Co.	7,575	307,848
		4,925,082
Metals & Mining - 1.2%
Alcoa, Inc.	80,209	743,537
Allegheny Technologies, Inc.	8,017	265,363
Carpenter Technology Corp.	3,412	202,434
Cliffs Natural Resources, Inc. (d)	11,637	298,838
Compass Minerals International, Inc.	2,463	183,420
Newmont Mining Corp.	36,936	1,006,875
Nucor Corp.	23,828	1,233,576
Reliance Steel & Aluminum Co.	5,692	417,167
Royal Gold, Inc.	4,884	234,627
Steel Dynamics, Inc.	16,751	301,015
Tahoe Resources, Inc. (a)	6,481	124,442
United States Steel Corp. (d)	10,789	268,538
		5,279,832
Paper & Forest Products - 0.4%
Domtar Corp.	2,436	206,354
International Paper Co.	33,379	1,489,037
		1,695,391
TOTAL MATERIALS		23,484,559
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. (d)	75,058	$ 331,006
Intelsat SA	1,656	33,766
Level 3 Communications, Inc. (a)	12,114	370,083
tw telecom, Inc. (a)	11,308	356,428
Windstream Holdings, Inc. (d)	44,608	381,398
		1,472,681
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (a)	25,054	1,904,605
SBA Communications Corp. Class A (a)	9,594	839,187
T-Mobile U.S., Inc. (a)	12,826	355,665
Telephone & Data Systems, Inc.	7,071	220,474
U.S. Cellular Corp.	869	42,060
		3,361,991
TOTAL TELECOMMUNICATION SERVICES		4,834,672
UTILITIES - 6.1%
Electric Utilities - 2.3%
Edison International	24,437	1,198,146
Entergy Corp.	13,373	865,501
FirstEnergy Corp.	31,386	1,188,588
Great Plains Energy, Inc.	11,685	273,896
Hawaiian Electric Industries, Inc. (d)	7,311	194,253
ITC Holdings Corp.	3,927	395,017
Northeast Utilities	23,596	1,012,032
NV Energy, Inc.	17,669	419,462
OGE Energy Corp.	14,886	549,293
Pepco Holdings, Inc.	18,763	361,751
Pinnacle West Capital Corp.	8,314	465,833
PPL Corp.	47,397	1,451,770
Westar Energy, Inc.	10,131	320,241
Xcel Energy, Inc.	37,315	1,076,911
		9,772,694
Gas Utilities - 0.6%
AGL Resources, Inc.	8,808	421,551
Atmos Energy Corp.	6,851	303,294
National Fuel Gas Co.	5,529	395,600
ONEOK, Inc.	15,459	873,434
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	13,300	$ 314,678
UGI Corp.	8,622	356,692
		2,665,249
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	29,613	597,294
NRG Energy, Inc.	24,189	690,112
The AES Corp.	46,588	656,425
		1,943,831
Multi-Utilities - 2.5%
Alliant Energy Corp.	8,320	434,470
Ameren Corp.	18,200	658,476
CenterPoint Energy, Inc.	32,142	790,693
CMS Energy Corp.	20,003	549,282
Consolidated Edison, Inc.	21,960	1,278,511
DTE Energy Co.	13,031	900,963
Integrys Energy Group, Inc.	5,955	349,439
MDU Resources Group, Inc.	14,068	418,945
NiSource, Inc.	23,391	737,284
Public Service Enterprise Group, Inc.	37,926	1,270,521
SCANA Corp.	10,506	489,895
Sempra Energy	18,264	1,664,581
TECO Energy, Inc.	16,416	281,863
Vectren Corp.	6,073	212,069
Wisconsin Energy Corp.	17,127	721,218
		10,758,210
Water Utilities - 0.2%
American Water Works Co., Inc.	13,337	571,757
Aqua America, Inc.	13,283	334,466
		906,223
TOTAL UTILITIES		26,046,207
TOTAL COMMON STOCKS (Cost $355,020,989)		418,087,447
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $299,812)	$ 300,000	299,840
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	4,970,319	$ 4,970,319
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	11,019,900	11,019,900
TOTAL MONEY MARKET FUNDS (Cost $15,990,219)		15,990,219
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $371,311,020)		434,377,506
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(10,012,353)
NET ASSETS - 100%		$ 424,365,153
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 5,917,440	$ 97,075

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,840.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,772
Fidelity Securities Lending Cash Central Fund	38,131
Total	$ 40,903
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 72,777,101	$ 72,777,101	$ -	$ -
Consumer Staples	23,983,779	23,983,779	-	-
Energy	28,610,674	28,610,674	-	-
Financials	82,954,870	82,954,870	-	-
Health Care	44,947,841	44,947,841	-	-
Industrials	54,860,475	54,860,475	-	-
Information Technology	55,587,269	55,587,269	-	-
Materials	23,484,559	23,484,559	-	-
Telecommunication Services	4,834,672	4,834,672	-	-
Utilities	26,046,207	26,046,207	-	-
U.S. Government and Government Agency Obligations	299,840	-	299,840	-
Money Market Funds	15,990,219	15,990,219	-	-
Total Investments in Securities:	$ 434,377,506	$ 434,077,666	$ 299,840	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 97,075	$ 97,075	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 97,075	$ -
Total Value of Derivatives	$ 97,075	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,752,464) - See accompanying schedule: Unaffiliated issuers (cost $355,320,801)	$ 418,387,287
Fidelity Central Funds (cost $15,990,219)	15,990,219
Total Investments (cost $371,311,020)		$ 434,377,506
Receivable for investments sold		293,086
Receivable for fund shares sold		1,108,701
Dividends receivable		199,368
Distributions receivable from Fidelity Central Funds		9,025
Receivable from investment adviser for expense reductions		38,975
Other receivables		2
Total assets		436,026,663

Liabilities
Payable for investments purchased	$ 333,767
Payable for fund shares redeemed	223,235
Accrued management fee	40,984
Payable for daily variation margin for derivative instruments	18,349
Other affiliated payables	25,275
Collateral on securities loaned, at value	11,019,900
Total liabilities		11,661,510

Net Assets		$ 424,365,153
Net Assets consist of:
Paid in capital		$ 356,178,768
Undistributed net investment income		2,427,431
Accumulated undistributed net realized gain (loss) on investments		2,595,393
Net unrealized appreciation (depreciation) on investments		63,163,561
Net Assets		$ 424,365,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($6,866,311 ÷ 448,494 shares)	$ 15.31

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($362,398,771 ÷ 23,637,136 shares)	$ 15.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,417,002 ÷ 3,352,846 shares)	$ 15.34

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,683,069 ÷ 240,170 shares)	$ 15.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,547,682
Interest		124
Income from Fidelity Central Funds (including $38,131 from security lending)		40,903
Total income		2,588,709

Expenses
Management fee	$ 208,559
Transfer agent fees	127,803
Independent trustees' compensation	601
Miscellaneous	279
Total expenses before reductions	337,242
Expense reductions	(199,352)	137,890
Net investment income (loss)		2,450,819
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,381,802
Futures contracts	312,728
Total net realized gain (loss)		2,694,530
Change in net unrealized appreciation (depreciation) on: Investment securities	35,478,676
Futures contracts	57,098
Total change in net unrealized appreciation (depreciation)		35,535,774
Net gain (loss)		38,230,304
Net increase (decrease) in net assets resulting from operations		$ 40,681,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,450,819	$ 1,831,291
Net realized gain (loss)	2,694,530	620,580
Change in net unrealized appreciation (depreciation)	35,535,774	23,986,390
Net increase (decrease) in net assets resulting from operations	40,681,123	26,438,261
Distributions to shareholders from net investment income	(722,402)	(1,249,909)
Distributions to shareholders from net realized gain	(436,621)	(309,278)
Total distributions	(1,159,023)	(1,559,187)
Share transactions - net increase (decrease)	136,976,034	176,854,037
Redemption fees	11,207	11,506
Total increase (decrease) in net assets	176,509,341	201,744,617

Net Assets
Beginning of period	247,855,812	46,111,195
End of period (including undistributed net investment income of $2,427,431 and undistributed net investment income of $699,014, respectively)	$ 424,365,153	$ 247,855,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.09
Net realized and unrealized gain (loss)	1.60	1.99	1.64
Total from investment operations	1.69	2.17	1.73
Distributions from net investment income	(.02)	(.15)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.04)	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 15.31	$ 13.66	$ 11.68
Total Return B, C	12.43%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33% A	.33%	.33% A
Expenses net of fee waivers, if any	.22% A	.25%	.26% A
Expenses net of all reductions	.22% A	.25%	.26% A
Net investment income (loss)	1.27% A	1.56%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,866	$ 5,140	$ 7,794
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.21	.10
Net realized and unrealized gain (loss)	1.60	1.98	1.64
Total from investment operations	1.70	2.19	1.74
Distributions from net investment income	(.03)	(.16)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.05)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 15.33	$ 13.68	$ 11.69
Total Return B, C	12.49%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.20% A
Expenses net of fee waivers, if any	.08% A	.09%	.12% A
Expenses net of all reductions	.08% A	.09%	.12% A
Net investment income (loss)	1.41% A	1.72%	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 362,399	$ 198,767	$ 18,896
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.21	.10
Net realized and unrealized gain (loss)	1.61	1.98	1.65
Total from investment operations	1.71	2.19	1.75
Distributions from net investment income	(.03)	(.16)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.05)	(.21) J	(.05)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 15.34	$ 13.68	$ 11.70
Total Return B, C	12.57%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14% A	.14%	.14% A
Expenses net of fee waivers, if any	.06% A	.07%	.08% A
Expenses net of all reductions	.06% A	.07%	.08% A
Net investment income (loss)	1.43% A	1.74%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,417	$ 42,952	$ 19,312
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.1639 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.22	.10
Net realized and unrealized gain (loss)	1.62	1.97	1.65
Total from investment operations	1.72	2.19	1.75
Distributions from net investment income	(.04)	(.17)	(.05)
Distributions from net realized gain	(.02)	(.04)	-
Total distributions	(.06)	(.21)	(.05)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 15.34	$ 13.68	$ 11.70
Total Return B, C	12.58%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12% A	.12%	.12% A
Expenses net of fee waivers, if any	.04% A	.05%	.06% A
Expenses net of all reductions	.04% A	.05%	.06% A
Net investment income (loss)	1.45% A	1.77%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,683	$ 996	$ 109
Portfolio turnover rate F	14% A	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
CoStar Group, Inc.	0.3	0.2
athenahealth, Inc.	0.3	0.3
Acuity Brands, Inc.	0.3	0.2
Middleby Corp.	0.3	0.2
Ultimate Software Group, Inc.	0.3	0.2
U.S. Airways Group, Inc.	0.3	0.2
Align Technology, Inc.	0.3	0.2
Brunswick Corp.	0.3	0.2
Rite Aid Corp.	0.3	0.1
Prosperity Bancshares, Inc.	0.3	0.2
	3.0
Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	23.7
Information Technology	17.6	16.0
Industrials	14.5	14.6
Consumer Discretionary	13.7	14.0
Health Care	12.5	12.3
Energy	5.9	5.8
Materials	4.8	5.1
Consumer Staples	4.0	3.6
Utilities	3.1	3.4
Telecommunication Services	0.7	0.7

Semiannual Report

Spartan Small Cap Index Fund

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	26,628	$ 495,547
Cooper Tire & Rubber Co.	24,219	629,936
Dana Holding Corp.	56,766	1,112,614
Dorman Products, Inc.	9,960	484,156
Drew Industries, Inc.	8,739	439,222
Federal-Mogul Corp. Class A (a)	7,342	150,438
Fox Factory Holding Corp.	3,480	60,622
Fuel Systems Solutions, Inc. (a)	5,014	90,051
Gentherm, Inc. (a)	13,131	306,609
Modine Manufacturing Co. (a)	18,254	243,143
Remy International, Inc.	5,939	130,836
Shiloh Industries, Inc.	2,047	33,612
Spartan Motors, Inc.	12,050	81,820
Standard Motor Products, Inc.	7,750	280,240
Stoneridge, Inc. (a)	10,528	134,337
Superior Industries International, Inc.	8,510	159,563
Tenneco, Inc. (a)	23,634	1,254,256
Tower International, Inc. (a)	2,076	44,053
		6,131,055
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	10,582	313,862
Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,502	318,426
Pool Corp.	17,986	978,079
Stock Building Supply Holdings, Inc.	2,916	44,906
VOXX International Corp. (a)	6,795	105,390
Weyco Group, Inc.	2,303	66,165
		1,512,966
Diversified Consumer Services - 1.3%
American Public Education, Inc. (a)	6,991	279,850
Ascent Capital Group, Inc. (a)	5,494	463,803
Bridgepoint Education, Inc. (a)	7,393	144,903
Bright Horizons Family Solutions, Inc.	4,333	161,404
Capella Education Co. (a)	4,317	262,992
Career Education Corp. (a)	20,167	110,515
Carriage Services, Inc.	6,409	128,757
Corinthian Colleges, Inc. (a)	28,607	61,219
Education Management Corp. (a)	9,060	138,618
Grand Canyon Education, Inc. (a)	17,370	821,080
Hillenbrand, Inc.	20,935	590,786
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ITT Educational Services, Inc. (a)	8,991	$ 360,719
JTH Holding, Inc. Class A (a)	1,528	30,178
K12, Inc. (a)	10,515	192,214
LifeLock, Inc.	23,736	381,912
Lincoln Educational Services Corp.	9,232	44,129
Mac-Gray Corp.	4,571	96,357
Matthews International Corp. Class A	10,669	433,161
Outerwall, Inc. (a)(d)	10,741	697,950
Regis Corp.	18,964	274,978
Sotheby's Class A (Ltd. vtg.)	26,379	1,369,070
Steiner Leisure Ltd. (a)	5,970	334,439
Stewart Enterprises, Inc. Class A	27,584	364,385
Strayer Education, Inc. (d)	4,216	166,658
Universal Technical Institute, Inc.	7,639	101,522
		8,011,599
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	9,333	416,065
Biglari Holdings, Inc.	590	257,252
BJ's Restaurants, Inc. (a)	9,381	253,850
Bloomin' Brands, Inc. (a)	21,386	535,292
Bob Evans Farms, Inc.	10,820	617,714
Boyd Gaming Corp. (a)	27,306	288,351
Bravo Brio Restaurant Group, Inc. (a)	7,120	106,302
Buffalo Wild Wings, Inc. (a)	7,228	1,030,568
Caesars Entertainment Corp. (a)	15,808	275,375
Caesars Entertainment Corp. rights (a)	13,062	0
Carrols Restaurant Group, Inc. (a)	8,730	50,634
CEC Entertainment, Inc.	6,910	320,279
Churchill Downs, Inc.	5,397	463,656
Chuys Holdings, Inc. (a)	6,267	235,639
Cracker Barrel Old Country Store, Inc.	7,540	828,420
Del Frisco's Restaurant Group, Inc. (a)	3,738	67,658
Denny's Corp. (a)	38,720	245,872
Diamond Resorts International, Inc.	6,529	124,573
DineEquity, Inc.	6,297	516,795
Diversified Restaurant Holdings, Inc. (a)	3,880	26,811
Einstein Noah Restaurant Group, Inc.	2,323	41,442
Fiesta Restaurant Group, Inc. (a)	7,779	329,752
Ignite Restaurant Group, Inc. (a)	2,474	39,732
International Speedway Corp. Class A	10,743	351,404
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Interval Leisure Group, Inc.	15,187	$ 368,588
Isle of Capri Casinos, Inc. (a)	7,970	64,637
Jack in the Box, Inc. (a)	17,356	706,042
Jamba, Inc. (a)	6,149	70,222
Krispy Kreme Doughnuts, Inc. (a)	25,059	607,931
Life Time Fitness, Inc. (a)	16,847	765,191
Luby's, Inc. (a)	7,197	55,129
Marcus Corp.	6,743	96,829
Marriott Vacations Worldwide Corp. (a)	11,298	565,804
Monarch Casino & Resort, Inc. (a)	3,099	52,404
Morgans Hotel Group Co. (a)	10,140	72,602
Multimedia Games Holding Co., Inc. (a)	10,975	356,797
Nathan's Famous, Inc. (a)	949	48,703
Noodles & Co. (d)	2,293	100,410
Orient Express Hotels Ltd. Class A (a)	37,947	505,075
Papa John's International, Inc.	6,208	469,759
Pinnacle Entertainment, Inc. (a)	22,364	523,318
Red Robin Gourmet Burgers, Inc. (a)	5,394	410,915
Ruby Tuesday, Inc. (a)	24,409	144,745
Ruth's Hospitality Group, Inc.	14,538	177,218
Scientific Games Corp. Class A (a)	18,131	331,435
SHFL Entertainment, Inc. (a)	21,162	490,535
Sonic Corp. (a)	21,610	417,073
Speedway Motorsports, Inc.	4,116	75,158
Texas Roadhouse, Inc. Class A	23,852	654,022
The Cheesecake Factory, Inc.	20,393	963,569
Town Sports International Holdings, Inc.	8,775	113,373
Vail Resorts, Inc.	13,899	979,185
		17,610,105
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	3,975	55,650
Beazer Homes U.S.A., Inc. (a)(d)	10,086	183,263
Blyth, Inc. (d)	3,267	45,117
Cavco Industries, Inc. (a)	2,508	146,894
CSS Industries, Inc.	2,978	77,100
Ethan Allen Interiors, Inc.	10,005	266,533
EveryWare Global, Inc. (a)	3,681	35,411
Flexsteel Industries, Inc.	1,831	50,279
Helen of Troy Ltd. (a)	12,264	572,974
Hooker Furniture Corp.	3,878	61,272
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hovnanian Enterprises, Inc. Class A (a)(d)	44,657	$ 225,964
iRobot Corp. (a)	11,048	374,196
KB Home	32,333	548,691
La-Z-Boy, Inc.	20,067	463,146
Libbey, Inc. (a)	7,782	166,146
Lifetime Brands, Inc.	3,768	59,007
M.D.C. Holdings, Inc.	15,240	444,856
M/I Homes, Inc. (a)	9,967	204,024
Meritage Homes Corp. (a)	13,978	634,461
NACCO Industries, Inc. Class A	2,071	117,985
Ryland Group, Inc.	17,695	711,339
Skullcandy, Inc. (a)	6,138	38,547
Standard Pacific Corp. (a)	57,112	452,898
TRI Pointe Homes, Inc.	5,637	89,741
UCP, Inc.	2,837	40,002
Universal Electronics, Inc. (a)	5,872	228,480
WCI Communities, Inc.	2,510	45,280
William Lyon Homes, Inc.	5,628	130,401
Zagg, Inc. (a)(d)	11,423	54,145
		6,523,802
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	9,914	53,833
Blue Nile, Inc. (a)	5,095	209,252
HSN, Inc.	13,089	685,864
NutriSystem, Inc.	11,601	218,099
Orbitz Worldwide, Inc. (a)	8,907	82,301
Overstock.com, Inc. (a)	3,989	93,462
PetMed Express, Inc.	7,390	109,668
RetailMeNot, Inc.	3,467	113,094
Shutterfly, Inc. (a)	14,697	722,211
ValueVision Media, Inc. Class A (a)	13,677	73,035
Vitacost.com, Inc. (a)	8,129	64,300
		2,425,119
Leisure Equipment & Products - 0.6%
Arctic Cat, Inc.	5,242	274,681
Black Diamond, Inc. (a)(d)	9,150	136,427
Brunswick Corp.	34,869	1,573,638
Callaway Golf Co.	27,769	234,093
JAKKS Pacific, Inc. (d)	6,626	42,671
Johnson Outdoors, Inc. Class A	1,689	46,329
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Leapfrog Enterprises, Inc. Class A (a)(d)	25,210	$ 215,798
Marine Products Corp.	3,768	35,306
Nautilus, Inc. (a)	11,460	91,222
Smith & Wesson Holding Corp. (a)(d)	24,359	262,590
Sturm, Ruger & Co., Inc. (d)	7,524	492,145
		3,404,900
Media - 1.4%
A.H. Belo Corp. Class A	7,012	56,376
Beasley Broadcast Group, Inc. Class A	1,578	13,681
Belo Corp. Series A	39,499	542,321
Carmike Cinemas, Inc. (a)	9,238	211,458
Central European Media Enterprises Ltd. Class A (a)(d)	29,858	91,664
Crown Media Holdings, Inc. Class A (a)	12,169	40,401
Cumulus Media, Inc. Class A (a)	34,312	205,186
Daily Journal Corp. (a)	317	46,897
Dex Media, Inc. (a)(d)	6,056	40,878
Digital Generation, Inc. (a)	9,559	120,921
E.W. Scripps Co. Class A (a)	12,020	238,236
Entercom Communications Corp. Class A (a)	8,393	73,607
Entravision Communication Corp. Class A	21,086	142,120
Global Sources Ltd. (a)	6,678	50,018
Gray Television, Inc. (a)	20,079	169,668
Harte-Hanks, Inc.	15,987	127,416
Hemisphere Media Group, Inc. (a)	2,902	27,453
Journal Communications, Inc. Class A (a)	18,308	152,872
Live Nation Entertainment, Inc. (a)	54,486	1,059,208
Loral Space & Communications Ltd.	4,997	356,636
Martha Stewart Living Omnimedia, Inc. Class A (a)	11,821	30,262
MDC Partners, Inc. Class A (sub. vtg.)	9,643	297,294
Media General, Inc. Class A (a)(d)	7,207	105,078
Meredith Corp.	13,872	711,634
National CineMedia, Inc.	21,518	376,995
Nexstar Broadcasting Group, Inc. Class A	11,308	501,962
ReachLocal, Inc. (a)	3,524	43,310
Reading International, Inc. Class A (a)	6,044	40,011
Rentrak Corp. (a)	4,109	154,046
Saga Communications, Inc. Class A	1,742	82,937
Salem Communications Corp. Class A	3,796	31,355
Scholastic Corp.	10,313	295,880
Sinclair Broadcast Group, Inc. Class A	26,593	852,572
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The McClatchy Co. Class A (a)	22,112	$ 62,356
The New York Times Co. Class A	49,368	682,759
Valassis Communications, Inc. (d)	14,712	402,520
World Wrestling Entertainment, Inc. Class A	10,383	134,460
		8,572,448
Multiline Retail - 0.2%
Fred's, Inc. Class A	15,115	244,863
Gordmans Stores, Inc.	3,733	36,957
Saks, Inc. (a)(d)	36,746	587,569
The Bon-Ton Stores, Inc. (d)	4,828	55,281
Tuesday Morning Corp. (a)	16,327	231,027
		1,155,697
Specialty Retail - 3.3%
Aeropostale, Inc. (a)(d)	30,028	278,960
America's Car Mart, Inc. (a)	2,961	135,436
ANN, Inc. (a)	18,212	643,976
Asbury Automotive Group, Inc. (a)	11,977	575,495
Barnes & Noble, Inc. (a)	15,379	217,305
bebe stores, Inc.	13,159	79,349
Big 5 Sporting Goods Corp.	6,646	125,676
Body Central Corp. (a)	5,623	31,489
Brown Shoe Co., Inc.	16,745	375,758
Christopher & Banks Corp. (a)	13,452	77,618
Citi Trends, Inc. (a)	5,604	82,267
Conn's, Inc. (a)	8,612	520,509
Destination Maternity Corp.	5,542	173,132
Destination XL Group, Inc. (a)	15,760	109,532
Express, Inc. (a)	32,826	761,891
Finish Line, Inc. Class A	19,210	481,018
Five Below, Inc. (a)	12,554	605,856
Francescas Holdings Corp. (a)	17,111	307,827
Genesco, Inc. (a)	9,287	632,538
Group 1 Automotive, Inc.	8,386	536,704
Haverty Furniture Companies, Inc.	7,870	218,865
hhgregg, Inc. (a)(d)	4,717	73,161
Hibbett Sports, Inc. (a)(d)	10,040	585,633
Jos. A. Bank Clothiers, Inc. (a)	10,785	517,464
Kirkland's, Inc. (a)	5,036	89,389
Lithia Motors, Inc. Class A (sub. vtg.)	8,675	545,224
Lumber Liquidators Holdings, Inc. (a)(d)	10,612	1,211,784
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	9,410	$ 138,609
Mattress Firm Holding Corp. (a)	5,108	153,546
Monro Muffler Brake, Inc.	12,090	556,140
New York & Co., Inc. (a)	10,427	53,386
Office Depot, Inc. (a)	94,350	527,417
OfficeMax, Inc.	33,333	499,328
Pacific Sunwear of California, Inc. (a)	16,724	44,988
Penske Automotive Group, Inc.	16,289	645,370
Pier 1 Imports, Inc.	36,316	758,278
RadioShack Corp. (a)(d)	39,679	111,498
Rent-A-Center, Inc.	20,392	698,222
Restoration Hardware Holdings, Inc.	6,838	476,882
Sears Hometown & Outlet Stores, Inc. (a)	3,503	97,594
Select Comfort Corp. (a)	21,580	395,346
Shoe Carnival, Inc.	5,496	142,841
Sonic Automotive, Inc. Class A (sub. vtg.)	15,364	342,310
Stage Stores, Inc.	12,908	266,550
Stein Mart, Inc.	11,144	164,597
Systemax, Inc.	3,799	36,091
The Buckle, Inc. (d)	10,783	527,720
The Cato Corp. Class A (sub. vtg.)	11,427	342,467
The Children's Place Retail Stores, Inc. (a)	9,053	494,203
The Men's Wearhouse, Inc.	19,373	819,478
The Pep Boys - Manny, Moe & Jack (a)	21,735	281,251
Tile Shop Holdings, Inc. (a)	7,357	164,282
Tilly's, Inc. (a)	3,419	49,781
Trans World Entertainment Corp.	3,959	17,142
Vitamin Shoppe, Inc. (a)	11,682	548,003
West Marine, Inc. (a)	5,920	72,283
Wet Seal, Inc. Class A (a)	32,996	109,217
Winmark Corp.	828	60,618
Zale Corp. (a)	12,272	191,811
Zumiez, Inc. (a)	8,370	248,087
		20,029,192
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	20,323	27,233
Columbia Sportswear Co.	5,016	335,420
Crocs, Inc. (a)	33,813	411,842
Culp, Inc.	3,072	59,443
Fifth & Pacific Companies, Inc. (a)	46,289	1,226,196
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	6,436	$ 365,050
Iconix Brand Group, Inc. (a)(d)	21,884	789,794
Movado Group, Inc.	6,947	323,939
Oxford Industries, Inc.	5,243	376,290
Perry Ellis International, Inc.	4,269	81,154
Quiksilver, Inc. (a)	51,147	425,543
R.G. Barry Corp.	3,591	68,516
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	15,108	440,247
Steven Madden Ltd. (a)	23,105	847,491
The Jones Group, Inc.	31,274	485,998
Tumi Holdings, Inc. (a)	18,624	397,622
Unifi, Inc. (a)	5,990	146,096
Vera Bradley, Inc. (a)(d)	8,421	186,525
Wolverine World Wide, Inc.	19,198	1,108,493
		8,102,892
TOTAL CONSUMER DISCRETIONARY		83,793,637
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3,167	727,112
Coca-Cola Bottling Co. Consolidated	1,672	105,871
Craft Brew Alliance, Inc. (a)	3,809	61,782
National Beverage Corp.	4,218	77,232
		971,997
Food & Staples Retailing - 1.4%
Andersons, Inc.	7,349	545,149
Arden Group, Inc. Class A	449	58,370
Casey's General Stores, Inc.	14,820	1,080,082
Chefs' Warehouse Holdings (a)	6,796	162,832
Fairway Group Holdings Corp. (d)	6,343	154,959
Harris Teeter Supermarkets, Inc.	17,795	877,649
Ingles Markets, Inc. Class A	4,360	112,532
Nash-Finch Co.	4,589	128,767
Natural Grocers by Vitamin Cottage, Inc. (a)	3,267	130,353
PriceSmart, Inc.	7,202	819,516
Rite Aid Corp. (a)	282,392	1,505,149
Roundy's, Inc.	9,281	86,313
Spartan Stores, Inc.	9,007	211,935
SUPERVALU, Inc. (a)(d)	79,499	558,878
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp. (a)	7,071	$ 387,774
The Pantry, Inc. (a)	8,766	117,377
United Natural Foods, Inc. (a)	19,113	1,365,624
Village Super Market, Inc. Class A	2,370	86,884
Weis Markets, Inc.	4,067	208,108
		8,598,251
Food Products - 1.7%
Alico, Inc.	1,013	40,479
Annie's, Inc. (a)	5,226	246,929
B&G Foods, Inc. Class A	20,414	691,014
Boulder Brands, Inc. (a)	23,224	380,641
Cal-Maine Foods, Inc.	6,114	310,163
Calavo Growers, Inc.	4,517	134,110
Chiquita Brands International, Inc. (a)	18,018	186,486
Darling International, Inc. (a)	45,418	1,056,877
Diamond Foods, Inc. (a)	8,491	207,265
Dole Food Co., Inc. (a)	16,055	217,545
Farmer Brothers Co. (a)	2,069	37,366
Fresh Del Monte Produce, Inc.	14,574	387,523
Griffin Land & Nurseries, Inc.	850	28,050
Hain Celestial Group, Inc. (a)	14,840	1,235,133
Inventure Foods, Inc. (a)	5,224	58,822
J&J Snack Foods Corp.	5,987	512,308
John B. Sanfilippo & Son, Inc.	3,009	73,961
Lancaster Colony Corp.	7,061	585,992
Lifeway Foods, Inc.	1,799	26,319
Limoneira Co. (d)	3,679	96,905
Omega Protein Corp. (a)	7,464	69,863
Pilgrims Pride Corp. (a)	23,804	337,303
Post Holdings, Inc. (a)	12,470	535,587
Sanderson Farms, Inc.	8,962	566,488
Seaboard Corp.	119	324,870
Seneca Foods Corp. Class A (a)	2,944	86,318
Snyders-Lance, Inc.	18,111	543,149
Tootsie Roll Industries, Inc. (d)	8,563	274,016
TreeHouse Foods, Inc. (a)	14,022	1,027,252
		10,278,734
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	17,333	127,571
Harbinger Group, Inc. (a)	12,099	131,758
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Oil-Dri Corp. of America	1,780	$ 63,172
Orchids Paper Products Co.	2,211	67,436
Spectrum Brands Holdings, Inc.	8,467	558,145
WD-40 Co.	6,008	435,520
		1,383,602
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	10,062	364,144
Inter Parfums, Inc.	6,750	237,330
LifeVantage Corp. (a)	40,235	88,115
MediFast, Inc. (a)	5,035	117,366
Nature's Sunshine Products, Inc.	4,078	77,033
Nutraceutical International Corp.	3,320	79,846
Prestige Brands Holdings, Inc. (a)	19,783	617,823
Revlon, Inc. (a)	4,533	107,659
Star Scientific, Inc. (a)(d)	60,942	110,305
Synutra International, Inc. (a)	6,213	42,435
The Female Health Co.	7,672	73,037
USANA Health Sciences, Inc. (a)	2,324	158,567
		2,073,660
Tobacco - 0.2%
Alliance One International, Inc. (a)	31,437	93,368
Universal Corp.	8,847	469,156
Vector Group Ltd. (d)	25,185	407,241
		969,765
TOTAL CONSUMER STAPLES		24,276,009
ENERGY - 5.9%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (a)	12,099	177,492
Bolt Technology Corp.	3,186	56,998
Bristow Group, Inc.	13,854	1,114,831
C&J Energy Services, Inc. (a)(d)	17,348	399,698
Cal Dive International, Inc. (a)(d)	36,653	72,206
Carbo Ceramics, Inc. (d)	7,664	960,606
Dawson Geophysical Co. (a)	2,863	83,714
Era Group, Inc. (a)	7,846	247,934
Exterran Holdings, Inc. (a)	22,010	628,386
Forum Energy Technologies, Inc. (a)	14,960	437,730
Geospace Technologies Corp. (a)	4,974	484,567
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Global Geophysical Services, Inc. (a)	8,664	$ 20,707
Gulf Island Fabrication, Inc.	5,280	133,162
Gulfmark Offshore, Inc. Class A	10,432	519,305
Helix Energy Solutions Group, Inc. (a)	41,073	971,787
Hercules Offshore, Inc. (a)	62,381	424,191
Hornbeck Offshore Services, Inc. (a)	13,762	760,626
ION Geophysical Corp. (a)	51,125	237,220
Key Energy Services, Inc. (a)	59,977	469,020
Matrix Service Co. (a)	10,378	215,759
Mitcham Industries, Inc. (a)	4,503	74,930
Natural Gas Services Group, Inc. (a)	4,556	127,522
Newpark Resources, Inc. (a)	33,065	421,579
Nuverra Environmental Solutions, Inc. (a)(d)	55,368	135,098
Parker Drilling Co. (a)	46,521	334,951
PHI, Inc. (non-vtg.) (a)	5,040	200,693
Pioneer Energy Services Corp. (a)	25,246	212,066
RigNet, Inc. (a)	4,619	170,256
SEACOR Holdings, Inc.	7,686	751,691
Tesco Corp. (a)	11,910	204,614
TETRA Technologies, Inc. (a)	30,507	395,676
TGC Industries, Inc.	6,033	44,463
Vantage Drilling Co. (a)(d)	73,725	131,231
Willbros Group, Inc. (a)	15,782	154,032
		11,774,741
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (a)	35,169	101,638
Adams Resources & Energy, Inc.	714	36,964
Alon U.S.A. Energy, Inc.	9,376	113,262
Alpha Natural Resources, Inc. (a)	85,072	595,504
Amyris, Inc. (a)	8,227	20,732
APCO Oil and Gas International, Inc. (a)	3,248	49,435
Approach Resources, Inc. (a)(d)	13,731	386,528
Arch Coal, Inc. (d)	83,115	352,408
Athlon Energy, Inc.	6,991	230,004
Berry Petroleum Co. Class A	20,311	969,850
Bill Barrett Corp. (a)	19,096	528,386
Bonanza Creek Energy, Inc. (a)	11,513	581,867
BPZ Energy, Inc. (a)(d)	42,289	85,001
Callon Petroleum Co. (a)	16,053	109,642
Carrizo Oil & Gas, Inc. (a)	15,518	680,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clayton Williams Energy, Inc. (a)	2,328	$ 181,188
Clean Energy Fuels Corp. (a)(d)	27,139	309,113
Cloud Peak Energy, Inc. (a)	24,223	378,121
Comstock Resources, Inc.	18,585	317,989
Contango Oil & Gas Co.	5,858	251,015
Crosstex Energy, Inc.	18,530	568,686
Delek U.S. Holdings, Inc.	14,296	365,263
Diamondback Energy, Inc.	7,551	390,009
Emerald Oil, Inc. (a)	22,456	195,367
Endeavour International Corp. (a)(d)	17,124	101,717
Energy XXI (Bermuda) Ltd.	30,423	884,092
EPL Oil & Gas, Inc. (a)	11,576	369,043
Equal Energy Ltd.	12,897	61,229
Evolution Petroleum Corp. (a)	6,560	79,114
EXCO Resources, Inc. (d)	51,981	281,217
Forest Oil Corp. (a)	46,153	218,765
Frontline Ltd. (NY Shares) (a)(d)	17,517	37,136
FX Energy, Inc. (a)(d)	18,876	65,688
GasLog Ltd.	9,663	143,785
Gastar Exploration, Inc. (a)	19,783	85,463
Goodrich Petroleum Corp. (a)	12,323	288,235
Green Plains Renewable Energy, Inc.	10,096	162,848
Halcon Resources Corp. (a)(d)	89,161	461,854
Hallador Energy Co.	3,545	27,297
Isramco, Inc. (a)	331	43,682
Jones Energy, Inc.	3,896	62,375
KiOR, Inc. Class A (a)	16,339	38,070
Knightsbridge Tankers Ltd.	12,602	103,840
Kodiak Oil & Gas Corp. (a)	102,721	1,332,291
L&L Energy, Inc. (a)(d)	10,887	15,460
Magnum Hunter Resources Corp. (a)(d)	66,120	471,436
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	485
Matador Resources Co. (a)	22,695	417,815
Midstates Petroleum Co., Inc. (a)(d)	11,749	66,264
Miller Energy Resources, Inc. (a)(d)	10,802	73,022
Nordic American Tanker Shipping Ltd. (d)	25,537	208,382
Northern Oil & Gas, Inc. (a)(d)	24,812	407,661
Panhandle Royalty Co. Class A	2,593	87,047
PDC Energy, Inc. (a)	13,709	929,607
Penn Virginia Corp. (a)(d)	22,058	187,714
Petroquest Energy, Inc. (a)	20,718	97,789
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)(d)	45,165	$ 96,653
Renewable Energy Group, Inc. (a)	8,182	89,266
Rentech, Inc.	89,556	153,141
Resolute Energy Corp. (a)	26,013	244,002
Rex American Resources Corp. (a)	1,986	57,276
Rex Energy Corp. (a)	17,866	384,119
Rosetta Resources, Inc. (a)	23,609	1,415,123
Sanchez Energy Corp. (a)	14,763	420,893
Scorpio Tankers, Inc.	71,064	820,079
SemGroup Corp. Class A	16,257	981,760
Ship Finance International Ltd. (NY Shares)	21,212	351,059
Solazyme, Inc. (a)(d)	18,024	188,531
Stone Energy Corp. (a)	19,271	671,787
Swift Energy Co. (a)(d)	17,270	236,944
Synergy Resources Corp. (a)	19,570	202,745
Targa Resources Corp.	12,691	984,314
Teekay Tankers Ltd. (d)	22,435	58,555
Triangle Petroleum Corp. (a)	26,068	275,539
Ur-Energy, Inc. (a)(d)	41,000	43,648
Uranium Energy Corp. (a)	29,418	51,776
VAALCO Energy, Inc. (a)	23,603	124,388
W&T Offshore, Inc.	13,275	253,420
Warren Resources, Inc. (a)	25,649	80,281
Western Refining, Inc. (d)	20,939	675,702
Westmoreland Coal Co. (a)	4,374	62,155
ZaZa Energy Corp. (a)	11,941	14,807
		24,546,667
TOTAL ENERGY		36,321,408
FINANCIALS - 22.6%
Capital Markets - 2.7%
Apollo Investment Corp.	85,159	726,406
Arlington Asset Investment Corp.	5,777	142,519
BGC Partners, Inc. Class A	50,556	268,958
BlackRock Kelso Capital Corp.	28,471	267,343
Calamos Asset Management, Inc. Class A	6,921	67,964
Capital Southwest Corp.	4,962	163,101
CIFI Corp.	2,236	17,664
Cohen & Steers, Inc. (d)	7,335	281,371
Cowen Group, Inc. Class A (a)	41,385	164,298
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Diamond Hill Investment Group, Inc.	1,242	$ 136,955
Evercore Partners, Inc. Class A	12,349	623,254
FBR & Co. (a)	3,212	85,118
Fidus Investment Corp.	4,885	99,214
Fifth Street Finance Corp.	51,668	527,014
Financial Engines, Inc.	18,981	1,060,468
Firsthand Technology Value Fund, Inc. (a)	3,175	74,009
FXCM, Inc. Class A	14,466	237,098
GAMCO Investors, Inc. Class A	2,444	174,770
Garrison Capital, Inc.	1,998	29,431
GFI Group, Inc.	24,795	86,039
Gladstone Capital Corp.	7,901	69,687
Gladstone Investment Corp.	9,095	64,302
Golub Capital BDC, Inc. (d)	13,679	240,750
Greenhill & Co., Inc.	10,816	554,861
GSV Capital Corp. (a)(d)	7,577	115,852
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,455	66,824
Hercules Technology Growth Capital, Inc.	24,016	370,807
HFF, Inc.	12,982	318,708
Horizon Technology Finance Corp.	2,719	36,652
ICG Group, Inc. (a)	14,818	241,682
INTL FCStone, Inc. (a)	5,019	102,689
Investment Technology Group, Inc. (a)	14,327	229,519
Janus Capital Group, Inc.	58,008	572,539
JMP Group, Inc.	6,161	39,492
KCAP Financial, Inc.	10,277	86,635
KCG Holdings, Inc. Class A	27,582	241,067
Ladenburg Thalmann Financial Services, Inc. (a)	37,583	78,924
Main Street Capital Corp.	15,174	461,290
Manning & Napier, Inc. Class A	4,823	80,062
MCG Capital Corp.	26,856	126,492
Medallion Financial Corp.	6,712	101,888
Medley Capital Corp.	16,227	226,204
MVC Capital, Inc.	7,954	110,004
New Mountain Finance Corp.	16,444	233,176
NGP Capital Resources Co.	7,597	56,522
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,697	73,312
PennantPark Floating Rate Capital Ltd.	5,096	67,726
PennantPark Investment Corp.	28,837	324,705
Piper Jaffray Companies (a)	6,310	226,466
Prospect Capital Corp.	104,657	1,186,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Pzena Investment Management, Inc.	4,205	$ 30,234
RCS Capital Corp. Class A	803	14,133
Safeguard Scientifics, Inc. (a)	7,694	134,260
Silvercrest Asset Management Group Class A	2,047	30,234
Solar Capital Ltd.	17,289	396,783
Solar Senior Capital Ltd.	4,020	73,325
Stellus Capital Investment Corp.	4,182	62,061
Stifel Financial Corp. (a)	24,619	1,008,148
SWS Group, Inc. (a)	10,400	58,552
TCP Capital Corp. (d)	12,687	211,492
THL Credit, Inc.	12,310	200,038
TICC Capital Corp.	19,077	190,770
Triangle Capital Corp.	11,048	328,788
Virtus Investment Partners, Inc. (a)	2,576	524,268
Walter Investment Management Corp. (a)	14,212	536,787
Westwood Holdings Group, Inc.	3,374	179,935
WhiteHorse Finance, Inc.	2,485	38,294
WisdomTree Investments, Inc. (a)	38,478	534,844
		16,491,587
Commercial Banks - 7.0%
1st Source Corp.	6,600	207,108
1st United Bancorp, Inc.	10,951	83,666
Access National Corp.	2,604	37,836
American National Bankshares, Inc.	2,895	66,411
Ameris Bancorp (a)	8,733	159,814
Ames National Corp.	3,494	78,720
Arrow Financial Corp.	4,053	104,608
BancFirst Corp.	2,522	140,148
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	11,500	301,645
Bancorp, Inc., Delaware (a)	13,259	214,398
BancorpSouth, Inc.	36,907	815,645
Bank of Kentucky Financial Corp.	2,119	61,048
Bank of Marin Bancorp	1,890	80,420
Bank of the Ozarks, Inc.	11,850	586,338
Banner Bank	7,893	301,986
Bar Harbor Bankshares	1,359	51,289
BBCN Bancorp, Inc.	30,501	452,330
BNC Bancorp	6,656	87,260
Boston Private Financial Holdings, Inc.	32,148	366,166
Bridge Bancorp, Inc.	4,902	113,187
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bridge Capital Holdings (a)	3,431	$ 60,351
Bryn Mawr Bank Corp.	4,789	133,422
C & F Financial Corp.	1,192	64,261
Camden National Corp.	2,725	109,954
Capital Bank Financial Corp. Series A (a)	9,945	220,978
Capital City Bank Group, Inc. (a)	4,399	54,108
Cardinal Financial Corp.	11,123	183,530
Cascade Bancorp (a)	1,863	9,632
Cathay General Bancorp	30,615	754,047
Center Bancorp, Inc.	4,266	63,819
Centerstate Banks of Florida, Inc.	10,606	104,575
Central Pacific Financial Corp.	7,853	144,652
Century Bancorp, Inc. Class A (non-vtg.)	1,121	36,433
Chemical Financial Corp.	12,208	357,572
Chemung Financial Corp.	1,243	43,791
Citizens & Northern Corp.	4,317	85,304
City Holding Co.	6,808	309,764
CNB Financial Corp., Pennsylvania	6,601	132,086
CoBiz, Inc.	13,226	143,502
Columbia Banking Systems, Inc.	19,832	509,484
Community Bank System, Inc.	15,290	555,180
Community Trust Bancorp, Inc.	5,079	216,315
CommunityOne Bancorp (a)	3,691	39,715
ConnectOne Bancorp, Inc.	718	27,291
CU Bancorp (a)	3,472	64,579
Customers Bancorp, Inc. (a)	7,112	119,126
CVB Financial Corp.	35,063	509,816
Eagle Bancorp, Inc., Maryland	9,246	244,557
Enterprise Bancorp, Inc.	2,533	49,495
Enterprise Financial Services Corp.	6,693	120,675
Farmers Capital Bank Corp. (a)	2,735	56,177
Fidelity Southern Corp.	5,411	82,626
Financial Institutions, Inc.	4,955	117,285
First Bancorp, North Carolina	6,984	104,620
First Bancorp, Puerto Rico (a)	28,767	159,657
First Busey Corp.	27,251	140,888
First Commonwealth Financial Corp.	39,173	340,413
First Community Bancshares, Inc.	6,615	110,404
First Connecticut Bancorp, Inc.	6,245	91,677
First Financial Bancorp, Ohio	23,028	357,395
First Financial Bankshares, Inc. (d)	12,094	743,902
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Corp., Indiana	4,406	$ 152,183
First Financial Holdings, Inc.	9,237	553,573
First Interstate Bancsystem, Inc.	6,425	161,332
First Merchants Corp.	10,553	198,396
First Midwest Bancorp, Inc., Delaware	29,573	491,799
First NBC Bank Holding Co.	1,433	38,189
First of Long Island Corp.	2,992	117,735
First Security Group, Inc.	23,431	47,565
FirstMerit Corp.	64,151	1,440,831
Flushing Financial Corp.	11,210	225,209
FNB Corp., Pennsylvania	58,061	726,343
German American Bancorp, Inc.	4,535	123,261
Glacier Bancorp, Inc.	27,916	771,319
Great Southern Bancorp, Inc.	3,570	100,246
Guaranty Bancorp	5,346	72,171
Hampton Roads Bankshares, Inc. (a)	11,809	16,651
Hancock Holding Co.	32,338	1,060,040
Hanmi Financial Corp.	13,144	229,757
Heartland Financial U.S.A., Inc.	6,427	170,251
Heritage Commerce Corp.	7,152	55,714
Heritage Financial Corp., Washington	5,543	89,409
Heritage Oaks Bancorp (a)	6,804	46,607
Home Bancshares, Inc.	17,317	586,700
Home Federal Bancorp, Inc.	5,106	79,603
HomeTrust Bancshares, Inc. (a)	7,543	121,819
Horizon Bancorp Industries	3,081	66,889
Hudson Valley Holding Corp.	5,817	107,556
IBERIABANK Corp.	11,565	675,743
Independent Bank Corp., Massachusetts	8,370	300,316
Independent Bank Group, Inc.	1,331	50,219
International Bancshares Corp.	20,907	477,725
Intervest Bancshares Corp. Class A (a)	7,047	51,373
Investors Bancorp, Inc.	16,779	397,830
Lakeland Bancorp, Inc.	16,916	192,842
Lakeland Financial Corp.	6,133	218,273
LCNB Corp.	2,336	47,070
Macatawa Bank Corp. (a)	8,586	42,157
MainSource Financial Group, Inc.	7,233	117,319
MB Financial, Inc.	20,951	622,245
Mercantile Bank Corp.	3,024	66,044
Merchants Bancshares, Inc.	2,122	63,618
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Metro Bancorp, Inc. (a)	5,201	$ 110,989
Metrocorp Bancshares, Inc.	5,598	80,219
Middleburg Financial Corp.	1,830	33,526
Midsouth Bancorp, Inc.	2,917	44,280
MidWestOne Financial Group, Inc.	2,441	64,491
National Bank Holdings Corp.	20,828	437,388
National Bankshares, Inc.	2,417	84,958
National Penn Bancshares, Inc.	45,115	467,843
NBT Bancorp, Inc.	18,330	446,702
NewBridge Bancorp (a)	9,185	68,520
Northrim Bancorp, Inc.	2,280	57,228
OFG Bancorp	18,021	266,891
Old National Bancorp, Indiana	38,949	566,318
OmniAmerican Bancorp, Inc. (a)	4,144	90,836
Pacific Continental Corp.	6,560	90,397
Pacific Premier Bancorp, Inc. (a)	6,021	83,752
PacWest Bancorp (d)	14,343	545,751
Palmetto Bancshares, Inc. (a)	1,517	20,358
Park National Corp.	4,236	335,576
Park Sterling Corp.	16,148	105,123
Peapack-Gladstone Financial Corp.	3,104	56,927
Peapack-Gladstone Financial Corp. rights (a)	3,104	0
Penns Woods Bancorp, Inc.	1,795	91,904
Peoples Bancorp, Inc.	4,014	89,994
Pinnacle Financial Partners, Inc.	13,690	424,390
Preferred Bank, Los Angeles (a)	4,140	79,571
PrivateBancorp, Inc.	24,589	598,988
Prosperity Bancshares, Inc.	23,297	1,454,898
Renasant Corp.	13,143	376,941
Republic Bancorp, Inc., Kentucky Class A	3,480	80,110
S&T Bancorp, Inc.	12,249	300,345
S.Y. Bancorp, Inc.	4,962	148,910
Sandy Spring Bancorp, Inc.	10,785	264,125
Seacoast Banking Corp., Florida (a)	26,535	60,500
Sierra Bancorp	4,391	83,122
Simmons First National Corp. Class A	6,012	196,833
Southside Bancshares, Inc.	8,649	236,118
Southwest Bancorp, Inc., Oklahoma (a)	7,068	113,159
State Bank Financial Corp.	11,556	197,145
StellarOne Corp.	9,380	218,366
Sterling Bancorp, New York	11,083	163,474
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp.	13,152	$ 380,882
Suffolk Bancorp (a)	4,118	80,507
Sun Bancorp, Inc., New Jersey (a)	14,612	48,220
Susquehanna Bancshares, Inc.	72,689	856,640
Taylor Capital Group, Inc. (a)	6,335	145,705
Texas Capital Bancshares, Inc. (a)	15,762	820,412
The First Bancorp, Inc.	3,282	57,140
Tompkins Financial Corp.	5,835	287,782
TowneBank (d)	9,418	137,126
Trico Bancshares	5,946	150,374
TriState Capital Holdings, Inc. (a)	2,339	29,261
Trustmark Corp.	25,727	698,745
UMB Financial Corp.	13,809	813,626
Umpqua Holdings Corp. (d)	43,046	704,663
Union First Market Bankshares Corp.	8,070	194,648
United Bankshares, Inc., West Virginia (d)	19,712	583,081
United Community Banks, Inc., Georgia (a)	17,144	267,275
Univest Corp. of Pennsylvania	6,235	124,513
VantageSouth Bancshares, Inc. (a)	4,160	20,342
ViewPoint Financial Group	15,493	337,902
Virginia Commerce Bancorp, Inc. (a)	9,898	158,665
Washington Banking Co., Oak Harbor	5,766	98,080
Washington Trust Bancorp, Inc.	6,588	216,679
Webster Financial Corp.	35,024	976,819
WesBanco, Inc.	10,952	321,989
West Bancorp., Inc.	5,015	69,307
Westamerica Bancorp.	10,214	525,817
Western Alliance Bancorp. (a)	28,248	597,445
Wilshire Bancorp, Inc.	23,026	195,030
Wintrust Financial Corp.	13,897	604,658
Yadkin Financial Corp. (a)	5,375	88,258
		43,085,560
Consumer Finance - 0.8%
Cash America International, Inc.	11,013	434,463
Consumer Portfolio Services, Inc. (a)	6,832	45,911
Credit Acceptance Corp. (a)	2,807	332,068
DFC Global Corp. (a)	15,977	193,322
Encore Capital Group, Inc. (a)(d)	9,561	467,055
EZCORP, Inc. (non-vtg.) Class A (a)	19,905	313,106
First Cash Financial Services, Inc. (a)	11,353	686,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Marblehead Corp. (a)	29,922	$ 28,725
Green Dot Corp. Class A (a)	9,774	209,750
Imperial Holdings, Inc. (a)	6,246	36,602
Nelnet, Inc. Class A	8,639	368,281
Nicholas Financial, Inc.	3,866	62,049
Portfolio Recovery Associates, Inc. (a)(d)	19,651	1,168,252
Regional Management Corp. (a)	1,943	62,195
World Acceptance Corp. (a)	3,534	367,960
		4,776,482
Diversified Financial Services - 0.3%
California First National Bancorp	699	12,477
Gain Capital Holdings, Inc.	3,801	39,796
MarketAxess Holdings, Inc.	14,497	945,639
Marlin Business Services Corp.	3,103	85,550
NewStar Financial, Inc. (a)	10,573	184,076
PHH Corp. (a)	21,891	526,479
PICO Holdings, Inc. (a)	9,077	213,128
Resource America, Inc. Class A	4,292	37,040
		2,044,185
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	17,079	344,825
American Equity Investment Life Holding Co.	24,474	510,038
Amerisafe, Inc.	7,104	273,504
Amtrust Financial Services, Inc. (d)	12,098	464,079
Argo Group International Holdings, Ltd.	10,488	440,286
Baldwin & Lyons, Inc. Class B	3,230	88,276
Citizens, Inc. Class A (a)(d)	16,034	134,686
CNO Financial Group, Inc.	86,013	1,340,083
Crawford & Co. Class B	9,593	105,427
Donegal Group, Inc. Class A	2,597	41,162
Eastern Insurance Holdings, Inc.	2,327	56,872
eHealth, Inc. (a)	7,122	303,540
EMC Insurance Group	1,532	52,149
Employers Holdings, Inc.	12,072	363,005
Enstar Group Ltd. (a)	3,700	502,941
FBL Financial Group, Inc. Class A	3,218	143,973
First American Financial Corp.	41,894	1,083,379
Fortegra Financial Corp. (a)	2,204	16,243
Global Indemnity PLC (a)	2,988	73,594
Greenlight Capital Re, Ltd. (a)	11,368	350,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hallmark Financial Services, Inc. (a)	4,857	$ 41,333
HCI Group, Inc.	3,429	150,670
Health Insurance Innovations	1,839	22,325
Hilltop Holdings, Inc. (a)	23,503	407,542
Horace Mann Educators Corp.	15,155	419,794
Independence Holding Co.	2,822	38,718
Infinity Property & Casualty Corp.	4,716	323,423
Investors Title Co.	478	37,351
Kansas City Life Insurance Co.	1,342	61,598
Maiden Holdings Ltd.	20,122	220,336
Meadowbrook Insurance Group, Inc.	20,774	137,939
Montpelier Re Holdings Ltd.	17,548	484,500
National Interstate Corp.	2,450	64,019
National Western Life Insurance Co. Class A	786	163,488
Navigators Group, Inc. (a)	3,787	212,981
OneBeacon Insurance Group Ltd.	10,639	169,798
Phoenix Companies, Inc. (a)	2,152	83,003
Platinum Underwriters Holdings Ltd.	11,033	686,142
Primerica, Inc.	22,133	950,612
RLI Corp.	8,134	768,500
Safety Insurance Group, Inc.	5,612	306,920
Selective Insurance Group, Inc.	21,393	561,994
State Auto Financial Corp.	6,419	121,961
Stewart Information Services Corp.	8,457	264,873
Symetra Financial Corp.	30,941	579,525
Third Point Reinsurance Ltd.	9,813	153,083
Tower Group International Ltd.	20,853	75,696
United Fire Group, Inc.	8,186	259,496
Universal Insurance Holdings, Inc.	9,380	73,539
		14,529,242
Real Estate Investment Trusts - 7.4%
Acadia Realty Trust (SBI)	21,094	562,577
AG Mortgage Investment Trust, Inc.	11,046	180,492
Agree Realty Corp.	4,890	154,377
Alexanders, Inc.	844	271,565
American Assets Trust, Inc.	12,616	419,987
American Capital Mortgage Investment Corp.	23,191	443,180
American Realty Capital Properties, Inc. (d)	58,846	780,886
American Residential Properties, Inc. (a)	5,011	86,340
AmREIT, Inc. Class B	7,997	140,747
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	55,982	$ 274,872
Apollo Commercial Real Estate Finance, Inc.	13,566	218,548
Apollo Residential Mortgage, Inc.	12,836	193,310
Ares Commercial Real Estate Corp.	7,601	94,480
Armada Hoffler Properties, Inc.	6,976	67,109
Armour Residential REIT, Inc.	146,219	602,422
Ashford Hospitality Trust, Inc.	23,749	310,162
Associated Estates Realty Corp.	22,518	345,426
Aviv REIT, Inc.	4,129	104,877
Campus Crest Communities, Inc.	24,404	244,284
CapLease, Inc.	33,484	284,614
Capstead Mortgage Corp.	37,045	438,242
Cedar Shopping Centers, Inc.	26,019	148,568
Chambers Street Properties (d)	91,651	855,104
Chatham Lodging Trust	10,352	195,239
Chesapeake Lodging Trust	18,671	440,075
Colony Financial, Inc.	25,130	508,380
Coresite Realty Corp.	8,212	266,397
Cousins Properties, Inc.	64,486	730,626
CubeSmart	51,233	936,027
CyrusOne, Inc.	7,613	148,377
CYS Investments, Inc.	67,599	573,916
DCT Industrial Trust, Inc.	111,082	860,886
DiamondRock Hospitality Co.	75,524	860,218
DuPont Fabros Technology, Inc.	24,054	597,742
Dynex Capital, Inc.	22,599	195,255
EastGroup Properties, Inc.	11,593	738,010
Education Realty Trust, Inc.	43,856	400,844
Ellington Residential Mortgage REIT	2,273	35,504
EPR Properties	19,753	1,014,712
Equity One, Inc.	22,707	547,466
Excel Trust, Inc.	19,610	236,889
FelCor Lodging Trust, Inc. (a)	49,335	331,531
First Industrial Realty Trust, Inc.	41,226	744,954
First Potomac Realty Trust	22,293	273,981
Franklin Street Properties Corp.	35,266	465,511
Getty Realty Corp.	11,145	213,761
Gladstone Commercial Corp.	5,221	98,677
Glimcher Realty Trust	55,998	573,980
Government Properties Income Trust	20,646	504,795
Gramercy Property Trust, Inc. (a)	21,562	98,538
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	36,793	$ 883,400
Hersha Hospitality Trust	78,378	444,403
Highwoods Properties, Inc. (SBI)	34,327	1,325,022
Hudson Pacific Properties, Inc.	16,632	344,116
Inland Real Estate Corp.	33,113	353,978
Invesco Mortgage Capital, Inc.	51,539	796,278
Investors Real Estate Trust	39,739	342,550
iStar Financial, Inc. (a)	33,769	426,502
JAVELIN Mortgage Investment Corp. (d)	4,928	58,495
Kite Realty Group Trust	35,133	224,851
LaSalle Hotel Properties (SBI)	40,043	1,243,335
Lexington Corporate Properties Trust	68,985	807,125
LTC Properties, Inc.	13,203	520,858
Medical Properties Trust, Inc.	63,059	822,289
Monmouth Real Estate Investment Corp. Class A	19,904	183,515
National Health Investors, Inc.	9,689	605,756
New Residential Investment Corp.	96,770	639,650
New York Mortgage Trust, Inc. (d)	23,334	149,804
NorthStar Realty Finance Corp.	93,003	867,718
One Liberty Properties, Inc.	4,198	88,746
Parkway Properties, Inc.	16,408	297,149
Pebblebrook Hotel Trust	23,760	717,552
Pennsylvania Real Estate Investment Trust (SBI)	26,380	478,269
PennyMac Mortgage Investment Trust	27,032	623,628
Physicians Realty Trust	4,067	51,082
Potlatch Corp.	15,727	642,133
PS Business Parks, Inc.	6,945	565,948
RAIT Financial Trust	28,354	214,073
Ramco-Gershenson Properties Trust (SBI)	23,049	374,777
Redwood Trust, Inc. (d)	31,671	554,876
Resource Capital Corp.	48,709	299,560
Retail Opportunity Investments Corp.	28,065	415,362
Rexford Industrial Realty, Inc.	6,428	87,549
RLJ Lodging Trust	47,071	1,189,013
Rouse Properties, Inc.	9,394	189,947
Ryman Hospitality Properties, Inc. (d)	16,927	624,776
Sabra Health Care REIT, Inc.	14,707	395,618
Saul Centers, Inc.	3,452	162,244
Select Income (REIT)	8,388	231,089
Silver Bay Realty Trust Corp. (d)	5,539	85,633
Sovran Self Storage, Inc.	12,199	933,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.	16,006	$ 334,685
Strategic Hotel & Resorts, Inc. (a)	69,770	606,999
Summit Hotel Properties, Inc.	31,361	288,208
Sun Communities, Inc.	13,831	616,448
Sunstone Hotel Investors, Inc.	62,382	826,562
Terreno Realty Corp.	9,991	177,640
The Geo Group, Inc.	27,594	973,240
UMH Properties, Inc.	5,499	55,320
Universal Health Realty Income Trust (SBI)	4,340	190,613
Urstadt Biddle Properties, Inc. Class A	11,994	236,762
Washington REIT (SBI)	25,454	667,149
Western Asset Mortgage Capital Corp. (d)	10,096	162,647
Whitestone REIT Class B	8,737	120,483
Winthrop Realty Trust	13,385	157,541
ZAIS Financial Corp.	2,283	39,724
		45,530,252
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	16,585	613,645
Altisource Residential Corp. Class B	16,368	434,898
AV Homes, Inc. (a)	3,435	65,609
Consolidated-Tomoka Land Co.	2,155	80,856
Forestar Group, Inc. (a)	13,549	302,549
Kennedy-Wilson Holdings, Inc.	21,822	437,313
Tejon Ranch Co. (a)	5,503	203,721
Thomas Properties Group, Inc.	10,819	73,569
		2,212,160
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	33,096	437,198
Banc of California, Inc.	5,861	82,699
Bank Mutual Corp.	16,965	107,897
BankFinancial Corp.	7,270	67,538
BBX Capital Corp. (a)	2,900	38,251
Beneficial Mutual Bancorp, Inc. (a)	11,307	110,243
Berkshire Hills Bancorp, Inc.	9,216	233,810
BofI Holding, Inc. (a)	4,560	275,515
Brookline Bancorp, Inc., Delaware	30,169	267,599
Capitol Federal Financial, Inc.	55,295	700,588
Charter Financial Corp.	8,182	88,693
Clifton Savings Bancorp, Inc.	3,116	39,355
Dime Community Bancshares, Inc.	11,506	188,238
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp. (a)	2,431	$ 41,084
ESB Financial Corp.	4,421	58,844
ESSA Bancorp, Inc.	2,882	31,587
EverBank Financial Corp. (d)	30,512	461,341
Farmer Mac Class C (non-vtg.)	3,756	134,052
First Defiance Financial Corp.	3,653	94,320
First Federal Bancshares of Arkansas, Inc. (a)	780	7,004
First Financial Northwest, Inc.	5,560	60,270
Flagstar Bancorp, Inc. (a)	7,176	116,323
Fox Chase Bancorp, Inc.	4,298	74,226
Franklin Financial Corp./VA	3,926	74,084
Hingham Institution for Savings	435	31,633
Home Bancorp, Inc. (a)	2,092	38,012
Home Loan Servicing Solutions Ltd.	27,612	651,919
HomeStreet, Inc.	4,670	88,823
Kearny Financial Corp. (a)	5,413	56,837
Meridian Interstate Bancorp, Inc. (a)	3,171	75,280
Meta Financial Group, Inc.	2,164	80,544
MGIC Investment Corp. (a)	125,611	1,022,474
NASB Financial, Inc. (a)	1,446	37,235
Northfield Bancorp, Inc.	21,005	271,595
Northwest Bancshares, Inc.	35,003	489,692
OceanFirst Financial Corp.	4,856	85,417
Oritani Financial Corp.	19,819	321,464
PennyMac Financial Services, Inc.	4,723	76,040
Provident Financial Holdings, Inc.	3,403	51,589
Provident Financial Services, Inc.	24,087	451,390
Provident New York Bancorp	21,205	248,523
Radian Group, Inc.	66,322	966,312
Rockville Financial, Inc.	10,020	131,763
Roma Financial Corp. (a)	2,808	54,644
Territorial Bancorp, Inc.	3,810	83,096
Tree.com, Inc.	2,439	71,975
Trustco Bank Corp., New York	37,793	253,969
United Community Financial Corp. (a)	17,414	69,656
United Financial Bancorp, Inc.	7,043	110,434
Walker & Dunlop, Inc. (a)	6,019	78,127
Waterstone Financial, Inc. (a)	2,779	29,569
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	6,813	$ 49,122
WSFS Financial Corp.	2,861	200,299
		9,968,192
TOTAL FINANCIALS		138,637,660
HEALTH CARE - 12.5%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)(d)	27,336	621,347
Achillion Pharmaceuticals, Inc. (a)	36,169	90,784
Acorda Therapeutics, Inc. (a)	15,700	480,577
Aegerion Pharmaceuticals, Inc. (a)	11,075	917,232
Agios Pharmaceuticals, Inc.	2,406	55,723
Alnylam Pharmaceuticals, Inc. (a)	22,548	1,298,990
AMAG Pharmaceuticals, Inc. (a)	8,669	233,890
Amicus Therapeutics, Inc. (a)	12,136	25,728
Anacor Pharmaceuticals, Inc. (a)	10,093	131,310
Arena Pharmaceuticals, Inc. (a)(d)	83,566	366,855
ArQule, Inc. (a)	22,039	49,588
Array BioPharma, Inc. (a)	45,573	228,776
AVEO Pharmaceuticals, Inc. (a)	17,509	36,244
BioTime, Inc. (a)(d)	12,512	45,419
Bluebird Bio, Inc.	2,416	51,340
Cell Therapeutics, Inc. (a)	39,414	69,369
Celldex Therapeutics, Inc. (a)	31,092	712,318
Cellular Dynamics International, Inc.	1,360	19,190
Cepheid, Inc. (a)	25,982	1,057,987
Chelsea Therapeutics International Ltd. (a)	23,547	66,638
ChemoCentryx, Inc. (a)(d)	8,275	40,961
Chimerix, Inc.	3,050	46,208
Clovis Oncology, Inc. (a)	6,204	317,086
Conatus Pharmaceuticals, Inc.	2,264	20,150
Coronado Biosciences, Inc. (a)(d)	9,439	15,763
Cubist Pharmaceuticals, Inc. rights (a)	17,864	34,478
Curis, Inc. (a)(d)	29,239	116,664
Cytokinetics, Inc. (a)(d)	9,609	57,750
Cytori Therapeutics, Inc. (a)	22,841	47,052
Dendreon Corp. (a)(d)	63,670	163,632
Durata Therapeutics, Inc. (a)	4,449	43,066
Dyax Corp. (a)	47,454	390,072
Dynavax Technologies Corp. (a)	67,005	82,416
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Emergent BioSolutions, Inc. (a)	11,995	$ 234,262
Enanta Pharmaceuticals, Inc.	1,354	27,026
Enzon Pharmaceuticals, Inc.	14,393	21,302
Epizyme, Inc. (d)	2,419	92,696
Esperion Therapeutics, Inc.	1,661	26,028
Exact Sciences Corp. (a)	27,467	302,686
Exelixis, Inc. (a)(d)	72,571	357,775
Fibrocell Science, Inc. (a)	10,327	38,210
Galena Biopharma, Inc. (a)(d)	42,919	95,709
Genomic Health, Inc. (a)	6,146	183,888
Geron Corp. (a)	49,910	197,145
GTx, Inc. (a)(d)	7,741	13,237
Halozyme Therapeutics, Inc. (a)(d)	33,727	392,920
Hyperion Therapeutics, Inc. (a)	3,090	61,893
Idenix Pharmaceuticals, Inc. (a)(d)	39,339	129,425
ImmunoGen, Inc. (a)(d)	34,219	563,245
Immunomedics, Inc. (a)	26,461	100,287
Infinity Pharmaceuticals, Inc. (a)	18,039	244,428
Insmed, Inc. (a)	13,271	188,979
Insys Therapeutics, Inc. (a)	2,049	81,735
Intercept Pharmaceuticals, Inc.	2,796	151,655
InterMune, Inc. (a)	31,547	444,497
Intrexon Corp.	4,932	104,558
Ironwood Pharmaceuticals, Inc. Class A (a)	36,103	346,950
Isis Pharmaceuticals, Inc. (a)(d)	43,548	1,448,842
KaloBios Pharmaceuticals, Inc.	6,513	26,117
Keryx Biopharmaceuticals, Inc. (a)	31,070	321,575
KYTHERA Biopharmaceuticals, Inc.	4,712	210,674
Lexicon Pharmaceuticals, Inc. (a)	89,725	215,340
Ligand Pharmaceuticals, Inc. Class B (a)	6,992	361,906
MannKind Corp. (a)(d)	58,396	285,556
MEI Pharma, Inc. (a)	3,101	24,870
Merrimack Pharmaceuticals, Inc. (a)(d)	35,876	96,148
MiMedx Group, Inc. (a)	31,140	165,042
Momenta Pharmaceuticals, Inc. (a)	18,338	300,560
Nanosphere, Inc. (a)	19,418	37,865
Neurocrine Biosciences, Inc. (a)	27,291	257,627
NewLink Genetics Corp. (a)	6,799	113,883
Novavax, Inc. (a)	74,440	230,764
NPS Pharmaceuticals, Inc. (a)	38,611	1,111,225
OncoGenex Pharmaceuticals, Inc. (a)	6,487	45,604
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OncoMed Pharmaceuticals, Inc.	1,701	$ 23,661
Onconova Therapeutics, Inc.	2,107	33,164
Opko Health, Inc. (a)(d)	72,671	728,163
Orexigen Therapeutics, Inc. (a)	34,909	170,356
Osiris Therapeutics, Inc. (a)	6,102	81,218
OvaScience, Inc. (a)	3,428	33,149
PDL BioPharma, Inc. (d)	52,293	423,050
Peregrine Pharmaceuticals, Inc. (a)(d)	54,953	70,889
Portola Pharmaceuticals, Inc.	4,520	100,118
Progenics Pharmaceuticals, Inc. (a)	20,977	76,356
Prothena Corp. PLC (a)	5,632	135,393
PTC Therapeutics, Inc. (a)	3,378	60,770
Puma Biotechnology, Inc. (a)	8,398	321,727
Raptor Pharmaceutical Corp. (a)(d)	23,530	338,361
Receptos, Inc.	2,009	51,350
Regulus Therapeutics, Inc. (d)	3,897	27,162
Repligen Corp. (a)	11,755	128,600
Rigel Pharmaceuticals, Inc. (a)	31,217	96,461
Sangamo Biosciences, Inc. (a)	23,186	217,253
Sarepta Therapeutics, Inc. (a)(d)	13,047	508,050
SIGA Technologies, Inc. (a)(d)	12,796	43,890
Spectrum Pharmaceuticals, Inc. (d)	23,242	199,649
Stemline Therapeutics, Inc.	3,404	94,733
Sunesis Pharmaceuticals, Inc. (a)	11,729	58,762
Synageva BioPharma Corp. (a)(d)	7,639	388,061
Synergy Pharmaceuticals, Inc. (a)	33,334	134,669
Synta Pharmaceuticals Corp. (a)(d)	14,661	66,561
Targacept, Inc. (a)	11,269	53,528
TESARO, Inc. (a)	5,129	197,467
Tetraphase Pharmaceuticals, Inc.	3,990	49,995
TG Therapeutics, Inc. (a)	5,011	18,090
Threshold Pharmaceuticals, Inc. (a)	16,342	70,924
Vanda Pharmaceuticals, Inc. (a)	12,100	86,636
Verastem, Inc. (a)	6,187	61,870
Vical, Inc. (a)	28,468	35,585
XOMA Corp. (a)	25,837	116,525
ZIOPHARM Oncology, Inc. (a)(d)	24,249	85,841
		22,976,774
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	8,595	307,099
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Abiomed, Inc. (a)	14,718	$ 352,938
Accuray, Inc. (a)(d)	28,479	192,233
Align Technology, Inc. (a)	28,252	1,612,059
Alphatec Holdings, Inc. (a)	22,188	40,382
Analogic Corp.	4,711	434,496
Angiodynamics, Inc. (a)	9,075	142,659
Anika Therapeutics, Inc. (a)	4,675	139,642
Antares Pharma, Inc. (a)(d)	41,602	166,408
ArthroCare Corp. (a)	11,168	418,130
Atricure, Inc. (a)	8,669	120,066
Atrion Corp.	561	149,888
BioLase Technology, Inc. (d)	12,277	22,958
Cantel Medical Corp.	12,927	453,738
Cardiovascular Systems, Inc. (a)	8,121	246,472
Cerus Corp. (a)(d)	27,269	172,067
CONMED Corp.	10,947	397,048
Cryolife, Inc.	9,720	87,383
Cutera, Inc. (a)	5,094	51,195
Cyberonics, Inc. (a)	10,682	616,992
Cynosure, Inc. Class A (a)	7,730	167,045
Derma Sciences, Inc. (a)	4,805	55,594
DexCom, Inc. (a)	27,113	778,956
Endologix, Inc. (a)	24,245	438,107
Exactech, Inc. (a)	3,341	75,841
Genmark Diagnostics, Inc. (a)	13,876	167,900
Globus Medical, Inc. (a)(d)	20,826	399,859
Greatbatch, Inc. (a)	9,493	361,873
Haemonetics Corp. (a)	19,660	797,410
HeartWare International, Inc. (a)	6,395	464,021
ICU Medical, Inc. (a)	5,055	312,399
Insulet Corp. (a)	20,544	801,627
Integra LifeSciences Holdings Corp. (a)	7,734	354,063
Invacare Corp.	12,728	273,270
MAKO Surgical Corp. (a)	16,047	478,361
Masimo Corp.	18,424	472,023
Medical Action Industries, Inc. (a)	5,605	33,966
Meridian Bioscience, Inc.	15,933	393,864
Merit Medical Systems, Inc. (a)	16,439	262,860
Natus Medical, Inc. (a)	11,911	235,004
Navidea Biopharmaceuticals, Inc. (a)(d)	45,051	90,102
Neogen Corp. (a)	13,962	645,324
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	17,109	$ 543,724
NxStage Medical, Inc. (a)	23,525	312,177
OraSure Technologies, Inc. (a)	22,344	145,683
Orthofix International NV (a)	7,747	158,736
PhotoMedex, Inc. (a)(d)	5,135	64,906
Quidel Corp. (a)	10,981	271,231
Rochester Medical Corp. (a)	3,829	76,503
Rockwell Medical Technologies, Inc. (a)(d)	15,136	174,367
RTI Biologics, Inc. (a)	20,253	56,506
Solta Medical, Inc. (a)	25,876	47,871
Staar Surgical Co. (a)	14,318	189,570
Steris Corp.	22,817	1,031,100
SurModics, Inc. (a)	5,767	135,986
Symmetry Medical, Inc. (a)	15,069	122,059
TearLab Corp. (a)(d)	10,740	112,018
The Spectranetics Corp. (a)	15,826	330,605
Thoratec Corp. (a)	22,097	954,369
Tornier NV (a)	10,208	219,574
Unilife Corp. (a)(d)	36,112	109,419
Utah Medical Products, Inc.	1,187	66,068
Vascular Solutions, Inc. (a)	5,870	115,169
Volcano Corp. (a)	20,949	401,592
West Pharmaceutical Services, Inc.	26,618	1,286,980
Wright Medical Group, Inc. (a)	15,735	427,520
Zeltiq Aesthetics, Inc. (a)	6,493	84,214
		21,621,269
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	13,710	594,466
Accretive Health, Inc. (a)	24,544	202,733
Addus HomeCare Corp. (a)	2,110	54,544
Air Methods Corp.	15,046	657,811
Alliance Healthcare Services, Inc. (a)	1,702	42,907
Almost Family, Inc.	3,110	59,805
Amedisys, Inc. (a)	11,872	193,276
AMN Healthcare Services, Inc. (a)	17,744	220,026
AmSurg Corp. (a)	12,547	538,141
Bio-Reference Laboratories, Inc. (a)(d)	9,455	306,437
BioScrip, Inc. (a)	22,204	155,650
Capital Senior Living Corp. (a)	11,496	254,981
Centene Corp. (a)	21,056	1,182,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Chemed Corp. (d)	7,318	$ 496,307
Chindex International, Inc. (a)	4,232	71,225
Corvel Corp. (a)	4,243	176,509
Cross Country Healthcare, Inc. (a)	10,008	59,448
Emeritus Corp. (a)	15,365	294,393
ExamWorks Group, Inc. (a)	11,471	296,525
Five Star Quality Care, Inc. (a)	15,825	80,233
Gentiva Health Services, Inc. (a)	12,453	142,587
Hanger, Inc. (a)	13,428	492,808
HealthSouth Corp.	33,192	1,165,371
Healthways, Inc. (a)	13,177	126,895
IPC The Hospitalist Co., Inc. (a)	6,403	350,820
Kindred Healthcare, Inc.	20,530	284,956
Landauer, Inc.	3,902	188,857
LHC Group, Inc. (a)	5,018	103,371
Magellan Health Services, Inc. (a)	10,269	602,790
Molina Healthcare, Inc. (a)	11,014	348,483
MWI Veterinary Supply, Inc. (a)	4,965	787,648
National Healthcare Corp.	5,328	257,769
National Research Corp. Class A (a)	3,471	60,881
Owens & Minor, Inc.	24,083	901,186
PharMerica Corp. (a)	11,768	173,696
Providence Service Corp. (a)	4,254	127,152
Select Medical Holdings Corp.	17,756	150,571
Skilled Healthcare Group, Inc. (a)	6,870	29,266
Team Health Holdings, Inc. (a)	26,465	1,149,640
The Ensign Group, Inc.	7,587	323,054
Triple-S Management Corp. (a)	8,762	156,051
U.S. Physical Therapy, Inc.	4,388	140,065
Universal American Spin Corp.	14,128	104,830
USMD Holdings, Inc. (a)	367	10,214
Wellcare Health Plans, Inc. (a)	16,668	1,111,422
		15,228,305
Health Care Technology - 0.9%
athenahealth, Inc. (a)	14,183	1,893,572
Computer Programs & Systems, Inc.	4,368	249,151
Greenway Medical Technologies (a)	5,628	114,530
HealthStream, Inc. (a)	7,639	272,865
HMS Holdings Corp. (a)	33,626	710,517
MedAssets, Inc. (a)	23,591	543,301
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Medidata Solutions, Inc. (a)	10,294	$ 1,135,531
Merge Healthcare, Inc. (a)	24,669	62,659
Omnicell, Inc. (a)	13,541	312,391
Quality Systems, Inc.	15,381	350,994
Vocera Communications, Inc. (a)	8,309	139,840
		5,785,351
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (a)(d)	4,118	52,793
Affymetrix, Inc. (a)	26,973	190,699
Albany Molecular Research, Inc. (a)	9,121	119,485
Cambrex Corp. (a)	11,696	196,727
Fluidigm Corp. (a)	10,009	315,284
Furiex Pharmaceuticals, Inc. (a)	2,755	107,721
Harvard Bioscience, Inc. (a)	10,254	60,396
Luminex Corp. (a)	14,544	283,608
NeoGenomics, Inc. (a)	13,658	49,715
Pacific Biosciences of California, Inc. (a)	16,851	69,258
PAREXEL International Corp. (a)	21,913	1,001,643
Sequenom, Inc. (a)(d)	46,083	88,479
		2,535,808
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)	8,290	55,709
Akorn, Inc. (a)	22,718	464,356
Alimera Sciences, Inc. (a)(d)	6,425	13,750
Ampio Pharmaceuticals, Inc. (a)	12,465	110,191
Aratana Therapeutics, Inc.	2,319	46,287
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)	19,337	332,790
AVANIR Pharmaceuticals Class A (a)	55,681	225,508
Biodelivery Sciences International, Inc. (a)	10,598	55,640
Cadence Pharmaceuticals, Inc. (a)	24,984	123,171
Cempra, Inc. (a)	7,097	80,622
Corcept Therapeutics, Inc. (a)(d)	17,511	29,594
Cornerstone Therapeutics, Inc. (a)	2,827	26,772
DepoMed, Inc. (a)	24,261	174,679
Endocyte, Inc. (a)(d)	12,236	127,621
Hi-Tech Pharmacal Co., Inc.	4,219	181,797
Horizon Pharma, Inc. (a)	18,381	77,016
Impax Laboratories, Inc. (a)	27,084	548,722
Lannett Co., Inc. (a)	7,356	173,675
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics (a)	45,292	$ 430,727
Omeros Corp. (a)(d)	10,873	108,730
Pacira Pharmaceuticals, Inc. (a)	10,676	539,245
Pernix Therapeutics Holdings, Inc. (a)	5,102	10,663
Pozen, Inc. (a)	9,804	61,618
Questcor Pharmaceuticals, Inc.	20,062	1,231,205
Repros Therapeutics, Inc. (a)(d)	8,847	159,600
Sagent Pharmaceuticals, Inc. (a)	7,614	165,148
Santarus, Inc. (a)	21,697	506,191
SciClone Pharmaceuticals, Inc. (a)	20,227	95,674
Sucampo Pharmaceuticals, Inc. Class A (a)	4,546	28,185
Supernus Pharmaceuticals, Inc. (a)(d)	5,071	35,852
The Medicines Company (a)	24,363	826,393
TherapeuticsMD, Inc. (a)	33,979	143,391
ViroPharma, Inc. (a)	25,082	973,683
VIVUS, Inc. (a)(d)	39,427	370,220
XenoPort, Inc. (a)	17,841	93,308
Zogenix, Inc. (a)	29,027	85,049
		8,712,782
TOTAL HEALTH CARE		76,860,289
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.7%
AAR Corp.	15,515	454,279
AeroVironment, Inc. (a)	7,623	206,660
American Science & Engineering, Inc.	2,976	195,761
API Technologies Corp. (a)	11,100	32,412
Astronics Corp. (a)	4,946	242,651
Astronics Corp. Class B	900	43,461
Cubic Corp.	7,838	411,495
Curtiss-Wright Corp.	17,895	890,813
DigitalGlobe, Inc. (a)	28,654	911,770
Ducommun, Inc. (a)	3,979	98,918
Engility Holdings, Inc. (a)	7,085	219,422
Erickson Air-Crane, Inc. (a)(d)	1,492	29,243
Esterline Technologies Corp. (a)	12,158	974,585
GenCorp, Inc. (non-vtg.) (a)(d)	23,049	387,223
HEICO Corp. (d)	25,566	1,369,826
Innovative Solutions & Support, Inc.	4,355	34,317
KEYW Holding Corp. (a)(d)	11,854	136,321
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Kratos Defense & Security Solutions, Inc. (a)	18,262	$ 154,862
LMI Aerospace, Inc. (a)	3,786	59,440
Moog, Inc. Class A (a)	17,731	1,059,073
National Presto Industries, Inc.	1,694	119,512
Orbital Sciences Corp. (a)	23,331	538,246
Sparton Corp. (a)	4,361	115,087
Taser International, Inc. (a)	19,442	345,484
Teledyne Technologies, Inc. (a)	14,435	1,282,117
		10,312,978
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	19,072	138,081
Atlas Air Worldwide Holdings, Inc. (a)	9,825	363,820
Echo Global Logistics, Inc. (a)	7,220	132,920
Forward Air Corp.	11,559	467,908
Hub Group, Inc. Class A (a)	14,426	529,867
Pacer International, Inc. (a)	13,360	106,613
Park-Ohio Holdings Corp. (a)	3,647	151,022
UTI Worldwide, Inc.	35,444	538,749
XPO Logistics, Inc. (a)(d)	11,044	222,868
		2,651,848
Airlines - 0.7%
Allegiant Travel Co.	5,750	599,553
Hawaiian Holdings, Inc. (a)(d)	20,605	169,991
JetBlue Airways Corp. (a)(d)	87,562	620,815
Republic Airways Holdings, Inc. (a)	19,786	233,079
SkyWest, Inc.	20,779	312,516
Spirit Airlines, Inc. (a)	23,276	1,004,359
U.S. Airways Group, Inc. (a)(d)	73,988	1,625,516
		4,565,829
Building Products - 0.8%
AAON, Inc.	10,947	295,678
American Woodmark Corp. (a)	4,209	142,769
Apogee Enterprises, Inc.	11,182	349,773
Builders FirstSource, Inc. (a)	16,454	121,924
Gibraltar Industries, Inc. (a)	11,197	179,264
Griffon Corp.	19,203	240,614
Insteel Industries, Inc.	6,414	106,408
NCI Building Systems, Inc. (a)	7,428	107,186
Nortek, Inc. (a)	3,564	250,086
Patrick Industries, Inc. (a)	2,372	74,196
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
PGT, Inc. (a)	12,423	$ 129,820
Ply Gem Holdings, Inc.	5,723	85,273
Quanex Building Products Corp.	15,023	267,109
Simpson Manufacturing Co. Ltd.	15,878	562,875
Trex Co., Inc. (a)	6,648	466,823
Universal Forest Products, Inc.	7,640	404,309
USG Corp. (a)	29,836	814,821
		4,598,928
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	21,154	581,947
ACCO Brands Corp. (a)	44,631	261,091
Acorn Energy, Inc.	9,730	36,585
ARC Document Solutions, Inc. (a)	15,490	96,658
Casella Waste Systems, Inc. Class A (a)	13,859	81,907
CECO Environmental Corp.	8,466	149,425
Cenveo, Inc. (a)	19,057	59,839
CompX International, Inc. Class A	453	6,428
Consolidated Graphics, Inc. (a)	2,976	190,732
Costa, Inc. Class A (a)	3,608	72,593
Courier Corp.	3,958	67,246
Deluxe Corp.	19,548	920,515
EnerNOC, Inc. (a)	10,485	174,366
Ennis, Inc.	11,618	206,220
G&K Services, Inc. Class A	7,556	471,494
Healthcare Services Group, Inc.	26,221	718,193
Heritage-Crystal Clean, Inc. (a)	3,291	58,152
Herman Miller, Inc.	22,922	695,453
HNI Corp.	17,294	671,872
InnerWorkings, Inc. (a)	18,076	172,987
Interface, Inc.	23,189	469,577
Intersections, Inc.	3,445	29,524
Kimball International, Inc. Class B	11,721	137,136
Knoll, Inc.	18,907	310,453
McGrath RentCorp.	10,249	365,582
Mine Safety Appliances Co.	11,117	535,395
Mobile Mini, Inc. (a)	14,949	539,958
Multi-Color Corp.	4,449	154,959
NL Industries, Inc.	2,117	24,684
Performant Financial Corp. (a)	8,197	81,724
Quad/Graphics, Inc. (d)	9,819	342,879
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Schawk, Inc. Class A	4,758	$ 69,562
Standard Parking Corp. (a)	6,452	170,784
Steelcase, Inc. Class A	33,608	550,835
Swisher Hygiene, Inc. (Canada) (a)	39,350	23,759
Team, Inc. (a)	7,825	291,794
Tetra Tech, Inc. (a)	25,157	657,352
The Brink's Co.	18,146	569,784
TRC Companies, Inc. (a)	5,810	44,679
U.S. Ecology, Inc.	7,329	260,546
UniFirst Corp.	5,795	595,842
United Stationers, Inc.	15,619	694,108
Viad Corp.	8,272	220,862
West Corp.	8,745	192,565
		13,028,046
Construction & Engineering - 0.8%
Aegion Corp. (a)	15,537	318,509
Ameresco, Inc. Class A (a)	6,971	72,917
Argan, Inc.	5,225	116,256
Comfort Systems U.S.A., Inc.	14,967	278,835
Dycom Industries, Inc. (a)	12,491	370,358
EMCOR Group, Inc.	26,028	964,598
Furmanite Corp. (a)	15,096	169,830
Granite Construction, Inc.	15,213	492,141
Great Lakes Dredge & Dock Corp.	22,038	178,949
Layne Christensen Co. (a)	8,250	159,555
MasTec, Inc. (a)	22,955	733,871
MYR Group, Inc. (a)	8,324	220,170
Northwest Pipe Co. (a)	3,416	123,078
Orion Marine Group, Inc. (a)	10,888	136,100
Pike Electric Corp.	9,212	99,582
Primoris Services Corp.	13,883	361,513
Sterling Construction Co., Inc. (a)	6,048	58,061
Tutor Perini Corp. (a)	13,962	320,428
		5,174,751
Electrical Equipment - 1.6%
Acuity Brands, Inc.	16,579	1,666,355
American Superconductor Corp. (a)(d)	16,133	35,170
AZZ, Inc.	9,765	438,449
Brady Corp. Class A	18,157	530,003
Capstone Turbine Corp. (a)(d)	117,502	149,228
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Coleman Cable, Inc.	3,311	$ 81,451
Encore Wire Corp.	8,360	414,071
EnerSys	18,688	1,239,949
Enphase Energy, Inc. (a)(d)	5,449	41,140
Franklin Electric Co., Inc.	18,058	683,495
FuelCell Energy, Inc. (a)(d)	64,835	86,879
Generac Holdings, Inc.	19,907	982,410
General Cable Corp.	19,235	633,409
Global Power Equipment Group, Inc.	6,302	128,309
GrafTech International Ltd. (a)(d)	46,347	412,488
II-VI, Inc. (a)	20,159	343,913
LSI Industries, Inc.	7,912	72,870
Polypore International, Inc. (a)(d)	17,897	808,944
Powell Industries, Inc.	3,691	231,906
Power Solutions International, Inc. (a)	805	46,899
PowerSecure International, Inc. (a)	8,061	145,743
Preformed Line Products Co.	895	75,198
Revolution Lighting Technologies, Inc. (a)(d)	10,284	30,749
Thermon Group Holdings, Inc. (a)	10,567	248,430
Vicor Corp. (a)	6,487	57,150
		9,584,608
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	14,140	471,710
Machinery - 3.3%
Accuride Corp. (a)	14,056	63,252
Actuant Corp. Class A	27,987	1,051,192
Alamo Group, Inc.	2,656	125,337
Albany International Corp. Class A	10,677	393,020
Altra Holdings, Inc.	10,386	315,423
American Railcar Industries, Inc. (d)	3,811	156,099
Ampco-Pittsburgh Corp.	3,223	59,335
Astec Industries, Inc.	8,396	283,869
Barnes Group, Inc.	20,782	738,592
Blount International, Inc. (a)	21,099	256,986
Briggs & Stratton Corp.	18,991	348,295
Chart Industries, Inc. (a)	11,741	1,261,805
CIRCOR International, Inc.	6,717	495,513
CLARCOR, Inc.	19,223	1,124,161
Columbus McKinnon Corp. (NY Shares) (a)	7,809	203,112
Commercial Vehicle Group, Inc. (a)	8,675	68,272
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Douglas Dynamics, Inc.	8,019	$ 121,648
Dynamic Materials Corp.	4,868	107,583
Energy Recovery, Inc. (a)	18,038	105,342
EnPro Industries, Inc. (a)	8,061	481,000
ESCO Technologies, Inc.	10,355	373,608
ExOne Co. (d)	2,569	131,867
Federal Signal Corp. (a)	23,784	325,603
Flow International Corp. (a)	16,585	66,174
FreightCar America, Inc.	4,389	97,611
Global Brass & Copper Holdings, Inc.	2,970	55,628
Gorman-Rupp Co.	6,121	249,370
Graham Corp.	3,733	137,412
Greenbrier Companies, Inc. (a)	9,722	258,022
Hardinge, Inc.	4,401	65,091
Hurco Companies, Inc.	2,280	55,837
Hyster-Yale Materials Handling Class A	4,143	324,977
John Bean Technologies Corp.	11,209	304,661
Kadant, Inc.	4,128	147,782
L.B. Foster Co. Class A	3,761	175,827
Lindsay Corp.	4,952	376,402
Lydall, Inc. (a)	6,305	114,877
Manitex International, Inc. (a)	4,727	61,120
Meritor, Inc. (a)	37,151	255,227
Middleby Corp. (a)	7,271	1,655,243
Miller Industries, Inc.	3,872	72,561
Mueller Industries, Inc.	10,748	647,997
Mueller Water Products, Inc. Class A	60,114	515,177
NN, Inc.	6,182	99,407
Omega Flex, Inc.	916	18,631
PMFG, Inc. (a)	7,230	56,683
Proto Labs, Inc. (a)	6,648	557,501
RBC Bearings, Inc. (a)	8,987	618,216
Rexnord Corp. (a)	11,616	273,208
Standex International Corp.	5,116	314,685
Sun Hydraulics Corp.	8,760	347,597
Tecumseh Products Co. Class A (non-vtg.) (a)	6,549	51,082
Tennant Co.	7,233	438,971
Titan International, Inc.	20,711	300,310
TriMas Corp. (a)	17,291	654,637
Twin Disc, Inc.	3,067	79,343
Wabash National Corp. (a)	26,040	303,626
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Watts Water Technologies, Inc. Class A	10,887	$ 629,051
Woodward, Inc.	26,703	1,070,523
Xerium Technologies, Inc. (a)	4,248	50,934
		20,092,315
Marine - 0.1%
International Shipholding Corp.	2,134	52,966
Matson, Inc.	16,486	446,606
Ultrapetrol (Bahamas) Ltd. (a)	7,809	28,112
		527,684
Professional Services - 1.4%
Acacia Research Corp.	18,717	282,440
Advisory Board Co. (a)	13,752	943,387
Barrett Business Services, Inc.	2,807	233,739
CBIZ, Inc. (a)	13,430	109,589
CDI Corp.	4,895	78,565
Corporate Executive Board Co.	12,814	934,141
CRA International, Inc. (a)	3,706	70,599
Exponent, Inc.	5,485	414,721
Franklin Covey Co. (a)	3,341	62,811
FTI Consulting, Inc. (a)	15,705	637,309
GP Strategies Corp. (a)	5,358	150,131
Heidrick & Struggles International, Inc.	6,718	124,417
Huron Consulting Group, Inc. (a)	9,058	530,527
ICF International, Inc. (a)	8,017	277,549
Insperity, Inc.	8,854	342,384
Kelly Services, Inc. Class A (non-vtg.)	11,376	237,303
Kforce, Inc.	10,804	212,731
Korn/Ferry International (a)	18,923	450,367
MISTRAS Group, Inc. (a)	6,325	116,127
National Technical Systems, Inc. (a)	2,376	54,387
Navigant Consulting, Inc. (a)	20,682	358,833
Odyssey Marine Exploration, Inc. (a)(d)	28,496	61,836
On Assignment, Inc. (a)	17,535	592,508
Pendrell Corp. (a)	60,376	134,638
Resources Connection, Inc.	16,337	208,460
RPX Corp. (a)	12,727	227,304
TrueBlue, Inc. (a)	15,836	391,149
VSE Corp.	1,439	63,028
WageWorks, Inc. (a)	9,704	496,942
		8,797,922
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Arkansas Best Corp.	9,912	$ 271,291
Celadon Group, Inc.	7,409	137,363
Heartland Express, Inc.	17,311	248,586
Knight Transportation, Inc.	22,365	379,534
Marten Transport Ltd.	9,568	168,780
Patriot Transportation Holding, Inc. (a)	2,873	106,215
Quality Distribution, Inc. (a)	8,963	92,140
Roadrunner Transportation Systems, Inc. (a)	7,405	196,233
Saia, Inc. (a)	9,231	300,284
Swift Transporation Co. (a)(d)	32,120	699,895
Universal Truckload Services, Inc.	2,049	54,626
Werner Enterprises, Inc.	17,251	399,533
YRC Worldwide, Inc. (a)	3,919	37,152
		3,091,632
Trading Companies & Distributors - 1.0%
Aceto Corp.	10,936	174,429
Aircastle Ltd.	26,252	495,375
Applied Industrial Technologies, Inc.	16,453	778,391
Beacon Roofing Supply, Inc. (a)	18,694	648,869
BlueLinx Corp. (a)	11,077	20,603
CAI International, Inc. (a)	6,254	136,900
DXP Enterprises, Inc. (a)	3,657	336,078
Edgen Group, Inc. Class A (a)	5,967	71,425
H&E Equipment Services, Inc. (a)	11,706	293,001
Houston Wire & Cable Co.	6,281	87,117
Kaman Corp.	10,735	399,127
Rush Enterprises, Inc. Class A (a)	13,225	378,500
TAL International Group, Inc.	13,078	631,798
Textainer Group Holdings Ltd. (d)	8,218	311,462
Titan Machinery, Inc. (a)(d)	7,013	123,709
Watsco, Inc.	9,864	939,941
		5,826,725
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	15,495	283,868
TOTAL INDUSTRIALS		89,008,844
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.9%
ADTRAN, Inc.	22,944	538,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc. (d)	4,522	$ 83,974
Anaren, Inc. (a)	4,105	102,543
Arris Group, Inc. (a)	44,621	796,931
Aruba Networks, Inc. (a)	43,615	818,217
Aviat Networks, Inc. (a)	22,317	45,973
Bel Fuse, Inc. Class B (non-vtg.)	3,509	73,829
Black Box Corp.	5,953	149,063
CalAmp Corp. (a)	13,472	316,996
Calix Networks, Inc. (a)	14,842	150,943
Ciena Corp. (a)	39,346	915,581
Comtech Telecommunications Corp.	6,770	203,235
Digi International, Inc. (a)	9,547	96,234
Emulex Corp. (a)	36,347	273,693
Extreme Networks, Inc. (a)	35,099	188,131
Finisar Corp. (a)	35,787	823,459
Globecomm Systems, Inc. (a)	9,658	135,502
Harmonic, Inc. (a)	40,872	298,774
Infinera Corp. (a)	45,475	464,300
InterDigital, Inc.	15,902	616,203
Ixia (a)	22,363	317,107
KVH Industries, Inc. (a)	5,859	80,503
NETGEAR, Inc. (a)	14,754	424,325
NumereX Corp. Class A (a)	5,195	61,353
Oplink Communications, Inc. (a)	6,825	124,556
Parkervision, Inc. (a)(d)	33,628	92,141
PC-Tel, Inc.	6,668	61,412
Plantronics, Inc.	16,842	723,195
Procera Networks, Inc. (a)	8,084	114,389
Ruckus Wireless, Inc.	16,405	237,873
ShoreTel, Inc. (a)	23,417	186,165
Sonus Networks, Inc. (a)	81,872	245,616
Symmetricom, Inc. (a)	16,548	118,649
Tellabs, Inc.	137,340	335,110
Tessco Technologies, Inc.	2,026	71,781
Ubiquiti Networks, Inc. (d)	4,797	185,068
ViaSat, Inc. (a)	15,155	1,002,049
Westell Technologies, Inc. Class A (a)	16,708	59,982
		11,533,580
Computers & Peripherals - 0.4%
Avid Technology, Inc. (a)	11,057	82,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	15,580	$ 348,369
Datalink Corp. (a)	6,860	70,452
Electronics for Imaging, Inc. (a)	18,383	630,721
Fusion-io, Inc. (a)(d)	29,548	317,641
Hutchinson Technology, Inc. (a)	8,349	31,058
Imation Corp. (a)	12,221	56,828
Immersion Corp. (a)	10,352	131,677
QLogic Corp. (a)	34,977	431,966
Quantum Corp. (a)	88,105	109,250
Silicon Graphics International Corp. (a)	12,891	164,618
Super Micro Computer, Inc. (a)	12,796	178,120
		2,553,075
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	6,928	53,692
Agilysys, Inc. (a)	4,925	57,869
Anixter International, Inc. (a)	10,431	891,746
Audience, Inc. (a)	3,324	37,960
Badger Meter, Inc.	5,889	306,287
Belden, Inc.	17,138	1,152,702
Benchmark Electronics, Inc. (a)	21,024	477,876
Checkpoint Systems, Inc. (a)	15,654	266,431
Cognex Corp.	33,378	1,043,063
Coherent, Inc.	9,243	611,794
Control4 Corp.	1,671	27,488
CTS Corp.	13,010	242,246
Daktronics, Inc.	15,615	186,755
DTS, Inc. (a)	7,330	146,600
Electro Rent Corp.	6,980	126,617
Electro Scientific Industries, Inc.	8,556	102,501
Fabrinet (a)	11,617	194,469
FARO Technologies, Inc. (a)	6,614	314,165
FEI Co.	16,080	1,432,406
GSI Group, Inc. (a)	10,725	107,036
Insight Enterprises, Inc. (a)	16,927	356,652
InvenSense, Inc. (a)(d)	21,732	367,053
Itron, Inc. (a)	15,021	640,946
KEMET Corp. (a)	16,236	92,058
Littelfuse, Inc.	8,659	736,275
Maxwell Technologies, Inc. (a)	10,496	78,720
Measurement Specialties, Inc. (a)	6,057	337,557
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mercury Systems, Inc. (a)	13,238	$ 122,054
Mesa Laboratories, Inc.	956	66,566
Methode Electronics, Inc. Class A	14,262	364,822
MTS Systems Corp.	6,109	399,040
Multi-Fineline Electronix, Inc. (a)	3,486	46,747
Neonode, Inc. (a)(d)	9,993	54,062
Newport Corp. (a)	16,051	254,729
OSI Systems, Inc. (a)	7,641	556,570
Park Electrochemical Corp.	8,923	250,290
PC Connection, Inc.	3,543	70,825
Plexus Corp. (a)	13,400	512,952
RadiSys Corp. (a)	8,276	24,994
RealD, Inc. (a)	16,150	111,758
Richardson Electronics Ltd.	4,074	46,932
Rofin-Sinar Technologies, Inc. (a)	11,130	292,163
Rogers Corp. (a)	6,673	406,786
Sanmina Corp. (a)	31,900	464,464
ScanSource, Inc. (a)	11,077	426,021
Speed Commerce, Inc. (a)	19,235	70,592
SYNNEX Corp. (a)	10,099	619,069
TTM Technologies, Inc. (a)	21,418	187,408
Uni-Pixel, Inc. (a)(d)	3,629	59,697
Universal Display Corp. (a)	15,678	500,128
Viasystems Group, Inc. (a)	1,488	22,320
Vishay Precision Group, Inc. (a)	4,354	71,406
Zygo Corp. (a)	5,918	91,374
		16,482,733
Internet Software & Services - 2.9%
Active Network, Inc. (a)	21,049	303,948
Angie's List, Inc. (a)(d)	16,117	227,089
Bankrate, Inc. (a)	17,439	293,673
Bazaarvoice, Inc. (a)(d)	19,146	179,589
Blucora, Inc. (a)	15,843	374,370
Brightcove, Inc. (a)	10,485	160,106
Carbonite, Inc. (a)	4,655	61,632
ChannelAdvisor Corp. (a)	2,290	79,829
comScore, Inc. (a)	13,855	370,206
Constant Contact, Inc. (a)	11,902	308,381
Cornerstone OnDemand, Inc. (a)	15,750	746,078
CoStar Group, Inc. (a)	11,033	1,952,721
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cvent, Inc.	2,379	$ 73,725
DealerTrack Holdings, Inc. (a)	16,805	626,827
Demand Media, Inc. (a)	12,972	62,006
Demandware, Inc. (a)	6,298	311,436
Dice Holdings, Inc. (a)	15,867	117,098
Digital River, Inc. (a)	14,543	259,447
E2open, Inc. (a)	5,483	123,368
EarthLink, Inc.	39,117	197,932
eGain Communications Corp. (a)	4,832	55,471
Global Eagle Entertainment, Inc. (a)	8,010	81,542
Gogo, Inc.	4,160	77,542
Internap Network Services Corp. (a)	24,175	175,752
IntraLinks Holdings, Inc. (a)	15,983	166,063
j2 Global, Inc.	17,762	976,555
Limelight Networks, Inc. (a)	19,219	36,900
Liquidity Services, Inc. (a)(d)	9,610	250,917
LivePerson, Inc. (a)	20,754	193,842
LogMeIn, Inc. (a)	9,269	299,389
Marchex, Inc. Class B	8,400	74,928
Marin Software, Inc. (d)	3,259	37,772
Marketo, Inc.	2,534	85,548
Millennial Media, Inc. (a)(d)	12,770	89,773
Monster Worldwide, Inc. (a)	43,393	187,458
Move, Inc. (a)	15,849	268,958
Net Element International, Inc. (a)	971	4,593
NIC, Inc.	25,261	621,926
OpenTable, Inc. (a)(d)	8,879	616,913
Perficient, Inc. (a)	12,988	234,953
QuinStreet, Inc. (a)	11,936	106,111
RealNetworks, Inc. (a)	9,018	69,168
Reis, Inc. (a)	3,274	58,899
Responsys, Inc. (a)	14,260	233,008
SciQuest, Inc. (a)	9,270	202,457
Shutterstock, Inc.	2,937	207,940
Spark Networks, Inc. (a)	7,113	50,929
SPS Commerce, Inc. (a)	5,882	400,858
Stamps.com, Inc. (a)	5,082	230,926
Support.com, Inc. (a)	18,248	81,386
TechTarget, Inc. (a)	5,541	27,816
Textura Corp.	2,271	87,047
Travelzoo, Inc.	2,998	64,547
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tremor Video, Inc.	2,761	$ 26,616
Trulia, Inc. (a)	10,779	430,837
United Online, Inc.	36,560	315,878
Unwired Planet, Inc.	35,669	57,784
ValueClick, Inc. (a)	29,087	558,761
VistaPrint Ltd. (a)(d)	12,526	677,030
Vocus, Inc. (a)	6,811	58,915
Web.com Group, Inc. (a)	16,539	445,726
WebMD Health Corp. (a)(d)	12,227	430,635
XO Group, Inc. (a)	11,661	161,855
Xoom Corp.	3,012	89,607
Yelp, Inc. (a)	11,430	774,383
YuMe, Inc.	1,983	16,340
Zillow, Inc. (a)	8,964	713,803
Zix Corp. (a)	27,724	113,114
		18,058,632
IT Services - 2.2%
Acxiom Corp. (a)	28,282	939,811
Blackhawk Network Holdings, Inc. (d)	4,644	106,162
CACI International, Inc. Class A (a)	8,677	624,570
Cardtronics, Inc. (a)	17,436	684,363
Cass Information Systems, Inc.	4,220	241,933
Ciber, Inc. (a)	26,562	86,327
Computer Task Group, Inc.	5,504	94,284
Convergys Corp.	39,761	784,882
CSG Systems International, Inc.	12,975	361,484
EPAM Systems, Inc. (a)	8,304	311,151
Euronet Worldwide, Inc. (a)	19,302	837,707
EVERTEC, Inc.	11,469	269,063
ExlService Holdings, Inc. (a)	12,747	368,516
Forrester Research, Inc.	4,571	177,401
Global Cash Access Holdings, Inc. (a)	26,920	223,436
Hackett Group, Inc.	9,379	66,778
Heartland Payment Systems, Inc.	13,995	566,098
Higher One Holdings, Inc. (a)	11,179	88,873
iGate Corp. (a)	13,534	430,923
Lionbridge Technologies, Inc. (a)	21,573	94,058
Luxoft Holding, Inc.	1,680	49,090
ManTech International Corp. Class A	10,031	280,266
Maximus, Inc.	26,489	1,283,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ModusLink Global Solutions, Inc. (a)	14,879	$ 61,301
MoneyGram International, Inc. (a)	8,500	179,435
Planet Payment, Inc. (a)	15,126	41,143
PRG-Schultz International, Inc. (a)	10,786	77,443
Sapient Corp. (a)	42,306	668,858
ServiceSource International, Inc. (a)	23,124	250,202
Sykes Enterprises, Inc. (a)	16,239	303,994
Syntel, Inc.	5,869	503,795
Teletech Holdings, Inc. (a)	7,344	194,396
Unisys Corp. (a)	17,208	453,431
Virtusa Corp. (a)	8,021	249,293
WEX, Inc. (a)	14,963	1,396,796
		13,350,655
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	15,319	319,861
Alpha & Omega Semiconductor Ltd. (a)	6,304	46,397
Ambarella, Inc. (a)	6,818	140,110
Amkor Technology, Inc. (a)(d)	29,045	154,229
ANADIGICS, Inc. (a)	29,838	60,273
Applied Micro Circuits Corp. (a)	28,689	334,514
ATMI, Inc. (a)	12,250	334,915
Axcelis Technologies, Inc. (a)	39,763	86,286
Brooks Automation, Inc.	27,562	265,698
Cabot Microelectronics Corp. (a)	9,584	391,890
Cavium, Inc. (a)	19,672	792,978
Ceva, Inc. (a)	8,874	127,164
Cirrus Logic, Inc. (a)(d)	24,593	551,621
Cohu, Inc.	8,867	84,769
Cypress Semiconductor Corp.	56,337	522,807
Diodes, Inc. (a)	13,966	338,257
DSP Group, Inc. (a)	6,723	50,086
Entegris, Inc. (a)	53,658	555,360
Entropic Communications, Inc. (a)	33,040	141,411
Exar Corp. (a)	16,117	185,829
FormFactor, Inc. (a)	19,849	103,612
GSI Technology, Inc. (a)	7,752	54,419
GT Advanced Technologies, Inc. (a)(d)	46,609	349,568
Hittite Microwave Corp. (a)	12,263	783,483
Inphi Corp. (a)	10,605	156,318
Integrated Device Technology, Inc. (a)	50,253	534,692
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Silicon Solution, Inc. (a)	12,002	$ 129,382
Intermolecular, Inc. (a)	5,923	34,353
International Rectifier Corp. (a)	26,595	692,534
Intersil Corp. Class A	49,128	548,268
IXYS Corp.	8,824	102,623
Kopin Corp. (a)	24,223	88,898
Lattice Semiconductor Corp. (a)	46,373	237,893
LTX-Credence Corp. (a)	19,657	120,497
M/A-COM Technology Solutions, Inc. (a)	3,819	65,954
MaxLinear, Inc. Class A (a)	8,142	70,510
Micrel, Inc.	20,064	184,589
Microsemi Corp. (a)	36,146	908,349
Mindspeed Technologies, Inc. (a)(d)	15,264	44,113
MKS Instruments, Inc.	20,090	595,468
Monolithic Power Systems, Inc.	14,393	458,273
MoSys, Inc. (a)	16,641	73,220
Nanometrics, Inc. (a)	9,292	172,645
NeoPhotonics Corp. (a)	7,424	52,636
NVE Corp. (a)	1,749	93,344
Omnivision Technologies, Inc. (a)	21,128	296,003
PDF Solutions, Inc. (a)	10,292	236,407
Peregrine Semiconductor Corp. (a)	9,481	77,175
Pericom Semiconductor Corp. (a)	8,042	64,979
Photronics, Inc. (a)	22,506	189,050
PLX Technology, Inc. (a)	16,319	98,567
PMC-Sierra, Inc. (a)	79,966	469,400
Power Integrations, Inc.	11,184	642,409
Rambus, Inc. (a)	42,442	370,943
RF Micro Devices, Inc. (a)	108,281	568,475
Rubicon Technology, Inc. (a)	6,306	54,232
Rudolph Technologies, Inc. (a)	12,134	128,620
Semtech Corp. (a)	25,778	801,954
Sigma Designs, Inc. (a)	10,824	58,883
Silicon Image, Inc. (a)	30,824	161,826
Spansion, Inc. Class A (a)	17,969	215,089
SunEdison, Inc. (a)	103,239	960,123
SunPower Corp. (a)(d)	15,744	475,311
Supertex, Inc.	3,583	91,402
Synaptics, Inc. (a)(d)	12,411	577,112
Tessera Technologies, Inc.	20,074	381,807
TriQuint Semiconductor, Inc. (a)	63,189	501,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultra Clean Holdings, Inc. (a)	8,589	$ 79,964
Ultratech, Inc. (a)	10,828	257,598
Veeco Instruments, Inc. (a)	15,134	442,064
		20,340,578
Software - 4.2%
Accelrys, Inc. (a)	22,563	210,964
ACI Worldwide, Inc. (a)	15,506	854,691
Actuate Corp. (a)	18,050	144,581
Advent Software, Inc.	12,625	423,569
American Software, Inc. Class A	8,330	72,888
Aspen Technology, Inc. (a)	36,217	1,384,576
AVG Technologies NV (a)	8,936	179,614
Blackbaud, Inc.	17,602	633,672
Bottomline Technologies, Inc. (a)	14,383	451,914
BroadSoft, Inc. (a)	10,813	353,801
Callidus Software, Inc. (a)	13,963	144,517
CommVault Systems, Inc. (a)	18,023	1,407,236
Comverse, Inc.	8,594	271,399
Cyan, Inc.	2,579	12,147
Digimarc Corp.	2,394	50,418
Ebix, Inc. (d)	11,919	135,638
Ellie Mae, Inc. (a)	10,225	295,503
EPIQ Systems, Inc.	13,190	197,322
ePlus, Inc.	1,326	72,081
Fair Isaac Corp.	13,691	784,220
FleetMatics Group PLC (d)	6,117	194,215
Gigamon, Inc. (a)	2,891	88,985
Glu Mobile, Inc. (a)(d)	25,609	87,071
Guidance Software, Inc. (a)	6,355	55,543
Guidewire Software, Inc. (a)	18,908	959,014
Imperva, Inc. (a)	7,833	300,317
Infoblox, Inc. (a)	19,192	853,084
Interactive Intelligence Group, Inc. (a)	5,992	368,208
Jive Software, Inc. (a)	15,645	170,374
Manhattan Associates, Inc. (a)	7,452	793,713
Mentor Graphics Corp.	37,496	827,912
MicroStrategy, Inc. Class A (a)	3,593	438,310
Mitek Systems, Inc. (a)	8,831	46,716
Model N, Inc.	2,643	23,761
Monotype Imaging Holdings, Inc.	14,499	409,162
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetScout Systems, Inc. (a)	13,821	$ 391,411
Parametric Technology Corp. (a)	46,791	1,297,047
Pegasystems, Inc.	7,020	267,181
Progress Software Corp. (a)	21,405	555,674
Proofpoint, Inc. (a)	8,625	272,895
PROS Holdings, Inc. (a)	8,941	316,064
QAD, Inc. Class A	2,134	31,839
QLIK Technologies, Inc. (a)	33,365	845,469
Qualys, Inc. (a)	5,978	124,342
Rally Software Development Corp.	2,423	65,009
RealPage, Inc. (a)	17,679	433,666
Rosetta Stone, Inc. (a)	4,094	62,147
Sapiens International Corp. NV	6,436	41,512
SeaChange International, Inc. (a)	13,062	185,350
Silver Spring Networks, Inc.	2,274	49,664
SS&C Technologies Holdings, Inc. (a)	22,430	881,499
Synchronoss Technologies, Inc. (a)	11,391	394,356
Take-Two Interactive Software, Inc. (a)	30,773	551,144
Tangoe, Inc. (a)	11,830	225,953
TeleCommunication Systems, Inc. Class A (a)	16,207	36,952
TeleNav, Inc. (a)	6,450	46,763
TiVo, Inc. (a)	48,479	644,286
Tyler Technologies, Inc. (a)	12,100	1,170,191
Ultimate Software Group, Inc. (a)	10,683	1,650,310
Vasco Data Security International, Inc. (a)	11,305	84,901
Verint Systems, Inc. (a)	20,721	756,731
VirnetX Holding Corp. (a)(d)	16,574	360,319
Vringo, Inc. (a)(d)	23,327	65,782
		25,505,593
TOTAL INFORMATION TECHNOLOGY		107,824,846
MATERIALS - 4.8%
Chemicals - 2.3%
A. Schulman, Inc.	11,160	369,619
Advanced Emissions Solutions, Inc. (a)	3,727	140,769
American Pacific Corp. (a)	2,311	105,197
American Vanguard Corp.	10,807	282,063
Arabian American Development Co. (a)	7,001	63,709
Axiall Corp.	27,005	1,050,224
Balchem Corp.	11,503	658,662
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Calgon Carbon Corp. (a)	20,739	$ 413,743
Chase Corp.	2,274	68,811
Chemtura Corp. (a)	38,111	933,720
Ferro Corp. (a)	27,569	353,710
Flotek Industries, Inc. (a)	18,483	395,167
FutureFuel Corp.	8,097	140,969
GSE Holding, Inc. (a)	2,300	6,486
H.B. Fuller Co.	19,524	934,614
Hawkins, Inc.	4,055	146,021
Innophos Holdings, Inc.	8,412	421,609
Innospec, Inc.	9,108	419,514
Intrepid Potash, Inc. (d)	21,496	319,216
KMG Chemicals, Inc.	2,990	59,740
Koppers Holdings, Inc.	8,172	363,736
Kraton Performance Polymers, Inc. (a)	12,807	272,405
Landec Corp. (a)	9,386	109,910
LSB Industries, Inc. (a)	7,520	276,134
Marrone Bio Innovations, Inc.	1,941	33,735
Minerals Technologies, Inc.	13,398	758,729
Olin Corp.	30,776	692,768
OM Group, Inc. (a)	12,302	418,268
OMNOVA Solutions, Inc. (a)	17,512	152,354
Penford Corp. (a)	3,614	49,150
PolyOne Corp.	38,579	1,168,944
Quaker Chemical Corp.	5,008	380,157
Sensient Technologies Corp.	19,295	1,005,848
Stepan Co.	7,189	423,216
Taminco Corp.	5,835	116,525
Tredegar Corp.	9,512	277,941
Zep, Inc.	8,854	176,106
Zoltek Companies, Inc. (a)	10,275	171,593
		14,131,082
Construction Materials - 0.1%
Headwaters, Inc. (a)	28,949	252,725
Texas Industries, Inc. (a)	8,423	452,315
U.S. Concrete, Inc. (a)	5,854	127,910
United States Lime & Minerals, Inc. (a)	682	37,892
		870,842
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	1,691	100,479
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Berry Plastics Group, Inc.	21,207	$ 425,837
Graphic Packaging Holding Co. (a)	80,519	676,360
Myers Industries, Inc.	11,234	200,190
UFP Technologies, Inc. (a)	1,973	45,478
		1,448,344
Metals & Mining - 1.4%
A.M. Castle & Co. (a)	6,430	92,013
AK Steel Holding Corp. (a)(d)	51,134	224,990
Allied Nevada Gold Corp. (a)(d)	39,564	161,421
Amcol International Corp.	10,742	344,603
Century Aluminum Co. (a)	20,371	176,820
Coeur d'Alene Mines Corp. (a)	39,766	485,543
Commercial Metals Co.	45,164	829,211
General Moly, Inc. (a)	19,142	31,393
Globe Specialty Metals, Inc.	24,319	426,555
Gold Resource Corp.	12,170	63,162
Handy & Harman Ltd. (a)	1,886	43,548
Haynes International, Inc.	4,737	255,324
Hecla Mining Co. (d)	126,103	393,441
Horsehead Holding Corp. (a)	17,541	254,520
Kaiser Aluminum Corp.	7,269	490,294
Materion Corp.	8,413	250,792
Midway Gold Corp. (a)(d)	36,450	34,263
Molycorp, Inc. (a)(d)	58,282	295,490
Noranda Aluminium Holding Corp.	11,540	31,389
Olympic Steel, Inc.	3,237	88,597
Paramount Gold & Silver Corp. (a)(d)	49,726	60,168
RTI International Metals, Inc. (a)	12,866	436,157
Schnitzer Steel Industries, Inc. Class A	9,875	286,770
Stillwater Mining Co. (a)	46,785	510,424
SunCoke Energy, Inc. (a)	26,406	528,120
U.S. Silica Holdings, Inc. (d)	8,201	285,559
Universal Stainless & Alloy Products, Inc. (a)	2,597	83,935
Walter Energy, Inc.	24,346	386,858
Worthington Industries, Inc.	20,389	826,570
		8,377,930
Paper & Forest Products - 0.8%
Boise Cascade Co.	4,997	127,973
Clearwater Paper Corp. (a)	8,347	435,880
Deltic Timber Corp.	4,610	294,487
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Kapstone Paper & Packaging Corp.	15,863	$ 824,241
Louisiana-Pacific Corp. (a)	53,322	907,007
Neenah Paper, Inc.	5,916	243,384
P.H. Glatfelter Co.	17,055	446,841
Resolute Forest Products (a)	27,450	438,926
Schweitzer-Mauduit International, Inc.	12,076	747,263
Wausau-Mosinee Paper Corp.	20,240	236,808
		4,702,810
TOTAL MATERIALS		29,531,008
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	28,137	322,450
Atlantic Tele-Network, Inc.	3,352	185,768
Cbeyond, Inc. (a)	9,525	61,341
Cincinnati Bell, Inc. (a)	83,738	239,491
Cogent Communications Group, Inc.	18,187	638,909
Consolidated Communications Holdings, Inc.	17,002	316,747
FairPoint Communications, Inc. (a)(d)	7,465	69,723
General Communications, Inc. Class A (a)	11,192	106,436
Hawaiian Telcom Holdco, Inc. (a)	3,677	97,735
HickoryTech Corp.	4,652	62,244
IDT Corp. Class B	6,498	142,241
inContact, Inc. (a)	19,756	149,948
Inteliquent, Inc.	12,117	155,703
Iridium Communications, Inc. (a)	23,360	140,861
Lumos Networks Corp.	5,801	127,680
ORBCOMM, Inc. (a)	12,958	78,137
Premiere Global Services, Inc. (a)	17,643	158,963
PTGi Holding, Inc.	4,002	14,087
Straight Path Communications, Inc. Class B (a)	3,271	17,860
Towerstream Corp. (a)	24,155	57,972
VocalTec Communications Ltd. (a)	6,671	75,249
Vonage Holdings Corp. (a)	61,727	230,242
		3,449,787
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	6,277	42,558
Leap Wireless International, Inc. (a)	20,756	334,172
NII Holdings, Inc. (a)(d)	65,136	224,068
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NTELOS Holdings Corp.	6,381	$ 121,494
Shenandoah Telecommunications Co.	9,614	266,596
U.S.A. Mobility, Inc.	8,151	121,613
		1,110,501
TOTAL TELECOMMUNICATION SERVICES		4,560,288
UTILITIES - 3.1%
Electric Utilities - 1.4%
Allete, Inc.	15,174	766,742
Cleco Corp.	23,147	1,072,632
El Paso Electric Co.	15,614	549,144
Empire District Electric Co.	17,670	397,398
IDACORP, Inc.	19,007	980,761
MGE Energy, Inc.	9,561	538,380
NRG Yield, Inc. Class A	8,718	308,792
Otter Tail Corp.	14,828	442,319
PNM Resources, Inc.	29,929	715,902
Portland General Electric Co.	29,109	835,428
UIL Holdings Corp.	21,864	842,201
Unitil Corp.	5,017	151,614
UNS Energy Corp.	16,215	802,318
		8,403,631
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	4,274	232,548
Delta Natural Gas Co., Inc.	2,508	55,979
Laclede Group, Inc.	12,535	590,022
New Jersey Resources Corp.	16,127	742,326
Northwest Natural Gas Co.	10,182	442,204
Piedmont Natural Gas Co., Inc. (d)	28,834	984,393
South Jersey Industries, Inc.	12,320	733,656
Southwest Gas Corp.	17,715	961,216
WGL Holdings, Inc.	19,778	890,208
		5,632,552
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	46,427	209,281
Black Hills Corp.	17,342	879,586
Dynegy, Inc. (a)(d)	38,772	753,340
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Genie Energy Ltd. Class B (a)	5,439	$ 56,185
Ormat Technologies, Inc.	7,054	183,898
		2,082,290
Multi-Utilities - 0.2%
Avista Corp.	22,599	628,026
NorthWestern Energy Corp.	14,517	665,459
		1,293,485
Water Utilities - 0.3%
American States Water Co.	15,097	429,963
Artesian Resources Corp. Class A	2,695	61,716
California Water Service Group	19,276	420,217
Connecticut Water Service, Inc.	3,857	123,617
Consolidated Water Co., Inc.	5,322	80,043
Middlesex Water Co.	5,902	122,348
Pure Cycle Corp. (a)	6,083	40,634
SJW Corp.	5,694	160,742
York Water Co.	4,628	95,846
		1,535,126
TOTAL UTILITIES		18,947,084
TOTAL COMMON STOCKS (Cost $535,321,782)		609,761,073
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 7/24/14 (e) (Cost $699,716)	$ 700,000	699,771
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	7,900,705	$ 7,900,705
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	47,384,040	47,384,040
TOTAL MONEY MARKET FUNDS (Cost $55,284,745)		55,284,745
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $591,306,243)		665,745,589
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(51,939,114)
NET ASSETS - 100%		$ 613,806,475
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	$ 3,622,740	$ 147,752

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $426,851.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,597
Fidelity Securities Lending Cash Central Fund	363,088
Total	$ 367,685
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 83,793,637	$ 83,793,637	$ -	$ -
Consumer Staples	24,276,009	24,276,009	-	-
Energy	36,321,408	36,320,923	-	485
Financials	138,637,660	138,637,660	-	-
Health Care	76,860,289	76,860,289	-	-
Industrials	89,008,844	89,008,844	-	-
Information Technology	107,824,846	107,824,846	-	-
Materials	29,531,008	29,531,008	-	-
Telecommunication Services	4,560,288	4,560,288	-	-
Utilities	18,947,084	18,947,084	-	-
U.S. Government and Government Agency Obligations	699,771	-	699,771	-
Money Market Funds	55,284,745	55,284,745	-	-
Total Investments in Securities:	$ 665,745,589	$ 665,045,333	$ 699,771	$ 485
Derivative Instruments:
Assets
Futures Contracts	$ 147,752	$ 147,752	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 147,752	$ -
Total Value of Derivatives	$ 147,752	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,487,172) - See accompanying schedule: Unaffiliated issuers (cost $536,021,498)	$ 610,460,844
Fidelity Central Funds (cost $55,284,745)	55,284,745
Total Investments (cost $591,306,243)		$ 665,745,589
Receivable for investments sold		1,419,160
Receivable for fund shares sold		2,078,553
Dividends receivable		215,082
Distributions receivable from Fidelity Central Funds		79,429
Receivable from investment adviser for expense reductions		61,753
Other receivables		362
Total assets		669,599,928

Liabilities
Payable for investments purchased	$ 7,882,679
Payable for fund shares redeemed	342,863
Accrued management fee	72,427
Payable for daily variation margin for derivative instruments	78,985
Other affiliated payables	32,459
Collateral on securities loaned, at value	47,384,040
Total liabilities		55,793,453

Net Assets		$ 613,806,475
Net Assets consist of:
Paid in capital		$ 531,595,938
Undistributed net investment income		2,732,474
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,890,979
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,587,084
Net Assets		$ 613,806,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($16,833,154 ÷ 1,065,685 shares)	$ 15.80

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($440,866,735 ÷ 27,871,016 shares)	$ 15.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($152,509,285 ÷ 9,639,237 shares)	$ 15.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($3,597,301 ÷ 227,357 shares)	$ 15.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,560,805
Interest		260
Income from Fidelity Central Funds (including $363,088 from security lending)		367,685
Total income		2,928,750

Expenses
Management fee	$ 308,423
Transfer agent fees	144,030
Independent trustees' compensation	669
Miscellaneous	307
Total expenses before reductions	453,429
Expense reductions	(269,866)	183,563
Net investment income (loss)		2,745,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,571,467
Foreign currency transactions	(4)
Futures contracts	569,261
Total net realized gain (loss)		5,140,724
Change in net unrealized appreciation (depreciation) on: Investment securities	51,843,319
Assets and liabilities in foreign currencies	(28)
Futures contracts	86,874
Total change in net unrealized appreciation (depreciation)		51,930,165
Net gain (loss)		57,070,889
Net increase (decrease) in net assets resulting from operations		$ 59,816,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,745,187	$ 1,787,862
Net realized gain (loss)	5,140,724	1,165,380
Change in net unrealized appreciation (depreciation)	51,930,165	20,097,144
Net increase (decrease) in net assets resulting from operations	59,816,076	23,050,386
Distributions to shareholders from net investment income	(713,855)	(1,161,877)
Distributions to shareholders from net realized gain	(1,054,930)	(472,451)
Total distributions	(1,768,785)	(1,634,328)
Share transactions - net increase (decrease)	319,789,557	177,215,771
Redemption fees	137,880	85,469
Total increase (decrease) in net assets	377,974,728	198,717,298

Net Assets
Beginning of period	235,831,747	37,114,449
End of period (including undistributed net investment income of $2,732,474 and undistributed net investment income of $701,142, respectively)	$ 613,806,475	$ 235,831,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.09
Net realized and unrealized gain (loss)	2.20	1.85	1.73
Total from investment operations	2.29	2.03	1.82
Distributions from net investment income	(.03)	(.14)	(.04)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.08)	(.23) J	(.04)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.80	$ 13.59	$ 11.78
Total Return B, C	16.91%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A	.36%	.36% A
Expenses net of fee waivers, if any	.23% A	.29%	.31% A
Expenses net of all reductions	.23% A	.29%	.31% A
Net investment income (loss)	1.19% A	1.54%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,833	$ 8,079	$ 12,116
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.21	.10
Net realized and unrealized gain (loss)	2.20	1.84	1.73
Total from investment operations	2.30	2.05	1.83
Distributions from net investment income	(.04)	(.15)	(.04)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.09)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.82	$ 13.61	$ 11.79
Total Return B, C	16.96%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23%	.23% A
Expenses net of fee waivers, if any	.09% A	.12%	.17% A
Expenses net of all reductions	.09% A	.12%	.17% A
Net investment income (loss)	1.33% A	1.71%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,867	$ 197,995	$ 23,851
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.22	.10
Net realized and unrealized gain (loss)	2.20	1.82	1.74
Total from investment operations	2.30	2.04	1.84
Distributions from net investment income	(.04)	(.15)	(.04)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.09)	(.24) J	(.04)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.82	$ 13.61	$ 11.80
Total Return B, C	16.97%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17% A	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.10%	.13% A
Expenses net of all reductions	.07% A	.10%	.13% A
Net investment income (loss)	1.35% A	1.73%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,509	$ 27,675	$ 574
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.23	.10
Net realized and unrealized gain (loss)	2.20	1.81	1.75
Total from investment operations	2.30	2.04	1.85
Distributions from net investment income	(.04)	(.16)	(.05)
Distributions from net realized gain	(.05)	(.08)	-
Total distributions	(.09)	(.24)	(.05)
Redemption fees added to paid in capital D	- I	.01	- I
Net asset value, end of period	$ 15.82	$ 13.61	$ 11.80
Total Return B, C	16.98%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15% A	.15%	.15% A
Expenses net of fee waivers, if any	.05% A	.06%	.11% A
Expenses net of all reductions	.05% A	.06%	.11% A
Net investment income (loss)	1.37% A	1.77%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,597	$ 2,082	$ 574
Portfolio turnover rate F	16% A	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 371,502,859	$ 70,087,088	$ (7,212,441)	$ 62,874,647
Spartan Small Cap Index Fund	591,491,250	94,228,867	(19,974,528)	74,254,339

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ 312,728	$ 57,098
Totals (a)	$ 312,728	$ 57,098
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 569,261	$ 86,874
Totals (a)	$ 569,261	$ 86,874

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	158,053,604	23,658,053
Spartan Small Cap Index Fund	353,393,975	33,732,335

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

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6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 6,660
Fidelity Advantage Class	116,418
Institutional Class	4,725
$ 127,803
Spartan Small Cap Index Fund
Investor Class	$ 12,741
Fidelity Advantage Class	122,257
Institutional Class	9,032
$ 144,030

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 279
Spartan Small Cap Index Fund	307

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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9. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 3,528
Fidelity Advantage Class	.08%	175,166
Institutional Class	.06%	18,981
Fidelity Advantage Institutional Class	.04%	1,191
Spartan Small Cap Index Fund
Investor Class	.23%	7,916
Fidelity Advantage Class	.09%	214,418
Institutional Class	.07%	45,286
Fidelity Advantage Institutional Class	.05%	1,570

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Mid Cap Index Fund	$ 483
Spartan Small Cap Index Fund	658

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 3
Spartan Small Cap Index Fund	18

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 15,864	$ 181,075
Fidelity Advantage Class	588,344	632,380
Institutional Class	109,945	434,898
Fidelity Advantage Institutional Class	8,249	1,556
Total	$ 722,402	$ 1,249,909

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund - continued
From net realized gain
Investor Class	$ 13,220	$ 48,809
Fidelity Advantage Class	354,958	153,239
Institutional Class	63,829	106,819
Fidelity Advantage Institutional Class	4,614	411
Total	$ 436,621	$ 309,278
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 17,462	$ 277,125
Fidelity Advantage Class	601,019	634,304
Institutional Class	86,994	249,021
Fidelity Advantage Institutional Class	8,380	1,427
Total	$ 713,855	$ 1,161,877
From net realized gain
Investor Class	$ 34,925	$ 131,295
Fidelity Advantage Class	885,103	272,422
Institutional Class	123,429	67,976
Fidelity Advantage Institutional Class	11,473	758
Total	$ 1,054,930	$ 472,451

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund
Investor Class
Shares sold	942,695	1,525,867	$ 13,341,340	$ 18,496,025
Reinvestment of distributions	2,031	19,079	28,334	221,467
Shares redeemed	(872,496)	(1,835,715)	(12,298,152)	(22,959,696)
Net increase (decrease)	72,230	(290,769)	$ 1,071,522	$ (4,242,204)
Fidelity Advantage Class
Shares sold	12,023,155	14,053,402	$ 172,539,253	$ 177,019,830
Reinvestment of distributions	66,607	65,424	929,830	762,511
Shares redeemed	(2,981,548)	(1,205,869)	(42,959,028)	(14,930,620)
Net increase (decrease)	9,108,214	12,912,957	$ 130,510,055	$ 162,851,721

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Spartan Mid Cap Index Fund - continued
Institutional Class
Shares sold	433,425	1,830,971	$ 6,254,263	$ 21,586,198
Reinvestment of distributions	12,448	46,616	173,774	541,717
Shares redeemed	(231,910)	(389,894)	(3,356,178)	(4,722,707)
Net increase (decrease)	213,963	1,487,693	$ 3,071,859	$ 17,405,208
Fidelity Advantage Institutional Class
Shares sold	178,214	63,424	$ 2,481,981	$ 838,572
Reinvestment of distributions	921	170	12,863	1,967
Shares redeemed	(11,778)	(92)	(172,246)	(1,227)
Net increase (decrease)	167,357	63,502	$ 2,322,598	$ 839,312
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,366,102	2,346,240	$ 20,437,146	$ 28,485,122
Reinvestment of distributions	3,191	33,919	44,988	393,310
Shares redeemed	(898,228)	(2,813,647)	(13,421,140)	(35,532,992)
Net increase (decrease)	471,065	(433,488)	$ 7,060,994	$ (6,654,560)
Fidelity Advantage Class
Shares sold	15,491,057	14,023,492	$ 230,549,758	$ 177,473,307
Reinvestment of distributions	102,402	74,690	1,445,920	868,118
Shares redeemed	(2,274,962)	(1,567,890)	(33,694,269)	(19,233,828)
Net increase (decrease)	13,318,497	12,530,292	$ 198,301,409	$ 159,107,597
Institutional Class
Shares sold	7,951,295	2,259,186	$ 118,606,957	$ 26,761,565
Reinvestment of distributions	14,902	26,937	210,423	316,997
Shares redeemed	(360,630)	(301,107)	(5,443,914)	(3,776,948)
Net increase (decrease)	7,605,567	1,985,016	$ 113,373,466	$ 23,301,614
Fidelity Advantage Institutional Class
Shares sold	86,006	144,033	$ 1,228,025	$ 1,921,456
Reinvestment of distributions	1,406	190	19,853	2,185
Shares redeemed	(13,068)	(39,867)	(194,190)	(462,521)
Net increase (decrease)	74,344	104,356	$ 1,053,688	$ 1,461,120

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Notes to Financial Statements (Unaudited) - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode Capital Management, LLC's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Spartan Mid Cap Index Fund

Semiannual Report

Spartan Small Cap Index Fund

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. Although the fund's hypothetical net management fee was negative, the Board noted that it is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and is not intended to suggest that Fidelity pays the fund to manage the fund's assets.

Semiannual Report

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Mid Cap Index Fund ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked equal to its competitive median for 2012.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08%, 0.04%, 0.06%, and 0.22% through June 30, 2014.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of Spartan Small Cap Index Fund ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.05%, 0.07%, and 0.23% through June 30, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of Investor Class of Spartan Small Cap Index Fund ranked above its competitive median for 2012. The Board also considered that, effective January 1, 2013, FMR voluntarily agreed to reimburse Investor Class to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.23%. The Board considered that, if the 0.23% voluntary expense reimbursement had been in effect for 2012, the class's total expense ratio would have ranked below the median.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Investor Class of Spartan Small Cap Index Fund was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-SCX-USAN-1213
1.929314.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 20, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 20, 2013